UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund : FSTDX

This annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 13, 2021 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	7.38%	-2.14%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index	7.58%	-2.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.23%
A   From August 13, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$12,786,532,971
Number of Holdings	28
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	36.6
1 - 1.99%	45.9
2 - 2.99%	16.2
3 - 3.99%	0.7

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	70.4
US Treasury Bonds	29.0
99.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914398.101    6399-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund : FSTZX

This annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 13, 2021 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	5.99%	3.14%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index	6.07%	3.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.23%
A   From August 13, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$8,968,587,152
Number of Holdings	27
Total Advisory Fee	$0
Portfolio Turnover	38%
What did the Fund invest in?
(as of December 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	50.6
1 - 1.99%	28.0
2 - 2.99%	14.8
3 - 3.99%	4.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	86.5
US Treasury Bonds	11.3
97.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914397.101    6398-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® SAI Municipal Income Fund Fidelity® SAI Municipal Income Fund : FSMNX

This annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 35	0.35%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's overweight in bonds in the 10-year part of the yield curve contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection also boosted the relative result, as the municipal bond yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds helped as well.
•In contrast, overweights in certain lower-rated hospital and higher education bonds detracted from relative performance.
•Pricing factors also crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Municipal Income Fund	4.15%	1.00%	2.79%
Bloomberg 3+ Year Municipal Bond Index	4.30%	0.69%	2.59%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.51%
A   From October 2, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,265,370,823
Number of Holdings	1,807
Total Advisory Fee	$8,848,716
Portfolio Turnover	16%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.4
Transportation	16.7
Health Care	8.9
Special Tax	8.4
Education	5.4
Water & Sewer	5.2
Electric Utilities	5.2
Others(Individually Less Than 5%)	6.1
90.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.3
AA - 40.6
A - 32.4
BBB - 6.6
BB - 1.4
B - 0.1
CCC,CC,C - 0.0
Not Rated - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 9.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	8.4
New York	7.9
Illinois	7.7
Alabama	6.4
New Jersey	5.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914383.101    3307-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® SAI International Credit Fund Fidelity® SAI International Credit Fund : FSNDX

This annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 42	0.41%
What affected the Fund's performance this period?

•International Credit performed well in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against this backdrop, the fund's allocation to euro- and pound-denominated corporate bonds - which outperformed dollar-denominated bonds - notably contributed to performance versus the benchmark Bloomberg Global Aggregate Credit ex U.S. Index for the year.
•Overweight holdings among yield-advantaged, lower-quality investment-grade bonds rated BBB or lower boosted relative performance.
•The portfolio's yield-curve positioning aided the relative result as curves steepened in the U.S. and U.K. bond markets.
•Security selection within euro-denominated financials was a bright spot.
•In contrast, an allocation to U.S. Treasurys detracted.
•At year-end, the portfolio was defensively positioned with about 20% in non-benchmark exposure to U.S. government bonds and about 8% in non-U.S. government bonds.
•Notable changes include a reduction in credit risk and a focus on defensively positioning the portfolio.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI International Credit Fund	6.40%	6.64%
Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)	6.36%	6.66%
Bloomberg Global Aggregate Bond Index	8.17%	4.32%
A   From March 1, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,915,378,444
Number of Holdings	293
Total Advisory Fee	$5,481,439
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.5
AAA - 12.2
AA - 0.2
A - 13.0
BBB - 32.3
BB - 4.8
B - 1.4
CCC,CC,C - 0.4
D - 0.0
Not Rated - 7.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 58.4
U.S. Treasury Obligations - 23.5
Foreign Government and Government Agency Obligations - 11.4
Preferred Securities - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 33.5
United Kingdom - 16.8
Germany - 11.7
Canada - 5.6
France - 5.1
Multi-national - 4.8
Japan - 4.0
Luxembourg - 3.6
Australia - 2.4
Others - 12.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.1
US Treasury Bonds	6.4
Canadian Government	3.8
KfW	3.6
Japan Government	3.4
European Union	3.0
European Investment Bank	1.8
HSBC Holdings PLC	1.6
Bayer US Finance LLC	1.4
UBS Group AG	1.2
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914415.101    7328-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Bond Index Fund Fidelity® International Bond Index Fund : FBIIX

This annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 6	0.06%
What affected the Fund's performance this period?

•International bonds advanced solidly in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to costs related to hedging the Chinese Renminbi.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 10, 2019 through December 31, 2025.
Initial investment of $10,000.

Effective September 26, 2025, the fund began comparing its performance to the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) rather than the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD) because the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) mitigates country-specific risk and volatility and also reduces currency hedging costs.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® International Bond Index FundA	2.66%	0.23%	0.68%
Fidelity International Bond Linked Index℠A	3.02%	0.80%	1.20%
Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD)B	2.66%	n/a	n/a
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD)A	3.00%	0.80%	1.20%
Bloomberg Global Aggregate Bond IndexA	8.17%	-2.15%	-0.27%
A From October 10, 2019
B From January 1, 2024

Effective September 26, 2025, the fund began comparing its performance to the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) rather than the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD) because the Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD) mitigates country-specific risk and volatility and also reduces currency hedging costs.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,173,822,239
Number of Holdings	2,007
Total Advisory Fee	$597,074
Portfolio Turnover	64%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 18.8
AA - 16.2
A - 20.6
BBB - 12.8
BB - 0.4
B - 0.0
CCC,CC,C - 0.0
Not Rated - 30.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 68.2
Corporate Bonds - 30.5
Preferred Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

France - 14.2
Japan - 12.5
Germany - 11.4
Italy - 8.8
United Kingdom - 8.1
Canada - 8.0
Spain - 6.0
United States - 5.5
Multi-national - 4.8
Others - 20.7

TOP HOLDINGS (% of Fund's net assets)
Japan Government	12.1
French Government	8.0
Italian Republic	7.7
German Federal Republic	6.7
United Kingdom of Great Britain and Northern Ireland	5.7
Spanish Kingdom	4.9
Canadian Government	2.1
European Union	1.9
Australian Commonwealth	1.8
Kingdom of Belgium	1.7
52.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914393.101    4506-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Inflation-Protected Bond Index Fund Fidelity® Inflation-Protected Bond Index Fund : FIPDX

This annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Inflation-Protected Bond Index Fund	6.79%	1.04%	3.03%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	7.01%	1.12%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$10,997,111,984
Number of Holdings	49
Total Advisory Fee	$5,059,716
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	42.2
1 - 1.99%	36.5
2 - 2.99%	16.9
3 - 3.99%	3.9

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	78.1
US Treasury Bonds	21.4
99.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914344.101    2418-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® SAI Inflation-Protected Bond Index Fund Fidelity® SAI Inflation-Protected Bond Index Fund : FSPWX

This annual shareholder report contains information about Fidelity® SAI Inflation-Protected Bond Index Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Protected Bond Index Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and three policy interest-rate cuts by the U.S. Federal Reserve since September 17.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
•The fund lagged the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2024 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Inflation-Protected Bond Index Fund	6.76%	4.09%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index	7.01%	4.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	4.02%
A   From August 16, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$14,094,577,925
Number of Holdings	49
Total Advisory Fee	$6,230,712
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	40.2
1 - 1.99%	39.3
2 - 2.99%	16.2
3 - 3.99%	3.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	78.2
US Treasury Bonds	20.9
99.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916284.101    7702-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund : FFNYX

This annual shareholder report contains information about Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund for the period November 4, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund A	$ 1	0.05%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$376,367,956
Number of Holdings	26
Total Advisory Fee	$14,046
Portfolio TurnoverA	1%
A Amount not annualized
What did the Fund invest in?
(as of December 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	49.8
1 - 1.99%	26.7
2 - 2.99%	13.9
3 - 3.99%	4.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 95.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	85.0
US Treasury Bonds	10.0
95.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921007.100    9116-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Fund, Fidelity International Bond Index Fund, Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund, Fidelity SAI Inflation-Protected Bond Index Fund, Fidelity SAI International Credit Fund, Fidelity SAI Municipal Income Fund, Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Fund	$36,700	$1,400	$5,700	$600
Fidelity International Bond Index Fund	$80,900	$3,300	$12,200	$1,300
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund	$30,500	$-	$6,200	$-
Fidelity SAI Inflation-Protected Bond Index Fund	$35,000	$1,400	$12,500	$500
Fidelity SAI International Credit Fund	$78,000	$3,300	$14,400	$1,300
Fidelity SAI Municipal Income Fund	$54,200	$2,100	$7,600	$800
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$36,900	$1,500	$6,200	$600
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	$36,900	$1,500	$6,200	$600

December 31, 2024 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Fund	$34,800	$2,900	$5,500	$1,300
Fidelity International Bond Index Fund	$78,300	$6,600	$11,900	$2,900
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund	$-	$-	$-	$-
Fidelity SAI Inflation-Protected Bond Index Fund	$24,700	$700	$5,500	$300
Fidelity SAI International Credit Fund	$78,100	$6,400	$14,900	$2,800
Fidelity SAI Municipal Income Fund	$52,600	$4,300	$8,700	$1,800
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$36,100	$3,100	$7,600	$1,300
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	$36,200	$3,100	$6,000	$1,300

A Amounts may reflect rounding

B Fidelity SAI Inflation-Protected Bond Index Fund commenced operations on August 16, 2024.
C Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund commenced operations on November 04, 2025.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A,C	December 31, 2024A,B,C
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Inflation-Protected Bond Index Fund’s commencement of operations.
C May include amounts billed prior to the Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A,C	December 31, 2024A,B,C
PwC	$13,842,800	$15,390,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Inflation-Protected Bond Index Fund’s commencement of operations.
C May include amounts billed prior to the Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Municipal Income Fund

Annual Report
December 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 90.3%
	Principal Amount (a)	Value ($)
Alabama - 6.4%
Education - 0.4%
Alabama St University Rev Series 2025, 5.5% 9/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,169,716
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	635,000	677,135
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,180,000	1,195,081
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,042,431
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	4,220,000	3,478,402
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	670,000	678,563
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	4,000,000	4,176,684
TOTAL EDUCATION		14,418,012
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	795,000	796,642
General Obligations - 5.9%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	19,185,000	20,516,360
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	21,680,000	22,889,814
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	15,000,000	15,745,976
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,705,000	4,742,204
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,605,000	2,729,654
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	8,695,000	8,955,963
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,460,000	1,616,961
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	2,170,000	2,299,184
Jefferson County AL Gen. Oblig. 5% 4/1/2026	145,000	145,792
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	17,160,000	18,138,739
Mountain Brook Ala City Brd Edspl Tax Sch Wts Series 2021 A, 3% 3/1/2046	500,000	386,689
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	7,400,000	7,932,791
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,970,000	2,039,126
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	10,230,000	10,794,221
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	14,805,000	15,995,029
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	9,745,000	10,572,450
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	40,345,000	43,344,442
TOTAL GENERAL OBLIGATIONS		188,845,395
Health Care - 0.1%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	915,000	987,990
Infirmary Hlth Sys Spl Care 5% 2/1/2026	1,840,000	1,842,182
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	1,000,000	762,974
TOTAL HEALTH CARE		3,593,146
TOTAL ALABAMA		207,653,195
Alaska - 0.1%
General Obligations - 0.1%
Alaska Municipal Bond Bank Authority Series 2016, 5% 12/1/2029 (Alaska St Guaranteed) (c)	1,690,000	1,716,028
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	145,000	142,641
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	290,000	305,397
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	175,000	175,907
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	400,000	426,395
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	300,000	323,132
TOTAL HOUSING		1,373,472
TOTAL ALASKA		3,089,500
Arizona - 2.4%
Education - 0.0%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (g)	55,000	55,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (g)	55,000	55,000
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	340,000	371,884
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	550,000	598,880
TOTAL EDUCATION		1,080,764
Electric Utilities - 0.3%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	900,000	900,986
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	545,000	545,888
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,430,000	1,509,325
Salt River Proj AZ Agric & Pwr Series 2024 A, 5% 1/1/2038	2,000,000	2,305,733
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	3,970,000	4,399,201
TOTAL ELECTRIC UTILITIES		9,661,133
General Obligations - 0.4%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,460,000	1,378,301
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	990,000	972,469
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,112,223
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,395,000	1,607,198
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,300,000	1,486,993
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	1,500,000	1,668,851
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,575,000	1,779,864
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	750,000	818,439
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	750,000	809,262
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	525,000	556,009
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	450,000	484,120
TOTAL GENERAL OBLIGATIONS		12,673,729
Health Care - 0.8%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.08% tender 1/1/2037 (b)(f)	150,000	148,204
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	4,525,000	3,559,604
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	410,000	437,965
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	15,000	15,059
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	20,000	18,295
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	3,615,000	3,082,210
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	4,875,000	3,454,834
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	295,000	252,816
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	1,260,000	949,291
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	745,000	554,454
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 3% 4/1/2051	16,380,000	11,490,287
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	1,905,000	1,679,650
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	480,000	398,754
TOTAL HEALTH CARE		26,041,423
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	630,077	624,681
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	17,910,000	18,251,081
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	4,930,000	4,985,157
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	2,080,000	2,095,276
TOTAL INDUSTRIAL DEVELOPMENT		25,331,514
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	190,000	196,680
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	125,000	129,378
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	90,000	91,887
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (c)	65,000	66,252
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2049 (c)	2,315,000	2,336,094
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (c)	720,000	759,674
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (c)	55,000	56,363
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	175,000	180,634
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	205,000	210,747
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	125,000	128,290
TOTAL TRANSPORTATION		3,959,319
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	410,000	429,580
TOTAL ARIZONA		79,998,823
Arkansas - 0.5%
General Obligations - 0.4%
Bentonville Ark Sch Dist No 006 Series E, 2% 6/1/2040	2,685,000	2,005,055
Gravette School District No 20 2.25% 2/1/2041	455,000	348,509
Greenbrier AK Sch Dist No 47 Faulkner Cnty Series 2019, 3.125% 2/1/2043	1,595,000	1,380,704
Little Rock AR School Dist Series A, 3% 2/1/2045	9,495,000	7,624,201
Pea Ridge Ark Sch Dist No 109 2% 2/1/2041	230,000	163,976
Pea Ridge Ark Sch Dist No 109 2.125% 2/1/2046	385,000	239,853
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	1,560,000	960,063
TOTAL GENERAL OBLIGATIONS		12,722,361
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	261,503
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2% 10/1/2039	4,275,000	3,289,420
TOTAL ARKANSAS		16,273,284
California - 4.5%
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,435,000	1,465,891
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,055,000	7,980,381
TOTAL ELECTRIC UTILITIES		9,446,272
General Obligations - 1.6%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (h)	200,000	186,204
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	3,575,000	3,726,031
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	5,180,000	5,457,269
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	11,220,000	11,908,796
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	15,555,000	16,128,616
California St Pub Wks Brd Lse 5% 8/1/2031	190,000	216,280
California St Pub Wks Brd Lse 5% 8/1/2034	350,000	393,834
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (h)	90,000	76,714
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (h)	250,000	230,724
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (h)	255,000	222,050
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	10,000	10,107
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	495,000	564,527
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (h)	230,000	208,618
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	285,000	307,394
Poway CA Unified Sch Dist 0% 8/1/2032 (h)	300,000	248,626
Poway CA Unified Sch Dist 0% 8/1/2037 (h)	395,000	267,189
Poway CA Unified Sch Dist 0% 8/1/2038 (h)	2,625,000	1,696,561
Poway CA Unified Sch Dist 0% 8/1/2039 (h)	1,410,000	869,242
Poway CA Unified Sch Dist 0% 8/1/2041 (h)	200,000	110,541
Poway CA Unified Sch Dist 0% 8/1/2046 (h)	60,000	23,728
San Diego CA Uni Sch Dist 0% 7/1/2034 (h)	180,000	140,375
San Diego CA Uni Sch Dist 0% 7/1/2047 (e)	440,000	356,353
San Marcos Unified School District 0% 8/1/2047 (h)	590,000	225,672
State of California Gen. Oblig. 4% 11/1/2037	575,000	597,118
State of California Gen. Oblig. 5% 3/1/2038	4,040,000	4,708,567
State of California Gen. Oblig. 5% 8/1/2031	2,365,000	2,692,122
State of California Gen. Oblig. 5.25% 12/1/2033	10,000	10,017
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	110,000	111,765
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	1,825,000	1,931,898
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	230,000	231,515
TOTAL GENERAL OBLIGATIONS		53,858,453
Housing - 0.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,778,309	1,761,729
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	2,663,370	2,760,958
TOTAL HOUSING		4,522,687
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	26,290,000	2,567,211
Transportation - 1.4%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (h)	1,350,000	378,761
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,000,000	973,532
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	1,000,000	897,408
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,112,828
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2031 (c)	1,330,000	1,415,802
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (c)	565,000	618,340
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2043 (Assured Guaranty Inc Insured) (c)	3,335,000	3,572,857
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2033 (c)	6,570,000	7,200,109
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2036 (c)	4,000,000	4,517,245
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2038 (c)	2,500,000	2,782,149
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (c)	5,000,000	5,651,677
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (c)	360,000	377,267
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	920,000	926,583
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	930,000	954,627
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	1,245,000	1,305,728
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	835,000	890,182
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	3,960,000	3,984,541
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	2,200,000	2,339,040
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	1,840,000	1,913,568
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (c)	395,000	397,061
TOTAL TRANSPORTATION		42,209,305
Water & Sewer - 1.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2026 (Ambac Assurance Corp Insured) (h)	10,445,000	10,294,152
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	8,860,000	9,532,076
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2031	1,875,000	2,093,097
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2032	2,085,000	2,358,483
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2033	4,430,000	5,056,156
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2034	1,200,000	1,383,832
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2035	1,170,000	1,361,279
San Diego County Water Authority 5% 5/1/2047	685,000	725,800
TOTAL WATER & SEWER		32,804,875
TOTAL CALIFORNIA		145,408,803
Colorado - 2.4%
Education - 0.2%
CO St Board Governors Univ Enterprise Sys Rev Series 2025 C, 5% 3/1/2036	6,200,000	7,117,642
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	260,000	257,059
TOTAL EDUCATION		7,374,701
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	125,000	127,877
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	160,000	161,746
TOTAL ELECTRIC UTILITIES		289,623
General Obligations - 0.7%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	1,680,000	2,023,405
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,185,000	2,551,325
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,580,000	6,142,290
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5% 12/1/2035	400,000	463,760
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2036	500,000	584,423
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2037	450,000	519,742
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2039	1,075,000	1,225,027
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2040	1,000,000	1,128,963
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2042	1,100,000	1,215,918
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2043	500,000	547,352
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2045	450,000	485,325
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2049	4,500,000	4,818,665
Westminster Colo Pub Schs 5% 12/1/2049	1,500,000	1,578,569
TOTAL GENERAL OBLIGATIONS		23,284,764
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	700,000	740,170
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,185,000	4,573,651
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,960,000	4,498,084
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,250,000	968,008
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,240,000	1,071,694
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	1,250,000	1,216,709
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2039	1,720,000	1,647,029
TOTAL HEALTH CARE		14,715,345
Housing - 0.1%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	70,000	70,634
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	120,000	121,388
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	365,000	360,771
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	405,000	419,778
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,050,000	2,064,601
TOTAL HOUSING		3,037,172
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	500,212
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	1,030,000	1,101,855
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Inc Insured)	75,000	80,258
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Inc Insured)	47,000	47,978
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	525,000	529,586
TOTAL SPECIAL TAX		2,259,889
Transportation - 0.7%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (c)	175,000	178,272
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	150,000	156,092
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	9,260,000	8,633,636
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	3,220,000	3,342,991
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	390,000	425,861
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (c)	260,000	293,895
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (c)	2,175,000	2,261,403
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	255,000	264,290
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (c)	505,000	521,785
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (c)	3,815,000	4,240,039
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2035 (c)	1,265,000	1,429,997
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	705,000	763,345
TOTAL TRANSPORTATION		22,511,606
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	770,000	821,525
Denver CO City & Cnty Brd Wtr 5% 9/15/2029	1,430,000	1,562,600
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,550,000	1,624,203
TOTAL WATER & SEWER		4,008,328
TOTAL COLORADO		77,481,428
Connecticut - 1.3%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	570,000	499,375
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	305,000	292,613
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	490,000	451,980
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,165,000	1,171,584
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	25,000	25,260
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	20,000	20,625
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	30,000	30,930
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	20,000	20,615
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	250,000	246,071
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	25,000	25,486
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	65,000	66,871
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	50,000	51,405
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	410,000	420,934
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	80,000	81,749
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	580,000	591,447
TOTAL EDUCATION		3,996,945
General Obligations - 0.4%
Connecticut St Gen. Oblig. 5% 9/15/2028	295,000	314,517
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	380,000	349,033
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	295,000	263,277
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	3,655,000	4,158,128
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	365,000	368,322
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	255,000	260,355
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	55,000	56,504
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Inc Insured)	2,470,000	2,714,326
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2036	1,500,000	1,579,662
TOTAL GENERAL OBLIGATIONS		10,064,124
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (d)(i)	350,000	192,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (d)(i)	205,000	112,749
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(i)	420,000	231,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2041	1,750,000	1,868,176
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	390,000	381,843
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	874,502
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	2,875,000	2,898,474
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	585,000	582,086
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	445,000	400,900
TOTAL HEALTH CARE		7,542,230
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	220,000	217,075
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	5,735,000	6,070,856
TOTAL HOUSING		6,287,931
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	535,000	560,532
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,675,000	5,415,410
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	5,965,000	6,464,013
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	425,000	431,671
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (d)	130,000	131,533
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (d)	295,000	298,988
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (d)	655,000	559,812
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (d)	405,000	430,939
TOTAL SPECIAL TAX		14,292,898
TOTAL CONNECTICUT		42,184,128
Delaware - 0.0%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	294,000	317,253
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	294,000	323,600
TOTAL DELAWARE		640,853
District Of Columbia - 0.4%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2048	2,100,000	2,060,268
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	380,000	386,339
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	380,000	399,477
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	505,000	542,855
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2027	1,285,000	1,320,056
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2029	1,070,000	1,150,208
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	3,115,000	3,390,986
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	2,500,000	2,688,819
TOTAL GENERAL OBLIGATIONS		9,878,740
TOTAL DISTRICT OF COLUMBIA		11,939,008
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,430,000	4,538,691
District Of Columbia,Virginia - 0.7%
Transportation - 0.7%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (c)	225,000	233,137
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	335,000	346,985
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	115,000	121,631
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (c)	415,000	429,208
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	75,000	77,453
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (c)	115,000	118,448
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (c)	55,000	56,571
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (c)	125,000	128,135
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (c)	6,335,000	6,905,497
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (c)	4,845,000	5,355,585
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (c)	895,000	1,002,298
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2045 (c)	5,000,000	5,438,285
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	210,000	222,856
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	265,000	280,564
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	1,290,000	934,334
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	3,010,000	2,661,168
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		24,312,155
Florida - 4.6%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	220,000	234,773
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2039	1,045,000	1,161,932
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,435,000	1,493,041
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5% 6/1/2044 (d)	1,700,000	1,645,098
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2036	1,445,000	1,628,447
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2038	1,580,000	1,765,206
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2040	1,750,000	1,925,586
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5.25% 12/1/2054	3,550,000	3,738,736
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	125,000	127,230
TOTAL EDUCATION		13,720,049
General Obligations - 1.6%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	8,015,000	8,636,837
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	8,015,000	8,808,372
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	3,510,000	3,923,600
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	4,345,000	4,930,945
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	110,000	111,079
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	3,240,000	3,503,764
Broward County FL School District Series 2025, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,000,000	2,206,899
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	2,135,000	2,487,887
Broward County FL School District Series 2025, 5% 7/1/2036 (Assured Guaranty Inc Insured)	4,000,000	4,645,506
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	70,000	70,711
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,750,000	3,136,311
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,355,000	1,509,769
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	505,000	508,454
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,535,000	1,699,261
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	2,590,000	2,962,374
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2029	255,000	256,421
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	315,000	316,386
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	50,000	50,092
TOTAL GENERAL OBLIGATIONS		49,764,668
Health Care - 0.8%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	1,230,000	1,119,113
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	1,320,000	1,330,490
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	710,000	507,960
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,620,000	3,176,523
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	580,000	439,103
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2028	1,280,000	1,278,231
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	1,450,000	1,604,358
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	5,725,000	5,077,461
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2031	200,000	218,383
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2033	350,000	378,991
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2036	370,000	393,469
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2038	400,000	420,426
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2040	400,000	414,715
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2042	500,000	512,959
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	10,390,000	9,289,218
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	115,000	118,887
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	75,000	77,754
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	215,000	221,149
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	55,000	55,015
TOTAL HEALTH CARE		26,634,205
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,000,000	1,001,529
Special Tax - 0.1%
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2037 (h)	3,000,000	1,969,795
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,086,139
Tampa FL Tax Alloc 0% 9/1/2035 (h)	1,575,000	1,085,948
Tampa FL Tax Alloc 0% 9/1/2037 (h)	235,000	145,481
Tampa FL Tax Alloc 0% 9/1/2049 (h)	765,000	227,906
TOTAL SPECIAL TAX		4,515,269
Transportation - 1.4%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (c)	150,000	150,224
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (c)	50,000	50,693
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (c)	50,000	51,601
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (c)	135,000	139,753
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	35,000	36,113
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (c)	175,000	180,247
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (c)	65,000	66,846
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (c)	65,000	66,705
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	75,000	76,779
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (c)	100,000	102,176
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (c)	115,000	117,277
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (c)	655,000	661,044
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2029 (c)	1,120,000	1,202,244
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	705,000	710,349
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (c)	1,150,000	1,130,582
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	1,630,000	1,861,427
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2036 (Assured Guaranty Inc Insured)	2,175,000	2,455,723
Greater Orlando Aviation Auth 5% 10/1/2031 (c)	435,000	448,108
Greater Orlando Aviation Auth 5% 10/1/2034 (c)	305,000	313,000
Greater Orlando Aviation Auth 5% 10/1/2037 (c)	315,000	321,504
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	85,000	86,337
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	50,000	51,808
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (c)	25,000	25,904
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (c)	2,460,000	2,469,218
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	490,000	491,831
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	75,000	76,228
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	90,000	91,397
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (c)	70,000	70,076
Miami-Dade Cnty Fla Aviat Rev 5.5% 10/1/2055 (c)	15,000,000	15,711,873
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	215,000	216,834
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	185,000	186,496
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 2.5% 7/1/2040 (Assured Guaranty Inc Insured)	1,150,000	902,549
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2050 (h)	5,175,000	1,339,930
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2051 (h)	2,600,000	637,240
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (c)	50,000	50,715
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (c)	55,000	55,757
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (c)	95,000	96,233
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (c)	65,000	65,777
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (c)	100,000	101,070
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (c)	215,000	217,171
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (c)	230,000	232,192
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (c)	240,000	242,116
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2033 (c)	3,305,000	3,712,457
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2034 (c)	3,175,000	3,585,336
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2041 (c)	550,000	601,010
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2042 (c)	1,340,000	1,449,041
TOTAL TRANSPORTATION		42,908,991
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	950,000	1,012,512
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2029	750,000	815,303
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	4,950,000	5,494,900
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2031	3,400,000	3,838,341
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	205,000	228,387
TOTAL WATER & SEWER		11,389,443
TOTAL FLORIDA		149,934,154
Georgia - 2.8%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	110,000	102,186
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	295,000	301,407
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	160,000	173,948
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	165,000	179,216
TOTAL EDUCATION		756,757
Electric Utilities - 0.3%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	1,700,000	1,704,849
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	930,000	598,410
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	3,465,000	3,523,546
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	325,000	332,391
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	190,000	193,019
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	295,000	297,866
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	180,000	181,749
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	210,000	210,853
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Inc Insured)	150,000	149,440
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	155,000	168,383
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	295,000	318,470
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	175,000	188,923
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	260,000	279,628
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	180,000	193,589
TOTAL ELECTRIC UTILITIES		8,341,116
General Obligations - 1.6%
Georgia St Gen. Oblig. 5% 7/1/2033	1,025,000	1,175,836
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,390,000	1,415,739
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	16,725,000	16,886,042
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	6,860,000	7,232,223
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	8,745,000	9,469,894
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	5,470,000	5,601,890
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,790,000	1,871,960
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	5,550,000	5,907,363
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,465,000	2,648,313
TOTAL GENERAL OBLIGATIONS		52,209,260
Health Care - 0.2%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	500,000	530,331
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	1,470,000	1,505,143
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	2,845,000	2,127,382
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	115,000	100,698
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	730,000	692,913
TOTAL HEALTH CARE		4,956,467
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025E, 6.5% 12/1/2055	2,725,000	3,094,802
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (d)	1,290,000	1,319,021
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (d)	3,250,000	3,221,665
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (d)	5,630,000	5,638,131
TOTAL INDUSTRIAL DEVELOPMENT		10,178,817
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	3,485,000	3,727,903
Transportation - 0.2%
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2034 (c)	1,005,000	1,109,207
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2037 (c)	4,300,000	4,758,602
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	585,000	643,600
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	880,000	965,893
TOTAL TRANSPORTATION		7,477,302
Water & Sewer - 0.0%
LA Grange GA Wtr & Swr Rev 2% 1/1/2042	1,640,000	1,159,385
TOTAL GEORGIA		91,901,809
Hawaii - 0.3%
Housing - 0.1%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,130,000	3,154,179
Transportation - 0.2%
Hawaii St Arpts Sys Rev 5% 7/1/2044 (c)	4,850,000	5,059,728
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (c)	65,000	68,314
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (c)	75,000	78,733
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	75,000	78,586
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (c)	75,000	78,290
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (c)	75,000	78,143
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	60,000	60,834
TOTAL TRANSPORTATION		5,502,628
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	1,680,000	1,698,764
TOTAL HAWAII		10,355,571
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	20,000	20,104
Illinois - 7.7%
Education - 0.1%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	210,000	220,352
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	60,000	61,019
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	45,000	45,722
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	60,000	60,810
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	50,000	50,137
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	50,000	50,718
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	50,000	50,700
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	145,000	131,460
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	45,000	45,084
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	50,000	48,853
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	330,000	347,425
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2039	750,000	792,151
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2033	400,000	457,417
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2034	450,000	510,819
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	395,000	418,060
TOTAL EDUCATION		3,290,727
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	60,000	60,725
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	5,000	5,082
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	10,000	10,164
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	30,000	30,822
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	140,000	141,374
TOTAL ESCROWED/PRE-REFUNDED		248,167
General Obligations - 3.7%
Chicago IL Brd Ed 5% 12/1/2030	130,000	131,481
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	100,000	100,705
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	240,000	245,366
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	350,000	355,566
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	100,857
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	100,000	99,295
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	165,000	168,689
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	340,000	347,113
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	190,000	193,532
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	455,000	457,327
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	1,500,000	1,167,968
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	780,000	713,177
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	585,000	558,036
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	935,052
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	12,500,000	12,647,220
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	2,000,000	2,089,596
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	9,190,000	9,724,487
Chicago IL Brd Ed Series D, 5% 12/1/2031	150,000	151,421
Chicago IL Gen. Oblig. 5.25% 1/1/2037	1,950,000	2,039,787
Chicago IL Gen. Oblig. 5.25% 1/1/2038	2,290,000	2,381,494
Chicago IL Gen. Oblig. 5.5% 1/1/2040	2,250,000	2,332,710
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	245,000	246,709
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	870,000	899,853
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,605,000	1,676,896
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	1,530,000	1,608,489
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	260,000	271,174
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	3,555,000	3,765,960
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2034	5,000,000	5,324,702
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	5,795,000	6,029,432
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2043 (Build America Mutual Assurance Co Insured)	5,000,000	5,608,633
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2044	1,660,000	1,756,229
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	550,000	600,023
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	290,000	295,798
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	140,000	142,508
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	185,000	188,489
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	110,000	111,260
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	110,000	112,537
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	55,000	56,960
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	175,000	152,702
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	180,000	152,808
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	1,000,000	987,571
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	143,151
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,050,000	1,091,182
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	645,000	686,614
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	705,000	773,878
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	1,820,000	1,976,764
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	1,375,000	1,376,685
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	1,180,000	1,155,748
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	1,035,000	1,122,390
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,165,000	2,203,850
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,230,000	6,666,268
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	3,810,000	4,126,451
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,330,000	1,420,095
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	9,500,000	9,452,853
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	3,210,000	3,436,705
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	1,875,000	2,104,787
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,415,000	1,520,234
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	1,250,000	1,316,847
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	925,000	953,922
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	3,000,000	3,024,392
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,290,000	3,682,143
Peoria Ill Gen. Oblig. Series 2023 A, 4% 1/1/2039 (Assured Guaranty Inc Insured)	1,145,000	1,158,670
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	1,505,000	1,592,789
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (h)	265,000	258,959
TOTAL GENERAL OBLIGATIONS		118,174,989
Health Care - 0.8%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2028	475,000	499,570
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2029	970,000	1,038,059
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2030	1,150,000	1,250,427
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2031	1,825,000	2,011,347
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2032	1,350,000	1,503,499
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2039	1,360,000	1,528,290
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2040	615,000	687,408
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2041	1,660,000	1,839,085
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	2,785,000	2,363,953
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	310,000	317,352
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	320,000	327,576
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2029	260,000	260,772
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	85,000	85,799
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	115,000	116,081
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	1,585,000	1,478,258
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	65,000	65,443
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	145,000	145,297
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	65,000	65,160
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,896
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	150,000	153,203
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	105,000	106,946
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	4,100,000	3,143,547
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	465,000	368,924
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	1,045,000	756,723
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	2,955,000	2,087,095
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,760,000	1,512,773
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,780,000	2,990,833
TOTAL HEALTH CARE		26,708,316
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	345,000	338,064
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	35,000	35,053
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	310,000	288,393
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	530,000	521,912
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	414,580	384,225
TOTAL HOUSING		1,567,647
Special Tax - 2.0%
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	6,000,000	5,375,556
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,295,000	2,543,991
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2041	6,000,000	6,515,318
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	2,880,000	3,094,030
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	2,845,000	3,152,507
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	2,385,000	2,676,164
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	3,445,000	3,892,045
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (h)	485,000	398,712
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (h)	65,000	43,025
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	2,445,000	1,618,407
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (h)	515,000	292,248
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (h)	430,000	231,061
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (h)	1,225,000	620,249
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (h)	660,000	180,138
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	335,000	309,997
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	445,000	398,534
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (h)	260,000	185,517
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (h)	3,150,000	1,454,937
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (h)	15,000,000	6,508,817
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (h)	1,540,000	625,789
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (h)	185,000	66,987
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	5,875,000	5,049,692
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	675,000	689,745
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (h)	5,000,000	1,095,101
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	165,000	168,026
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	20,000	20,718
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	35,000	36,155
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	20,000	20,548
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2033	2,235,000	2,478,092
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2035	1,255,000	1,385,862
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,830,000	10,823,410
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	500,000	540,234
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	500,000	534,352
TOTAL SPECIAL TAX		63,025,964
Transportation - 1.1%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (c)	100,000	100,000
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	80,000	80,000
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	150,000	152,633
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	125,000	127,193
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	30,000	30,626
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (c)	135,000	137,311
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	140,000	140,159
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (c)	205,000	208,186
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (c)	150,000	152,222
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (c)	190,000	192,619
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	101,262
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	101,262
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (c)	20,000	20,400
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (c)	20,000	20,400
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (c)	1,030,000	1,066,803
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (c)	1,005,000	1,035,268
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (c)	285,000	284,696
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2028 (c)	690,000	714,692
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2029 (c)	500,000	526,286
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2030 (c)	810,000	866,439
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2031 (c)	600,000	651,084
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (c)	4,700,000	4,528,863
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2030 (c)	225,000	240,678
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2031 (c)	230,000	249,582
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	760,000	834,450
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2040 (c)	1,695,000	1,847,486
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (c)	2,565,000	2,793,057
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	1,870,000	2,011,340
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	135,000	137,327
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2010, 4.8% tender 12/1/2043 (b)(c)(d)	8,000,000	8,257,875
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	355,000	355,690
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	140,000	143,903
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	335,000	356,329
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	880,000	928,979
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	2,975,000	3,076,354
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2043	4,670,000	4,914,138
TOTAL TRANSPORTATION		37,385,592
Water & Sewer - 0.0%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	170,000	174,249
TOTAL ILLINOIS		250,575,651
Indiana - 1.4%
Education - 0.0%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2032	1,005,000	1,082,220
Purdue University Series DD, 5% 7/1/2034	60,000	63,300
Purdue University Series DD, 5% 7/1/2035	120,000	126,318
Purdue University Series DD, 5% 7/1/2036	130,000	136,471
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	495,000	506,641
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	245,000	247,608
TOTAL EDUCATION		2,162,558
Electric Utilities - 0.3%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	90,000	89,357
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	140,000	139,069
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,025,000	8,189,050
TOTAL ELECTRIC UTILITIES		8,417,476
General Obligations - 0.2%
Eastern Howard Ind Third Millennium Sch Bldg Corp Series 2021, 3% 1/15/2041	905,000	789,225
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2038 (Indiana St Guaranteed)	1,000,000	1,124,411
Silver Creek Ind Sch Bldg Corp Series 2021, 3% 1/15/2042	1,600,000	1,361,547
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 1/15/2041	1,250,000	1,096,462
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,985,000	2,253,440
TOTAL GENERAL OBLIGATIONS		6,625,085
Health Care - 0.3%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,065,000	2,748,605
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	6,725,000	7,581,326
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	65,000	65,937
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	30,000	30,446
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	75,000	76,086
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	70,000	70,994
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	180,000	156,969
TOTAL HEALTH CARE		10,730,363
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	85,000	83,942
Special Tax - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	340,000	345,205
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2031	260,000	288,272
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2032	225,000	252,387
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2033	250,000	283,519
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2034	250,000	285,571
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2035	275,000	316,600
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2031	220,000	245,374
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2032	225,000	254,053
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2033	225,000	256,892
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2034	250,000	286,966
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2035	325,000	375,570
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2036	1,585,000	1,806,056
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2037	1,000,000	1,129,329
TOTAL SPECIAL TAX		6,125,794
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (c)	50,000	50,117
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (c)	50,000	50,085
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (c)	65,000	65,101
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (c)	140,000	140,160
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	55,000	55,000
TOTAL TRANSPORTATION		360,463
Water & Sewer - 0.4%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	515,000	544,844
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2040	1,000,000	1,126,722
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2041	1,750,000	1,950,770
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2042	2,400,000	2,650,172
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2043	1,500,000	1,642,378
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2044	2,000,000	2,165,691
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	1,500,000	1,611,539
Lafayette Ind Sew Wks Rev 2% 7/1/2035 (Build America Mutual Assurance Co Insured)	570,000	478,080
TOTAL WATER & SEWER		12,170,196
TOTAL INDIANA		46,675,877
Iowa - 0.3%
Education - 0.2%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	2,105,000	2,206,428
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (c)	1,560,000	1,607,768
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2029 (c)	310,000	325,782
TOTAL EDUCATION		4,139,978
Housing - 0.1%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	4,015,000	4,189,473
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	295,000	298,691
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	295,000	295,425
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	295,000	287,864
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	265,000	286,587
TOTAL TOBACCO BONDS		1,168,567
TOTAL IOWA		9,498,018
Kansas - 0.3%
Special Tax - 0.3%
Garden City KS Sales Tax Rev Series 2025, 4.25% 6/1/2033 (d)	400,000	399,036
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	7,260,000	8,206,210
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	2,075,000	2,378,902
TOTAL KANSAS		10,984,148
Kentucky - 2.0%
Education - 0.2%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) 5% 6/1/2039	6,010,000	6,339,980
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	9,375,000	9,445,558
General Obligations - 1.1%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	11,110,000	11,988,861
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,015,000	3,168,815
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	2,760,000	2,783,395
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2029 (Morgan Stanley Guaranteed)	2,405,000	2,527,117
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2030 (Morgan Stanley Guaranteed)	2,400,000	2,560,525
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2031 (Morgan Stanley Guaranteed)	2,605,000	2,798,429
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	5,465,000	5,902,119
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	50,000	50,393
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	275,000	289,783
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	70,000	73,589
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	55,000	57,719
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	65,000	68,048
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	40,000	41,776
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	30,000	31,284
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2037	3,325,000	3,774,429
TOTAL GENERAL OBLIGATIONS		36,116,282
Health Care - 0.4%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	655,000	597,734
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	930,000	935,564
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	1,750,000	1,765,207
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	360,000	379,369
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	155,000	165,558
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	130,000	131,726
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,950,000	1,557,133
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	8,260,000	8,798,484
TOTAL HEALTH CARE		14,330,775
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	80,000	80,139
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	75,000	75,125
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	75,000	75,123
TOTAL TRANSPORTATION		230,387
TOTAL KENTUCKY		66,462,982
Louisiana - 0.4%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	100,000	102,087
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	70,000	71,417
TOTAL EDUCATION		173,504
Health Care - 0.3%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	6,440,000	5,804,827
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	495,000	539,391
Industrial Development - 0.0%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	1,470,000	1,478,700
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	25,000	25,480
New Orleans LA Aviation Board 5% 1/1/2027 (c)	20,000	20,384
New Orleans LA Aviation Board 5% 1/1/2028 (c)	35,000	35,545
New Orleans LA Aviation Board 5% 1/1/2028 (c)	10,000	10,156
New Orleans LA Aviation Board 5% 1/1/2031 (c)	30,000	30,430
New Orleans LA Aviation Board 5% 1/1/2032 (c)	20,000	20,258
New Orleans LA Aviation Board 5% 1/1/2033 (c)	50,000	50,607
New Orleans LA Aviation Board 5% 1/1/2033 (c)	35,000	35,425
New Orleans LA Aviation Board 5% 1/1/2034 (c)	1,905,000	2,108,215
New Orleans LA Aviation Board 5% 1/1/2034 (c)	60,000	60,674
New Orleans LA Aviation Board 5% 1/1/2034 (c)	10,000	10,112
New Orleans LA Aviation Board 5% 1/1/2035 (c)	20,000	20,210
New Orleans LA Aviation Board 5% 1/1/2036 (c)	45,000	45,427
New Orleans LA Aviation Board 5% 1/1/2037 (c)	295,000	297,456
New Orleans LA Aviation Board 5% 1/1/2037 (c)	80,000	80,666
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	1,095,000	1,197,438
TOTAL TRANSPORTATION		4,048,483
TOTAL LOUISIANA		12,044,905
Maine - 0.1%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	35,000	35,431
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	25,000	25,262
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	50,000	50,354
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	15,000	15,145
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	25,000	25,693
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	20,000	20,557
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	50,000	51,272
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	40,000	40,944
TOTAL EDUCATION		264,658
General Obligations - 0.1%
Brunswick ME 2.25% 11/1/2035	380,000	336,345
Lewiston ME Gen. Oblig. 1.5% 2/15/2034	1,435,000	1,181,909
Lewiston ME Gen. Oblig. 1.75% 2/15/2040	1,270,000	867,903
South Portland ME Gen. Oblig. 2.5% 7/15/2032	1,355,000	1,297,821
TOTAL GENERAL OBLIGATIONS		3,683,978
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	120,000	102,056
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	260,000	269,218
TOTAL MAINE		4,319,910
Maryland - 1.0%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	2,790,000	2,795,875
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	55,000	57,663
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	130,000	137,868
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	130,000	131,686
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	140,000	141,821
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	145,000	146,919
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	155,000	156,976
TOTAL EDUCATION		3,568,808
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,710,000	1,631,828
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2028	1,240,000	1,310,562
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	1,935,000	1,999,765
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	455,000	467,051
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	720,000	750,299
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2028	1,055,000	1,124,480
State of Maryland 4% 8/1/2028	2,500,000	2,595,261
State of Maryland Gen. Oblig. 4% 3/1/2029	1,260,000	1,318,863
TOTAL GENERAL OBLIGATIONS		11,198,109
Health Care - 0.3%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2026	600,000	604,751
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	3,970,000	3,038,285
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,385,000	991,070
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,027,677
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	3,555,000	3,727,950
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	85,000	81,927
TOTAL HEALTH CARE		9,471,660
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	710,000	708,188
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	330,000	333,653
TOTAL HOUSING		1,041,841
Special Tax - 0.0%
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2033	1,000,000	1,047,472
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	260,000	242,973
TOTAL SPECIAL TAX		1,290,445
Transportation - 0.2%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	530,000	466,697
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (c)	1,175,000	1,194,317
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	65,000	67,775
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	100,000	103,369
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	1,940,000	1,933,865
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	1,590,000	1,562,840
TOTAL TRANSPORTATION		5,328,863
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	585,000	551,194
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	645,000	658,042
TOTAL WATER & SEWER		1,209,236
TOTAL MARYLAND		33,108,962
Massachusetts - 2.1%
Education - 0.2%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,595,000	1,739,192
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2038	2,500,000	2,781,699
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	930,000	657,330
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	700,000	614,379
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	930,000	802,969
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (c)	200,000	204,739
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	50,000	50,789
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	75,000	76,134
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	80,000	81,167
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	85,000	85,170
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	50,000	50,474
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	55,000	55,526
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	55,000	55,520
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	60,000	60,522
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	65,000	65,513
TOTAL EDUCATION		7,381,123
General Obligations - 0.8%
Massachusetts St Gen. Oblig. 5% 1/1/2049	295,000	300,132
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	460,000	468,803
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	4,525,000	4,697,433
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	13,710,000	14,266,782
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,200,000	2,543,900
TOTAL GENERAL OBLIGATIONS		22,277,050
Health Care - 0.3%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (d)	9,720,000	9,630,313
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	795,000	798,328
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	50,000	45,485
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	215,000	223,536
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	85,000	85,706
TOTAL HEALTH CARE		10,783,368
Special Tax - 0.5%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (h)	2,230,000	1,815,707
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,100,000	1,227,812
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	1,500,000	1,564,745
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	10,000,000	10,304,159
TOTAL SPECIAL TAX		14,912,423
Transportation - 0.2%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (c)	435,000	438,127
Massachusetts St Port Auth Rev 5% 7/1/2041 (c)	2,040,000	2,141,317
Massachusetts St Port Auth Rev 5% 7/1/2046 (c)	390,000	398,580
Massachusetts St Port Auth Rev 5% 7/1/2051 (c)	2,645,000	2,674,257
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	105,000	106,059
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	55,000	55,532
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	80,000	80,612
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (c)	145,000	150,455
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (c)	1,205,000	1,296,057
TOTAL TRANSPORTATION		7,340,996
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2038	1,200,000	1,348,656
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2039	1,210,000	1,353,035
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2041	1,000,000	1,094,308
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2043	1,000,000	1,075,897
TOTAL WATER & SEWER		4,871,896
TOTAL MASSACHUSETTS		67,566,856
Michigan - 1.7%
Education - 0.1%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	175,000	175,181
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	175,000	173,392
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	145,000	140,989
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	300,000	312,545
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	315,000	327,168
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	615,000	630,731
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	1,000,000	1,011,336
University MI Univ Revs Series 2020 A, 4% 4/1/2045	440,000	436,005
TOTAL EDUCATION		3,207,347
Electric Utilities - 0.5%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	3,560,000	3,529,960
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,091,058
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,125,919
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,121,785
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,900,000	2,119,611
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,325,000	1,452,425
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,627,245
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,874,560
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,750,000	1,855,061
TOTAL ELECTRIC UTILITIES		16,797,624
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	160,000	161,579
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2039	1,250,000	1,414,948
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2041	1,000,000	1,103,274
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2045	1,250,000	1,329,518
Portage MI Pub Schs 5% 11/1/2030	145,000	146,031
Portage MI Pub Schs 5% 11/1/2031	130,000	130,855
Portage MI Pub Schs 5% 11/1/2036	15,000	15,062
West Bloomfield Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,214,617
TOTAL GENERAL OBLIGATIONS		5,515,884
Health Care - 0.0%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	605,000	428,788
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	815,000	583,343
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	70,000	73,022
TOTAL HEALTH CARE		1,085,153
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	800,000	798,429
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,280,000	879,298
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	4,335,000	3,530,407
TOTAL HOUSING		5,208,134
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	155,000	158,629
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	1,725,000	1,485,928
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	60,000	60,738
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	60,000	60,714
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Inc Insured)	65,000	65,620
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (c)	30,000	30,964
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (c)	35,000	36,117
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (c)	40,000	40,968
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (c)	30,000	30,685
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	20,000	20,500
Wayne Cnty Mich Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (c)	295,000	296,662
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (c)	235,000	246,585
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2042 (c)	1,000,000	1,116,430
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2045 (c)	1,250,000	1,359,017
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	35,000	36,259
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	30,000	31,021
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (c)	25,000	25,762
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (c)	30,000	30,825
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (c)	30,000	30,768
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (c)	45,000	45,958
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (c)	50,000	50,505
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	75,000	75,930
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	20,000	20,743
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	20,000	20,715
TOTAL TRANSPORTATION		3,733,486
Water & Sewer - 0.7%
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	8,305,000	9,665,198
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2053	2,750,000	2,919,151
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2036	3,940,000	4,565,693
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,850,000	2,112,324
TOTAL WATER & SEWER		19,262,366
TOTAL MICHIGAN		56,454,551
Minnesota - 0.8%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	40,000	41,425
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	85,000	82,754
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2027 (c)	1,125,000	1,152,481
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2028 (c)	1,400,000	1,451,033
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2029 (c)	2,000,000	2,094,553
TOTAL EDUCATION		4,822,246
General Obligations - 0.5%
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2038	3,060,000	3,510,191
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2040	4,000,000	4,447,533
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,785,000	2,440,722
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,000,000	857,709
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (h)	2,145,000	1,243,712
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2045 (Minnesota St Guaranteed) (h)	2,000,000	783,061
TOTAL GENERAL OBLIGATIONS		13,282,928
Housing - 0.2%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,061,485	894,623
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	5,435,000	5,754,653
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	270,000	286,904
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	340,000	367,721
TOTAL HOUSING		7,303,901
TOTAL MINNESOTA		25,409,075
Mississippi - 0.2%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.40% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	1,410,000	1,221,046
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2043	1,000,000	1,086,002
Housing - 0.2%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2020 B, 1.9% 12/1/2035	1,650,000	1,367,685
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	210,000	216,713
Mississippi Home Corp Single Family Mtg Rev Series 2020 A, 2.25% 12/1/2035	1,400,000	1,179,084
TOTAL HOUSING		2,763,482
TOTAL MISSISSIPPI		5,070,530
Missouri - 0.2%
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	650,000	617,541
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	35,000	35,832
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	80,000	81,842
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	155,000	157,605
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	50,000	50,005
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	50,000	50,008
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	75,000	72,696
TOTAL HEALTH CARE		1,065,529
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	25,000	25,126
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	470,000	463,126
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	280,000	277,324
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	840,000	942,314
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	2,475,000	2,487,202
TOTAL HOUSING		4,195,092
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (c)	2,515,000	2,283,915
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (c)	145,000	150,061
TOTAL TRANSPORTATION		2,433,976
TOTAL MISSOURI		7,694,597
Montana - 0.1%
General Obligations - 0.0%
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2046	335,000	250,088
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,510,000	1,808,167
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	680,000	721,667
TOTAL HEALTH CARE		2,529,834
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 6% 6/1/2053	1,805,000	1,916,812
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,184
TOTAL HOUSING		1,936,996
TOTAL MONTANA		4,716,918
Nebraska - 0.6%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	50,000	50,529
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	35,000	35,845
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	440,000	313,097
TOTAL EDUCATION		399,471
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	125,000	125,130
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (c)	35,000	35,616
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (c)	45,000	45,793
TOTAL ESCROWED/PRE-REFUNDED		81,409
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	5,025,000	5,359,339
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,215,000	10,885,211
TOTAL GENERAL OBLIGATIONS		16,244,550
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	45,000	45,063
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	40,000	39,950
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	895,000	892,246
TOTAL HOUSING		977,259
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (c)	40,000	40,764
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (c)	30,000	30,551
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (c)	40,000	40,660
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (c)	20,000	20,303
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (c)	20,000	20,254
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (c)	55,000	55,608
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (c)	15,000	15,149
TOTAL TRANSPORTATION		223,289
TOTAL NEBRASKA		18,051,108
Nevada - 0.4%
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	4,790,000	4,202,904
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	4,280,000	3,569,227
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	2,850,000	2,433,357
TOTAL GENERAL OBLIGATIONS		10,205,488
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,635,000	1,606,153
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	30,000	30,130
TOTAL HOUSING		1,636,283
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	570,000	576,687
TOTAL NEVADA		12,418,458
New Hampshire - 0.3%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	780,000	570,191
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	190,000	192,390
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	60,000	62,668
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	55,000	57,372
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	50,000	52,120
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	175,000	182,186
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	270,000	280,720
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	120,000	119,308
TOTAL HEALTH CARE		1,516,955
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	401,323	408,834
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	3,480,437	3,362,074
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	2,322,729	2,304,551
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	415,000	415,204
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,335,000	1,340,223
TOTAL HOUSING		7,830,886
TOTAL NEW HAMPSHIRE		9,347,841
New Jersey - 5.3%
Education - 0.7%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	55,000	55,508
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	130,000	131,199
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	65,000	65,524
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	65,000	65,498
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (c)	1,970,000	1,998,221
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	305,000	309,369
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	750,000	774,118
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (c)	1,000,000	1,040,300
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (c)	2,100,000	2,130,083
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (c)	165,000	170,182
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (c)	295,000	309,236
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (c)	205,000	207,937
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (c)	2,375,000	2,566,729
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (c)	7,590,000	8,202,724
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	105,000	105,808
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	120,000	120,861
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	600,000	693,599
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	500,000	584,002
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	450,000	529,711
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	965,000	1,127,930
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,375,000	1,592,810
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,608,335
TOTAL EDUCATION		24,389,684
Electric Utilities - 0.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	6,160,000	6,231,620
General Obligations - 2.6%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	335,000	345,045
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,015,000	962,133
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	850,000	791,135
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	4,215,000	3,779,744
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	665,000	719,359
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	745,000	793,716
New Jersey St Gen. Oblig. 2% 6/1/2036	525,000	435,887
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	690,000	651,916
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (h)	9,800,000	8,986,109
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (h)	2,420,000	2,086,759
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (h)	1,650,000	1,283,158
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (h)	5,000,000	3,377,943
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (h)	3,000,000	2,026,766
New Jersey Trans Trust Fund Auth 4% 6/15/2034	170,000	176,750
New Jersey Trans Trust Fund Auth 4% 6/15/2036	280,000	287,290
New Jersey Trans Trust Fund Auth 4% 6/15/2045	2,510,000	2,371,182
New Jersey Trans Trust Fund Auth 4% 6/15/2050	3,210,000	2,882,827
New Jersey Trans Trust Fund Auth 5% 6/15/2032	360,000	400,151
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,280,000	1,417,476
New Jersey Trans Trust Fund Auth 5% 6/15/2038	315,000	338,515
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	5,944,416
New Jersey Trans Trust Fund Auth 5% 6/15/2045	1,670,000	1,759,006
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	25,000,000	26,197,205
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,365,000	3,530,019
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	7,095,000	7,394,884
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	115,000	121,343
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,265,000	1,339,694
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	220,000	218,190
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	945,000	931,397
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,750,000	1,633,242
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,205,000	1,082,183
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	295,000	317,988
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,625,000	1,783,442
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	380,000	427,637
TOTAL GENERAL OBLIGATIONS		86,794,507
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	100,000	77,760
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(g)	98,304	69,376
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	590,000	542,213
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,610,000	1,386,116
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	20,000	20,218
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	50,000	50,551
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	40,000	40,464
TOTAL HEALTH CARE		2,186,698
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2027 (c)	1,795,000	1,842,024
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2026 (c)	1,675,000	1,684,754
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2027 (c)	1,765,000	1,799,882
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2028 (c)	1,835,000	1,892,180
TOTAL HOUSING		7,218,840
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	3,225,000	3,212,145
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,430,000	5,270,831
TOTAL TOBACCO BONDS		8,482,976
Transportation - 1.2%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	135,000	136,352
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	115,000	116,063
New Jersey Turnpike Authority 5% 1/1/2028	145,000	148,193
New Jersey Turnpike Authority 5% 1/1/2030	8,725,000	9,534,263
New Jersey Turnpike Authority 5% 1/1/2046	7,000,000	7,341,901
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,915,000	2,069,949
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,015,000	2,163,938
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,685,000	2,861,631
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	2,395,000	2,537,301
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	1,075,000	1,242,194
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	8,870,000	9,530,395
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2039	750,000	808,748
TOTAL TRANSPORTATION		38,490,928
TOTAL NEW JERSEY		173,795,253
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 1/15/2042	1,295,000	1,426,305
Port Auth NY & NJ 5% 1/15/2043	2,750,000	2,994,600
Port Auth NY & NJ 5% 1/15/2047 (c)	10,480,000	10,658,277
Port Auth NY & NJ 5% 10/15/2032 (c)	3,135,000	3,496,543
Port Auth NY & NJ Series 227, 2% 10/1/2034 (c)	2,390,000	1,968,718
TOTAL NEW JERSEY,NEW YORK		20,544,443
New Mexico - 0.6%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (c)	945,000	953,447
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (c)	445,000	454,700
TOTAL EDUCATION		1,408,147
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	8,235,000	8,790,036
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	20,000	20,494
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	15,000	15,111
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	15,000	14,644
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	30,000	27,859
TOTAL HEALTH CARE		78,108
Housing - 0.3%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 D, 6.5% 9/1/2054	6,850,000	7,535,933
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	45,000	45,050
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	935,000	1,006,707
TOTAL HOUSING		8,587,690
TOTAL NEW MEXICO		18,863,981
New York - 7.9%
Education - 0.2%
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	65,000	65,644
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	65,000	65,573
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	140,000	141,878
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	235,000	236,014
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	145,000	155,489
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	260,000	274,621
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	3,730,000	2,988,931
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	120,000	125,564
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,455,000	1,477,481
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	880,000	859,637
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	50,000	50,210
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	785,000	795,466
TOTAL EDUCATION		7,236,508
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	630,000	622,781
General Obligations - 0.8%
City of New York NY Gen. Oblig. 5% 8/1/2042	3,550,000	3,830,835
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	295,000	299,262
City of New York NY Gen. Oblig. Series E, 5% 8/1/2028	220,000	222,973
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	3,970,000	4,229,140
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,415,000	1,638,456
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	3,770,000	3,984,327
City of New York NY Series FISCAL 2025 E, 5% 8/1/2041	5,435,000	5,911,715
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,795,000	7,197,825
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	760,000	778,560
TOTAL GENERAL OBLIGATIONS		28,093,093
Health Care - 0.0%
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	260,000	197,165
Housing - 0.6%
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	685,000	661,196
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	6,565,000	6,567,319
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,335,000	1,335,493
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	4,100,000	4,100,631
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	2,045,000	2,045,691
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	2,280,000	2,287,099
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	650,000	491,541
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	1,635,000	1,666,112
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	30,000	29,877
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 226, 1.8% 4/1/2028 (c)	1,000,000	952,581
TOTAL HOUSING		20,137,540
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	1,300,000	1,299,960
Other - 0.1%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2038	1,400,000	1,618,916
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	1,000,000	1,126,657
TOTAL OTHER		2,745,573
Special Tax - 3.8%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,065,000	5,733,490
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	1,190,000	1,278,371
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2044	10,195,000	10,829,150
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2045	2,710,000	2,859,868
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	9,280,000	10,722,129
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2030	7,000,000	7,776,882
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2032	5,005,000	5,713,500
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	585,000	600,626
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,100,000	7,992,056
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,360,000	2,756,653
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,505,000	2,876,979
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	675,000	496,963
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2038	585,000	615,569
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	4,140,000	3,083,275
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2039	9,000,000	9,076,967
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	295,000	315,717
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	6,845,000	7,802,473
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2039	4,000,000	4,561,817
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2040	2,125,000	2,385,549
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2041	2,000,000	2,216,596
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2042	3,125,000	3,418,502
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	7,910,000	5,885,704
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2048	8,915,000	6,775,811
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	955,000	710,600
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	12,000,000	13,040,631
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	742,910
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,315,000	1,400,741
TOTAL SPECIAL TAX		121,669,529
Transportation - 1.8%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	3,440,000	3,137,978
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (h)	7,995,000	7,107,864
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,120,000	2,227,397
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2033	22,875,000	26,125,242
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	2,915,000	3,052,389
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2032 (c)	2,200,000	2,262,245
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (c)	1,705,000	1,728,587
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	415,000	453,156
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	640,000	695,429
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	700,000	756,837
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	350,000	376,159
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	240,000	256,170
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	635,000	673,265
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (c)	1,550,000	1,636,236
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (c)	1,185,000	1,242,860
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (c)	1,000,000	1,040,949
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (c)	910,000	939,338
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (c)	455,000	465,640
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	1,630,000	1,662,761
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	215,000	215,016
TOTAL TRANSPORTATION		56,055,518
Water & Sewer - 0.6%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	5,265,000	5,416,040
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	3,785,000	3,957,463
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5.25% 6/15/2047	10,515,000	11,141,628
TOTAL WATER & SEWER		20,515,131
TOTAL NEW YORK		258,572,798
North Carolina - 1.0%
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	565,000	452,784
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	875,000	873,494
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2044	1,380,000	1,414,580
Unc Health Nash Series 2025, 5.75% 2/1/2050	1,350,000	1,451,949
TOTAL HEALTH CARE		4,192,807
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	4,695,000	4,639,117
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	790,000	852,100
TOTAL HOUSING		5,491,217
Transportation - 0.7%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2042 (c)	1,855,000	2,027,351
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2043 (c)	1,955,000	2,115,007
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (c)	1,255,000	1,346,446
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	80,000	82,779
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	75,000	77,247
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	180,000	184,339
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (c)	5,000	5,050
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (c)	10,000	10,295
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (c)	10,000	10,300
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (c)	10,000	10,303
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (c)	15,000	15,443
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (c)	25,000	25,709
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (c)	25,000	25,668
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (c)	25,000	25,620
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (c)	30,000	30,691
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (c)	20,000	20,434
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (c)	15,000	15,301
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (c)	20,000	20,368
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (c)	60,000	60,532
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	75,000	76,036
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2054 (Assured Guaranty Inc Insured)	16,075,000	16,438,470
TOTAL TRANSPORTATION		22,623,389
Water & Sewer - 0.0%
Charlotte NC Wtr & Swr Sys Rev Series 2020, 2% 7/1/2041	500,000	368,144
TOTAL NORTH CAROLINA		32,675,557
North Dakota - 0.3%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	1,345,000	913,739
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	530,000	523,843
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	545,000	534,068
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	405,000	393,187
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	365,000	351,066
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	550,000	582,955
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	660,000	698,292
TOTAL HEALTH CARE		3,083,411
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	155,000	153,082
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	725,000	751,006
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2019 C, 3.2% 7/1/2039	2,765,000	2,534,477
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	545,000	535,557
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	285,000	308,257
TOTAL HOUSING		4,282,379
TOTAL NORTH DAKOTA		8,279,529
Ohio - 2.7%
Education - 0.8%
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2036	1,160,000	1,275,470
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	495,000	539,922
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2043	1,710,000	1,766,198
Ohio St Univ Gen Rcpts Series 2023C, 5.25% 12/1/2046	10,000,000	10,659,447
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2050 (Build America Mutual Assurance Co Insured)	9,040,000	9,303,690
TOTAL EDUCATION		23,544,727
Electric Utilities - 0.2%
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	3,195,000	3,421,353
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,275,000	1,391,344
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,055,000	1,171,632
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,400,000	1,578,451
TOTAL ELECTRIC UTILITIES		7,562,780
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	715,000	731,083
General Obligations - 0.5%
Columbus OH City Sch Dist 5% 12/1/2029	105,000	105,943
Dublin OH City Sch Dist Series 2022, 3% 12/1/2042	1,115,000	947,754
Firelands Ohio Loc Sch Dist Series 2019 A, 3% 11/1/2047	1,235,000	931,212
State of Ohio Gen. Oblig. 5% 3/1/2042	8,000,000	8,844,808
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	260,000	280,565
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	355,000	391,547
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	475,000	511,603
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	395,000	434,913
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	595,000	642,630
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	595,000	656,784
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	195,000	210,424
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	240,000	264,708
TOTAL GENERAL OBLIGATIONS		14,222,891
Health Care - 0.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	1,175,000	1,138,938
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	100,000	101,323
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2043	2,810,000	2,964,340
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2055	3,000,000	3,043,028
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	645,000	614,541
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	410,000	444,827
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	635,000	632,202
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	415,000	415,000
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	110,000	110,170
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	140,000	143,675
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	260,000	270,155
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	270,000	284,026
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	290,000	309,022
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	310,000	333,574
TOTAL HEALTH CARE		10,804,821
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	20,000	20,216
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	775,000	847,230
TOTAL HOUSING		867,446
Special Tax - 0.0%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	325,000	330,307
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	485,000	490,851
TOTAL SPECIAL TAX		821,158
Tobacco Bonds - 0.4%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	12,205,000	8,635,218
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	260,000	224,475
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	685,000	734,512
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,275,000	2,424,407
TOTAL TOBACCO BONDS		12,018,612
Transportation - 0.5%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,235,000	2,460,468
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2043 (c)	9,200,000	9,729,460
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (c)	4,845,000	5,047,967
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	585,000	641,203
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	530,000	591,938
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (h)	130,000	66,836
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	195,000	216,233
TOTAL TRANSPORTATION		18,754,105
TOTAL OHIO		89,327,623
Oklahoma - 0.2%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	180,000	170,239
General Obligations - 0.2%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2040	850,000	949,486
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2041	925,000	1,021,885
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2042	1,000,000	1,092,323
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2043	1,000,000	1,081,146
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2044	1,215,000	1,302,574
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2045	1,000,000	1,064,197
TOTAL GENERAL OBLIGATIONS		6,511,611
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	140,000	153,464
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	200,000	223,595
TOTAL HOUSING		377,059
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	70,000	70,109
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	100,000	100,051
TOTAL SPECIAL TAX		170,160
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (c)	115,000	115,420
TOTAL OKLAHOMA		7,344,489
Oregon - 1.8%
Education - 0.2%
University Oregon Gen Rev Series 2021 A, 3.5% 4/1/2052	10,000,000	8,112,851
General Obligations - 0.8%
Oregon St 5.25% 6/1/2043	1,000,000	1,116,489
Oregon St Gen. Oblig. 5.25% 6/1/2045	2,000,000	2,198,349
Oregon St Gen. Oblig. Series 2022 A, 5% 5/1/2040	3,330,000	3,630,379
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	450,000	469,041
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2042	1,150,000	1,295,973
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2044	1,500,000	1,662,101
Oregon St Series 2025 A, 5.25% 5/1/2045	1,700,000	1,867,325
Oregon St Series 2025 C, 5.25% 6/1/2042	1,000,000	1,127,905
Redmond or Gen. Oblig. Series 2025 A, 5.5% 6/1/2052 (c)	3,000,000	3,180,994
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (h)	4,250,000	2,136,827
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2042 (Oregon St Guaranteed) (h)	4,155,000	1,970,339
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2037 (Oregon St Guaranteed) (h)	5,500,000	3,529,535
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (h)	1,625,000	985,387
TOTAL GENERAL OBLIGATIONS		25,170,644
Health Care - 0.0%
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	340,000	366,908
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	1,380,000	993,526
TOTAL HEALTH CARE		1,360,434
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	440,000	384,756
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	220,000	220,799
TOTAL HOUSING		605,555
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2040	2,000,000	2,255,334
Oregon St Dept Admin Lottery 5% 4/1/2041	1,100,000	1,227,031
TOTAL SPECIAL TAX		3,482,365
Transportation - 0.7%
Port of Portland Arpt Rev 5% 7/1/2041 (c)	1,760,000	1,855,397
Port of Portland Arpt Rev 5% 7/1/2045 (c)	785,000	798,445
Port of Portland Arpt Rev 5% 7/1/2052 (c)	1,480,000	1,495,770
Port of Portland Arpt Rev Series 28, 5% 7/1/2032 (c)	2,560,000	2,850,707
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	4,270,000	4,773,101
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2035 (c)	3,650,000	4,057,063
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2037 (c)	2,910,000	3,188,445
TOTAL TRANSPORTATION		19,018,928
TOTAL OREGON		57,750,777
Pennsylvania - 4.4%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)	220,000	105,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (g)	335,000	160,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (g)	375,000	180,000
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (c)	1,140,000	1,195,616
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	25,000	25,109
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	65,000	65,246
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	65,000	66,027
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	80,000	81,101
TOTAL EDUCATION		1,879,499
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	30,000	32,157
General Obligations - 1.4%
Bethel Park PA Sch Dist Series 2024, 5% 8/1/2050	7,770,000	8,119,660
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2040 (Assured Guaranty Inc Insured)	4,650,000	5,096,864
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	850,000	921,629
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	515,000	519,879
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	275,000	289,735
Lancaster PA Sch Dist 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	2,500,000	2,704,400
Lancaster PA Sch Dist 5% 6/1/2043 (Build America Mutual Assurance Co Insured)	1,810,000	1,936,074
Lancaster PA Sch Dist 5% 6/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,120,712
Pennsylvania St Gen. Oblig. 5% 9/1/2031	2,500,000	2,828,368
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	2,795,000	2,796,706
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	4,160,000	4,180,798
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,176,293
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	1,000,000	1,109,217
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	1,875,000	2,061,665
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	4,740,000	5,161,172
Philadelphia PA Sch Dist 4% 9/1/2035	385,000	394,960
Philadelphia PA Sch Dist 5% 9/1/2027	490,000	496,913
Philadelphia PA Sch Dist 5% 9/1/2028	710,000	720,576
Philadelphia PA Sch Dist 5% 9/1/2028	410,000	416,106
Philadelphia PA Sch Dist 5% 9/1/2029	460,000	466,882
Philadelphia PA Sch Dist 5% 9/1/2030	400,000	431,204
Philadelphia PA Sch Dist 5% 9/1/2031	320,000	344,594
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	185,000	198,029
Philadelphia PA Sch Dist 5% 9/1/2037	55,000	57,425
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	130,000	133,037
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	345,000	350,184
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,105
TOTAL GENERAL OBLIGATIONS		46,098,187
Health Care - 0.5%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	55,000	55,473
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	60,000	60,489
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	255,000	259,069
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	125,000	120,334
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	130,000	122,584
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	255,000	233,310
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	65,000	65,279
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	105,000	106,200
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	80,000	81,016
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	85,000	86,076
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	110,000	111,458
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	75,000	75,954
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	80,000	80,946
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	85,000	85,630
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	255,000	255,990
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	305,000	305,876
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,890,000	1,915,889
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2033	1,615,000	1,800,719
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2034	1,265,000	1,418,692
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	6,500,000	5,637,552
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	50,000	50,445
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	50,000	50,484
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	50,000	50,520
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	75,000	74,078
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	130,000	127,953
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	415,000	388,329
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	205,000	180,881
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	25,000	24,624
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	230,000	224,249
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	40,000	40,365
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	645,000	562,323
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	555,000	582,595
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	140,000	131,223
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	335,000	298,861
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	390,000	393,884
TOTAL HEALTH CARE		16,059,350
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	710,000	733,405
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (c)	395,000	405,620
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	30,000	29,955
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	985,000	1,024,134
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	2,425,000	2,447,179
TOTAL HOUSING		4,640,293
Transportation - 2.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Inc Insured) (c)	4,145,000	3,721,124
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (c)	3,940,000	4,251,657
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	4,640,000	4,990,120
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (c)	1,655,000	1,655,194
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2028 (Assured Guaranty Inc Insured) (c)	1,000,000	1,038,541
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2038 (Assured Guaranty Inc Insured) (c)	1,000,000	1,098,485
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2039 (Assured Guaranty Inc Insured) (c)	1,400,000	1,530,443
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Inc Insured) (c)	1,600,000	1,726,263
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2041 (Assured Guaranty Inc Insured) (c)	1,000,000	1,090,572
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2042 (Assured Guaranty Inc Insured) (c)	1,000,000	1,081,817
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2043 (Assured Guaranty Inc Insured) (c)	1,500,000	1,610,003
Pennsylvania Turnpike Commission 5% 12/1/2027	220,000	230,419
Pennsylvania Turnpike Commission 5% 12/1/2028	215,000	230,249
Pennsylvania Turnpike Commission 5% 12/1/2044	4,500,000	4,850,318
Pennsylvania Turnpike Commission 5% 12/1/2047	1,635,000	1,729,944
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	1,650,000	1,825,796
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2036	620,000	696,994
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2038	2,500,000	2,784,352
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2039	3,000,000	3,320,231
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2040	2,375,000	2,610,735
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	2,710,000	3,032,310
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	150,000	151,485
Philadelphia PA Airport Rev 5% 7/1/2026	50,000	50,589
Philadelphia PA Airport Rev 5% 7/1/2027 (c)	125,000	128,589
Philadelphia PA Airport Rev 5% 7/1/2027	40,000	41,434
Philadelphia PA Airport Rev 5% 7/1/2028 (c)	150,000	154,721
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	115,000	118,616
Philadelphia PA Airport Rev 5% 7/1/2032 (c)	805,000	825,906
Philadelphia PA Airport Rev 5% 7/1/2034 (c)	205,000	209,692
Philadelphia PA Airport Rev Series 2021, 4% 7/1/2046 (Assured Guaranty Inc Insured) (c)	1,620,000	1,465,635
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	3,765,000	3,802,270
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	5,190,000	5,339,033
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	550,000	577,796
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (c)	1,100,000	1,197,427
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (c)	590,000	639,489
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (c)	1,000,000	1,007,308
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2037 (c)	1,800,000	2,009,493
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2038 (c)	335,000	371,196
TOTAL TRANSPORTATION		63,196,246
Water & Sewer - 0.3%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	50,000	51,649
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	80,000	84,746
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	50,000	52,882
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049 (Assured Guaranty Inc Insured)	5,450,000	5,813,586
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054 (Assured Guaranty Inc Insured)	4,000,000	4,246,709
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	200,000	211,425
TOTAL WATER & SEWER		10,460,997
TOTAL PENNSYLVANIA		142,366,729
Puerto Rico - 0.6%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	8,240,022	5,962,846
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,927,686	1,927,113
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	695,000	682,967
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	850,000	823,987
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,000,434	1,060,032
TOTAL GENERAL OBLIGATIONS		10,456,945
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (h)	8,088,000	6,644,848
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (h)	4,500,000	1,503,090
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	10,000	9,627
TOTAL SPECIAL TAX		8,157,565
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	400,000	418,299
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	945,000	975,636
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	1,125,000	1,063,251
TOTAL WATER & SEWER		2,457,186
TOTAL PUERTO RICO		21,071,696
Rhode Island - 0.6%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,092,157
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,550,000	2,646,067
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,005,000	3,070,044
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	70,000	69,524
Rhode Island St Student Ln 5% 12/1/2028 (c)	500,000	523,278
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2028 (c)	2,940,000	3,076,876
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2029 (c)	4,380,000	4,629,220
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (c)	1,605,000	1,704,267
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2029 (c)	1,825,000	1,928,841
TOTAL EDUCATION		18,740,274
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	420,000	421,474
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	365,000	363,960
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	330,000	326,508
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	500,000	495,158
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	35,000	35,128
TOTAL HOUSING		1,220,754
TOTAL RHODE ISLAND		20,382,502
South Carolina - 1.0%
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev 5% 12/1/2041	2,250,000	2,450,148
South Carolina St Svc Auth Rev 5% 12/1/2042	1,750,000	1,884,456
South Carolina St Svc Auth Rev 5% 12/1/2043	1,750,000	1,865,358
South Carolina St Svc Auth Rev 5% 12/1/2044	2,000,000	2,114,126
South Carolina St Svc Auth Rev 5% 12/1/2045	3,000,000	3,143,376
South Carolina St Svc Auth Rev 5% 12/1/2046	2,750,000	2,864,838
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	150,000	151,370
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,060,000	1,114,254
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,465,000	1,562,885
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	365,000	346,901
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	3,360,000	3,718,587
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	540,000	561,572
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	3,995,000	4,159,817
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	55,000	56,078
TOTAL ELECTRIC UTILITIES		25,993,766
General Obligations - 0.1%
Lexington County School District No 1/SC Series 2019 B, 3% 2/1/2036	4,345,000	4,140,090
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.25% 11/15/2039	850,000	901,471
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	365,000	386,133
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	660,000	596,941
TOTAL HEALTH CARE		1,884,545
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	60,000	60,432
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	475,000	519,377
TOTAL HOUSING		579,809
TOTAL SOUTH CAROLINA		32,598,210
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	15,000	15,163
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	15,000	15,528
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	30,000	31,048
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	35,000	36,185
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	730,000	584,521
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	3,230,000	3,581,809
TOTAL HEALTH CARE		4,264,254
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	395,000	427,557
TOTAL SOUTH DAKOTA		4,691,811
Tennessee - 1.7%
Education - 0.1%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	4,700,000	4,495,857
Electric Utilities - 0.4%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2028	1,000,000	1,057,868
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2040	1,750,000	1,952,775
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,585,000	1,703,016
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2031	4,365,000	4,911,978
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2033	1,755,000	2,032,202
TOTAL ELECTRIC UTILITIES		11,657,839
General Obligations - 0.6%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	17,400,000	18,710,040
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	610,000	549,699
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	560,000	569,934
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	1,600,000	1,722,651
TOTAL HEALTH CARE		2,842,284
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	445,000	439,904
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	210,000	206,820
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	140,000	121,471
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	165,000	131,575
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	375,000	328,164
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	1,165,000	1,304,055
TOTAL HOUSING		2,531,989
Transportation - 0.4%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (c)	235,000	239,492
Metro Nashville Arpt Auth Rev 5% 7/1/2052 (c)	3,250,000	3,293,678
Metro Nashville Arpt Auth Rev 5.5% 7/1/2039 (c)	2,000,000	2,207,893
Metro Nashville Arpt Auth Rev 5.5% 7/1/2040 (c)	2,000,000	2,187,118
Metro Nashville Arpt Auth Rev 5.5% 7/1/2042 (c)	3,500,000	3,758,204
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (c)	965,000	1,009,052
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	125,000	125,613
TOTAL TRANSPORTATION		12,821,050
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	1,145,000	888,226
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2047	2,510,000	1,578,249
TOTAL WATER & SEWER		2,466,475
TOTAL TENNESSEE		55,525,534
Texas - 8.4%
Education - 0.2%
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	880,000	994,005
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	35,000	35,143
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	20,000	20,688
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	65,000	66,349
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	50,000	50,928
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	1,785,000	1,968,518
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	150,000	150,329
University North Tex Univ Rev 5% 4/15/2030	1,050,000	1,153,569
University North Tex Univ Rev 5% 4/15/2032	1,515,000	1,715,858
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	105,000	107,815
TOTAL EDUCATION		6,263,202
Electric Utilities - 0.8%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	370,000	373,216
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	440,000	454,407
Lower Colorado River Authority Series 2019, 3.875% 5/15/2049	5,000,000	4,358,287
New Braunfels TX Util Rev Series 2020, 3% 7/1/2045	1,000,000	768,861
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	1,795,000	1,908,764
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	2,010,000	2,071,493
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	11,710,000	12,452,157
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	3,500,000	3,630,124
TOTAL ELECTRIC UTILITIES		26,017,309
General Obligations - 4.4%
Aldine TX Indpt Sch Dist Series 2024A, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,810,000	3,189,603
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,500,000	1,260,824
Birdville TX Indpt Sch Dist 2.375% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,785,000	1,605,608
Caddo Mills TX Indpt Sch Dist 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	500,000	394,290
Calvert Independent School District 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	735,000	649,463
Chambers Cnty Tex Gen. Oblig. Series 2021, 2.5% 3/1/2051	2,500,000	1,561,256
City of Coppell TX Gen. Oblig. Series 2020, 1.5% 2/1/2036	1,485,000	1,174,326
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,460,000	1,156,692
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,925,000	1,833,430
Community Indpt Sch Dist TX Series 2019, 4% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,250,000	1,213,782
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,715,000	1,962,293
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,050,000	3,462,012
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,526,661
Corpus Christi TX Gen. Oblig. 5% 3/1/2039	2,110,000	2,292,919
Corpus Christi TX Gen. Oblig. 5% 3/1/2040	2,215,000	2,380,165
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	2,710,000	2,907,211
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	3,435,000	3,758,565
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	1,445,000	1,610,752
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	2,855,000	3,227,848
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	1,445,000	1,652,939
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,545,000	2,793,086
Dallas TX ISD 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,482,642
Dallas TX ISD 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,735,074
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2040	1,125,000	1,011,710
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2040	1,125,000	1,251,746
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2041	1,255,000	1,385,273
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2043	1,625,000	1,765,320
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,530,000	1,250,976
Denton TX Gen. Oblig. Series 2023, 5% 2/15/2041	2,185,000	2,352,848
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	380,000	385,652
El Paso Tex Gen. Oblig. Series 2020 A, 4% 8/15/2045	1,500,000	1,400,697
Forney TX Indpt Sch Dis Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	7,620,000	6,143,887
Fort Bend Cnty Mud 162 Gen. Oblig. Series 2020, 2.25% 9/1/2043 (Build America Mutual Assurance Co Insured)	650,000	436,359
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2036 (Assured Guaranty Inc Insured)	270,000	217,840
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2037 (Assured Guaranty Inc Insured)	380,000	297,385
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	495,000	486,484
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	359,183
Haltom City Tex Gen. Oblig. Series 2021, 2.5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,255,000	1,056,763
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	500,000	533,190
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	500,000	545,050
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	255,000	235,900
Harris Cnty TX Mun Util Dist No 495 Gen. Oblig. Series 2019, 3% 9/1/2047 (Assured Guaranty Inc Insured)	630,000	459,709
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2045 (Build America Mutual Assurance Co Insured)	250,000	191,458
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2046 (Build America Mutual Assurance Co Insured)	255,000	191,137
Hays County Tex Gen. Oblig. Series 2019, 4% 2/15/2044	2,000,000	1,927,145
Horizon City Tex Gen. Oblig. Series 2019, 4% 8/15/2043 (Assured Guaranty Inc Insured)	805,000	781,572
Houston TX Gen. Oblig. 5% 3/1/2032	100,000	102,628
Houston TX Gen. Oblig. 5.25% 3/1/2049	10,570,000	11,243,842
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2034	3,000,000	3,405,129
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2035	275,000	310,347
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2036	1,000,000	1,121,097
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	900,000	1,000,472
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2038	1,450,000	1,597,558
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	2,000,000	2,219,340
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	1,800,000	1,977,596
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2041	1,000,000	1,092,406
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2042	2,750,000	2,983,682
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	3,350,000	3,615,252
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,170,000	1,271,665
Leander Independent School District Series 2025 A, 0% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed) (h)	700,000	592,701
Leander Independent School District Series 2025 A, 0% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed) (h)	700,000	571,860
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (h)	1,185,000	855,158
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,035,000	2,286,095
Leander Independent School District Series 2025 B, 5% 8/15/2030	1,445,000	1,591,604
Leander Independent School District Series 2025 B, 5% 8/15/2031	2,090,000	2,340,750
Leander Independent School District Series 2025 B, 5% 8/15/2032	2,145,000	2,435,215
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,815,000	1,353,997
Mansfield TX Gen. Oblig. 2.5% 2/15/2038	1,150,000	1,004,657
Nederland Tex Indpt Sch Dist Series 2019, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	821,878
New Braunfels TX Isd 2.5% 2/1/2035 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,719,598
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,050,000	5,050,723
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	4,285,000	4,315,900
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,790,000	1,601,405
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,111,446
Pharr San Juan Alamo TX Isd Series 2019, 3% 2/1/2040 (Permanent Sch Fund of Texas Guaranteed)	3,530,000	3,191,702
Pilot Point Tex Indpt Sch Dist Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	785,000	680,593
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,010,000	1,017,990
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,000,000	1,126,041
Waco TX Indpt Sch Dist Series 2022, 3% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	911,111
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (h)	250,000	201,148
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (h)	100,000	81,046
TOTAL GENERAL OBLIGATIONS		140,302,357
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	1,825,000	1,936,440
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	70,000	70,088
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 3% 10/1/2051	1,000,000	724,375
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	25,000	25,197
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	95,000	95,685
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	50,000	50,306
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	55,000	55,173
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	40,000	41,371
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	100,000	103,611
TOTAL HEALTH CARE		3,102,246
Housing - 0.4%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,035,000	1,039,501
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	2,010,000	2,206,073
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	3,715,000	3,762,783
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	1,026,142	941,647
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	195,000	194,284
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2018 A, 4.25% 9/1/2048	3,195,000	3,058,645
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	125,000	126,072
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	1,690,000	1,856,416
TOTAL HOUSING		13,185,421
Transportation - 1.5%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (c)	50,000	50,806
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (c)	80,000	81,206
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (c)	60,000	60,742
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (c)	65,000	65,659
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (c)	105,000	105,961
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (c)	70,000	70,572
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (c)	880,000	896,671
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (c)	100,000	104,876
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (c)	105,000	109,762
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (c)	75,000	78,328
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (c)	90,000	93,838
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (c)	6,675,000	5,986,287
Dallas Fort Worth International Airport Series 2022B, 5% 11/1/2037	3,000,000	3,318,392
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (c)	7,190,000	7,828,683
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2042 (c)	8,500,000	9,158,084
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	585,000	598,808
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	50,000	50,069
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (c)	110,000	110,162
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (c)	165,000	165,246
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (c)	100,000	100,141
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (c)	185,000	185,201
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	50,000	50,789
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (c)	50,000	50,797
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (c)	90,000	91,454
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (c)	65,000	65,994
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (c)	50,000	50,720
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (c)	115,000	116,523
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (c)	130,000	131,539
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	50,000	50,558
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	50,000	50,527
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	7,375,000	5,486,521
North TX Twy Auth Rev 3% 1/1/2046	9,330,000	7,231,289
North TX Twy Auth Rev 5% 1/1/2030	20,000	20,000
North TX Twy Auth Rev 5% 1/1/2031	50,000	50,000
North TX Twy Auth Rev 5% 1/1/2031	30,000	30,000
North TX Twy Auth Rev 5% 1/1/2033	60,000	61,331
North TX Twy Auth Rev 5% 1/1/2034	150,000	172,993
North TX Twy Auth Rev 5% 1/1/2034	75,000	76,601
North TX Twy Auth Rev 5% 1/1/2035	110,000	112,257
North TX Twy Auth Rev 5% 1/1/2036	65,000	65,000
North TX Twy Auth Rev 5% 1/1/2037	65,000	66,158
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	625,000	625,866
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,280,000	1,281,384
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,000,000	1,163,719
North TX Twy Auth Rev Series A, 5% 1/1/2039	1,650,000	1,700,655
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	210,000	213,129
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2039	530,000	528,507
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	440,000	431,961
TOTAL TRANSPORTATION		49,195,766
Water & Sewer - 1.0%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	1,000,000	1,112,172
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	1,250,000	1,383,117
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	1,750,000	1,919,569
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	2,000,000	2,177,338
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2041	2,000,000	2,161,891
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	3,000,000	3,222,293
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	3,185,000	3,360,724
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	1,000,000	1,086,387
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	3,470,000	3,646,009
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	585,000	593,293
Houston TX Util Sys Rev 4% 11/15/2043	1,030,000	999,799
Houston TX Util Sys Rev 5% 11/15/2045	1,030,000	1,066,210
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	625,000	641,268
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	2,330,000	2,635,779
Texas Wtr Dev Brd 3% 10/15/2038	1,000,000	935,605
Texas Wtr Dev Brd Series 2022, 4.45% 10/15/2036	3,000,000	3,201,311
Tyler Tex Wtr & Swr Sys Rev 3% 9/1/2044	1,545,000	1,238,142
TOTAL WATER & SEWER		31,380,907
TOTAL TEXAS		269,447,208
Utah - 0.6%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	333,809	269,194
Special Tax - 0.3%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.5% 6/1/2055 (d)	2,375,000	2,353,762
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.75% 6/1/2060 (d)	940,000	948,948
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 2, 0% 6/1/2043 (d)(e)	1,000,000	742,752
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (d)	1,000,000	988,584
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (e)	1,204,000	969,810
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	3,223,000	3,349,303
TOTAL SPECIAL TAX		9,353,159
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	215,000	221,333
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	190,000	195,749
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (c)	140,000	143,969
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (c)	265,000	272,396
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (c)	205,000	210,293
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (c)	205,000	209,694
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (c)	275,000	280,846
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (c)	690,000	703,494
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (c)	1,240,000	1,250,645
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (c)	485,000	504,732
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (c)	815,000	903,470
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (c)	2,500,000	2,660,532
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (c)	2,715,000	2,865,238
TOTAL TRANSPORTATION		10,422,391
TOTAL UTAH		20,044,744
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	230,000	193,440
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	290,000	223,902
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	295,000	304,058
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (c)	295,000	300,721
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (c)	500,000	517,424
TOTAL EDUCATION		1,539,545
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	264,000	258,829
TOTAL VERMONT		1,798,374
Virginia - 0.4%
General Obligations - 0.1%
Arlington Cnty VA Gen. Oblig. Series 2021, 5% 6/15/2028	1,340,000	1,422,802
Blacksburg VA Gen. Oblig. 2% 3/1/2039	605,000	461,840
Culpeper County Economic Development Authority (Culpeper Cnty VA Proj.) 5% 6/1/2041	1,000,000	1,106,287
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	45,000	46,966
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	675,000	690,285
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	1,235,000	1,384,720
TOTAL GENERAL OBLIGATIONS		5,112,900
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,250,000	1,562,170
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	30,000	29,907
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	35,000	35,009
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	75,000	75,642
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	30,000	30,277
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	40,000	40,317
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	110,000	110,835
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	75,000	75,000
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	75,000	75,000
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	50,000	50,000
TOTAL HEALTH CARE		2,084,157
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	740,000	761,417
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (c)	955,000	967,364
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	720,000	727,304
TOTAL TRANSPORTATION		1,694,668
Water & Sewer - 0.1%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2035	1,345,000	1,166,998
Chesapeake VA Wtr & Swr Sys 2% 7/1/2036	1,370,000	1,158,668
TOTAL WATER & SEWER		2,325,666
TOTAL VIRGINIA		11,978,808
Washington - 3.5%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	1,280,000	945,158
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	865,000	827,843
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	110,000	110,794
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	110,000	110,767
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	115,000	115,372
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	175,000	175,406
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	1,280,000	1,014,813
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.625% 7/1/2038 (d)	1,215,000	1,322,610
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.875% 7/1/2043 (d)	1,350,000	1,443,801
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.125% 7/1/2053 (d)	3,000,000	3,193,796
TOTAL EDUCATION		9,260,360
Electric Utilities - 0.6%
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,385,000	4,949,518
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,000,000	4,514,954
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	6,205,000	6,927,634
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	4,100,000	4,479,523
TOTAL ELECTRIC UTILITIES		20,871,629
General Obligations - 1.1%
City of Olympia WA Gen. Oblig. 2% 12/1/2030	1,265,000	1,196,812
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	1,000,000	1,001,830
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	180,000	184,475
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2041	3,225,000	3,467,195
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	2,985,000	3,226,910
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2030	12,740,000	13,996,613
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2031	6,630,000	7,422,365
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	3,875,000	4,424,731
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,360,000	1,483,384
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	105,000	106,360
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	850,000	885,462
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	590,000	608,989
TOTAL GENERAL OBLIGATIONS		38,005,126
Health Care - 0.5%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	565,000	566,522
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	1,560,000	1,557,423
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	3,900,000	3,890,733
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	3,590,000	3,555,919
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	3,025,000	2,851,858
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	80,000	81,706
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	95,000	97,560
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	35,000	35,921
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	45,000	46,186
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	55,000	56,417
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	100,000	102,458
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	145,000	148,340
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	35,000	35,759
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	485,000	487,714
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	2,050,000	2,194,981
TOTAL HEALTH CARE		15,709,497
Housing - 0.2%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	165,000	165,663
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	105,000	106,958
Seattle Wash Hsg Auth Rev Series 2020 A, 3% 6/1/2052	3,325,000	2,448,639
Seattle Wash Hsg Auth Rev Series 2021, 3% 6/1/2046	1,010,000	789,434
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	1,080,000	1,103,346
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	725,000	734,079
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,600,000	1,612,417
TOTAL HOUSING		6,960,536
Special Tax - 0.2%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	1,940,000	1,329,724
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	690,000	554,359
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	4,190,000	4,323,492
TOTAL SPECIAL TAX		6,207,575
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (c)	185,000	170,969
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	2,200,000	2,300,896
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (c)	440,000	446,458
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	640,000	647,877
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	395,000	407,595
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	1,105,000	1,162,659
Port Seattle WA Rev Series B, 5% 10/1/2028 (c)	175,000	175,767
Port Seattle WA Rev Series B, 5% 10/1/2030 (c)	100,000	100,421
TOTAL TRANSPORTATION		5,412,642
Water & Sewer - 0.4%
King Cnty WA Swr Rev Series 2016A, 4% 7/1/2040	3,055,000	3,055,073
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	2,020,000	2,310,262
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2034	4,050,000	4,741,180
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2037	1,000,000	1,158,249
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2043	900,000	976,162
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2045	900,000	961,055
TOTAL WATER & SEWER		13,201,981
TOTAL WASHINGTON		115,629,346
West Virginia - 0.9%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	4,550,000	4,633,147
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	1,900,000	1,934,720
TOTAL ELECTRIC UTILITIES		6,567,867
Health Care - 0.7%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	80,000	80,469
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	70,000	70,303
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	725,000	678,639
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	3,440,000	3,738,346
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	11,390,000	12,302,599
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2039	1,125,000	1,227,515
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,030,000	1,112,412
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,030,000	1,102,021
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	1,830,000	1,916,769
TOTAL HEALTH CARE		22,229,073
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	295,000	297,844
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	295,000	304,854
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	440,000	465,164
TOTAL TRANSPORTATION		1,067,862
TOTAL WEST VIRGINIA		29,864,802
Wisconsin - 1.5%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (d)	100,000	100,481
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	360,000	365,229
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	780,000	772,685
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	120,000	129,639
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	250,000	268,637
TOTAL EDUCATION		1,636,671
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	585,000	614,460
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2037	585,000	469,480
Madison WI Gen. Oblig. 3% 10/1/2036	1,385,000	1,360,147
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	2,475,000	2,787,919
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	1,865,000	2,041,677
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2043	2,250,000	2,435,181
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,975,000	2,120,450
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2036	190,000	154,221
TOTAL GENERAL OBLIGATIONS		11,369,075
Health Care - 1.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	2,645,000	1,987,410
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	900,000	838,293
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	1,750,000	1,873,934
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	155,000	157,280
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	655,000	477,448
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	430,000	437,376
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (d)	130,000	129,533
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (d)	110,000	104,373
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (d)	70,000	70,697
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (d)	50,000	50,446
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 3% 1/1/2050	1,290,000	945,549
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	255,000	256,183
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	1,610,000	1,450,574
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	1,000,000	996,579
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	120,000	120,284
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	105,000	105,726
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,235,000	1,322,044
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	850,000	909,619
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	6,800,000	4,954,848
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	865,000	770,727
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	450,000	393,822
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2034	3,750,000	4,255,187
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2035	2,000,000	2,279,614
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038	2,905,000	3,219,366
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	795,000	774,043
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	850,000	893,089
TOTAL HEALTH CARE		29,774,044
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,205,000	1,205,570
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)(i)	2,850,000	1,995,000
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)(i)	625,000	475,000
TOTAL INDUSTRIAL DEVELOPMENT		2,470,000
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (c)	2,340,000	2,569,850
TOTAL WISCONSIN		49,639,670
TOTAL MUNICIPAL SECURITIES (Cost $2,906,131,299)		2,948,325,777

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $281,058,208)	3.07	281,002,008	281,058,208

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $3,187,189,507)	3,229,383,985
NET OTHER ASSETS (LIABILITIES) - 1.1%	35,986,838
NET ASSETS - 100.0%	3,265,370,823

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,946,899 or 1.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Zero coupon bond which is issued at a discount.
(i)	Level 3 security.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	138,724,561	1,207,060,485	1,064,726,838	3,520,865	-	-	281,058,208	281,002,008	6.6%
Total	138,724,561	1,207,060,485	1,064,726,838	3,520,865	-	-	281,058,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	189,970,245	-	189,970,245	-
Electric Utilities	169,460,625	-	169,460,625	-
Escrowed/Pre-Refunded	1,092,816	-	1,092,816	-
General Obligations	1,104,096,310	-	1,104,096,310	-
Health Care	288,147,523	-	287,611,274	536,249
Housing	142,269,197	-	142,269,197	-
Industrial Development	40,758,991	-	38,288,991	2,470,000
Other	2,745,573	-	2,745,573	-
Special Tax	275,890,244	-	275,890,244	-
Tobacco Bonds	25,723,294	-	25,723,294	-
Transportation	532,526,734	-	532,526,734	-
Water & Sewer	175,644,225	-	175,644,225	-

Money Market Funds	281,058,208	281,058,208	-	-
Total Investments in Securities:	3,229,383,985	281,058,208	2,945,319,528	3,006,249
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,906,131,299)	$2,948,325,777
Fidelity Central Funds (cost $281,058,208)	281,058,208

Total Investment in Securities (cost $3,187,189,507)		$3,229,383,985
Cash		8,829
Receivable for investments sold		1,196
Receivable for fund shares sold		7,531,034
Interest receivable		38,116,865
Distributions receivable from Fidelity Central Funds		325,496
Prepaid expenses		1,950
Other receivables		639
Total assets		3,275,369,994
Liabilities
Payable for investments purchased	$2,231
Payable for fund shares redeemed	620,947
Distributions payable	8,378,422
Accrued management fee	852,410
Other payables and accrued expenses	145,161
Total liabilities		9,999,171
Net Assets		$3,265,370,823
Net Assets consist of:
Paid in capital		$3,231,487,378
Total accumulated earnings (loss)		33,883,445
Net Assets		$3,265,370,823
Net Asset Value, offering price and redemption price per share ($3,265,370,823 ÷ 329,151,918 shares)		$9.92
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$98,595,907
Income from Fidelity Central Funds		3,520,490
Total income		102,116,397
Expenses
Management fee	$8,848,716
Custodian fees and expenses	24,586
Independent trustees' fees and expenses	6,295
Registration fees	284,682
Audit fees	68,814
Legal	1,890
Miscellaneous	8,292
Total expenses before reductions	9,243,275
Expense reductions	(872)
Total expenses after reductions		9,242,403
Net Investment income (loss)		92,873,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,751,511)
Capital gain distributions from Fidelity Central Funds	375
Total net realized gain (loss)		(4,751,136)
Change in net unrealized appreciation (depreciation) on investment securities		39,442,768
Net gain (loss)		34,691,632
Net increase (decrease) in net assets resulting from operations		$127,565,626
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,873,994	$68,799,040
Net realized gain (loss)	(4,751,136)	866,744
Change in net unrealized appreciation (depreciation)	39,442,768	(33,155,532)
Net increase (decrease) in net assets resulting from operations	127,565,626	36,510,252
Distributions to shareholders	(90,135,279)	(66,649,568)

Share transactions
Proceeds from sales of shares	2,239,436,148	984,057,973
Reinvestment of distributions	3,503,678	22,861
Cost of shares redeemed	(1,266,282,515)	(625,587,744)

Net increase (decrease) in net assets resulting from share transactions	976,657,311	358,493,090
Total increase (decrease) in net assets	1,014,087,658	328,353,774

Net Assets
Beginning of period	2,251,283,165	1,922,929,391
End of period	$3,265,370,823	$2,251,283,165

Other Information
Shares
Sold	231,439,705	99,208,861
Issued in reinvestment of distributions	357,893	2,309
Redeemed	(131,241,970)	(63,170,893)
Net increase (decrease)	100,555,628	36,040,277

Financial Highlights
Fidelity® SAI Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.85	$9.99	$9.58	$10.88	$10.85
Income from Investment Operations
Net investment income (loss) A,B	.339	.329	.310	.218	.203
Net realized and unrealized gain (loss)	.060	(.150)	.399	(1.297)	.048
Total from investment operations	.399	.179	.709	(1.079)	.251
Distributions from net investment income	(.328)	(.318)	(.299)	(.221)	(.207)
Distributions from net realized gain	(.001)	(.001)	-	-	(.014)
Total distributions	(.329)	(.319)	(.299)	(.221)	(.221)
Net asset value, end of period	$9.92	$9.85	$9.99	$9.58	$10.88
Total Return C	4.15%	1.83%	7.55%	(9.94)%	2.33%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.35%	.37%	.38%	.36%
Expenses net of fee waivers, if any	.35%	.34%	.36%	.36%	.36%
Expenses net of all reductions, if any	.35%	.34%	.36%	.36%	.36%
Net investment income (loss)	3.48%	3.32%	3.22%	2.16%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,265,371	$2,251,283	$1,922,929	$1,106,405	$2,513,106
Portfolio turnover rate F	16%	10%	14%	26% G	4%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$77,686,385
Gross unrealized depreciation	(28,717,906)
Net unrealized appreciation (depreciation)	$48,968,479
Tax Cost	$3,180,415,506

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(15,085,033)
Net unrealized appreciation (depreciation) on securities and other investments	$48,968,479

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,044,056)
Long-term	(12,040,977)
Total capital loss carryforward	$(15,085,033)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	$89,832,517	$66,426,167
Ordinary Income	302,762	223,401
Total	$90,135,279	$ 66,649,568

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Income Fund	1,240,066,350	409,524,689
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .332% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Municipal Income Fund	104,824,057	108,068	492
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Municipal Income Fund	3,294
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $872.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 16.03% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9887613.107
SIM-ANN-0226
Fidelity® International Bond Index Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® International Bond Index Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 68.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 3.0%
Australian Commonwealth 1% 12/21/2030 (d)	AUD	5,842,000	3,328,948
Australian Commonwealth 1.25% 5/21/2032	AUD	20,000	10,993
Australian Commonwealth 1.75% 11/21/2032 (d)	AUD	490,000	274,017
Australian Commonwealth 1.75% 6/21/2051 (d)	AUD	809,000	276,044
Australian Commonwealth 2.25% 5/21/2028 (d)	AUD	2,740,000	1,752,655
Australian Commonwealth 2.75% 11/21/2027 (d)	AUD	1,990,000	1,296,871
Australian Commonwealth 2.75% 11/21/2029 (d)	AUD	3,840,000	2,429,419
Australian Commonwealth 2.75% 5/21/2041 (d)	AUD	244,000	123,760
Australian Commonwealth 2.75% 6/21/2035 (d)	AUD	2,920,000	1,655,992
Australian Commonwealth 3% 11/21/2033 (d)	AUD	3,690,000	2,204,425
Australian Commonwealth 3% 3/21/2047 (d)	AUD	1,798,000	865,269
Australian Commonwealth 3.25% 4/21/2029 (d)	AUD	70,000	45,381
Australian Commonwealth 3.5% 12/21/2034 (d)	AUD	2,630,000	1,603,224
Australian Commonwealth 3.75% 5/21/2034 (d)	AUD	1,910,000	1,196,070
Australian Commonwealth 4.25% 12/21/2035 (d)	AUD	2,890,000	1,852,942
Australian Commonwealth 4.5% 4/21/2033 (d)	AUD	980,000	652,414
Australian Commonwealth 4.75% 4/21/2027 (d)	AUD	370,000	249,201
New South Wales Treasury Corp 1.25% 11/20/2030	AUD	670,000	382,238
New South Wales Treasury Corp 1.75% 3/20/2034 (d)	AUD	840,000	434,069
New South Wales Treasury Corp 2% 3/20/2031	AUD	1,106,000	647,872
New South Wales Treasury Corp 3% 4/20/2029 (d)	AUD	2,690,000	1,718,734
New South Wales Treasury Corp 3% 5/20/2027 (d)	AUD	620,000	407,600
New South Wales Treasury Corp 4.25% 2/20/2036 (d)	AUD	470,000	286,777
New South Wales Treasury Corp 4.75% 2/20/2037 (d)	AUD	1,910,000	1,197,562
Queensland Treasury Corp 1.5% 8/20/2032 (d)(f)	AUD	2,840,000	1,529,240
Queensland Treasury Corp 1.75% 7/20/2034 (d)(f)	AUD	450,000	228,519
Queensland Treasury Corp 1.75% 8/21/2031 (d)(f)	AUD	2,631,000	1,496,168
Queensland Treasury Corp 2% 8/22/2033	AUD	1,000,000	537,197
Queensland Treasury Corp 2.25% 11/20/2041 (d)(f)	AUD	70,000	29,178
Queensland Treasury Corp 3.25% 7/21/2028 (d)(f)	AUD	154,000	100,182
Queensland Treasury Corp 3.5% 8/21/2030 (d)(f)	AUD	58,000	36,944
South Australian Government Financing Authority 1.75% 5/24/2032 (d)	AUD	490,000	271,732
South Australian Government Financing Authority 2% 5/23/2036 (d)	AUD	150,000	73,039
South Australian Government Financing Authority 4.5% 5/24/2033 (d)	AUD	720,000	466,188
Treasury Corp of Victoria 1.25% 11/19/2027	AUD	952,000	601,550
Treasury Corp of Victoria 1.5% 11/20/2030	AUD	1,347,000	775,157
Treasury Corp of Victoria 1.5% 9/10/2031	AUD	1,000,000	558,212
Treasury Corp of Victoria 2% 11/20/2037	AUD	260,000	118,822
Treasury Corp of Victoria 2% 9/17/2035	AUD	1,550,000	769,402
Treasury Corp of Victoria 2.25% 11/20/2034	AUD	350,000	183,331
Treasury Corp of Victoria 2.25% 11/20/2042	AUD	330,000	133,349
Treasury Corp of Victoria 2.25% 9/15/2033 (d)	AUD	310,000	169,144
Treasury Corp of Victoria 2.5% 10/22/2029	AUD	424,000	262,994
Treasury Corp of Victoria 3.625% 9/29/2040 (d)	EUR	120,000	138,327
Treasury Corp of Victoria 4.75% 9/15/2036	AUD	50,000	31,404
Treasury Corp of Victoria 5% 11/20/2040	AUD	300,000	182,493
Treasury Corp of Victoria 5.25% 9/15/2038	AUD	410,000	263,345
Western Australian Treasury Corp 3% 10/21/2026 (d)	AUD	1,842,000	1,220,396
Western Australian Treasury Corp 4.25% 7/20/2033	AUD	150,000	95,939
Western Australian Treasury Corp 4.75% 10/24/2035 (d)	AUD	530,000	341,571
TOTAL AUSTRALIA			35,506,300
AUSTRIA - 1.1%
Austrian Republic 0% 10/20/2028 (d)(f)	EUR	600,000	662,244
Austrian Republic 0% 10/20/2040 (d)(f)	EUR	788,000	553,776
Austrian Republic 0% 2/20/2030 (d)(f)	EUR	1,972,000	2,092,498
Austrian Republic 0% 2/20/2031 (d)(f)	EUR	640,000	657,533
Austrian Republic 0.5% 2/20/2029 (d)(f)	EUR	1,557,000	1,728,645
Austrian Republic 0.7% 4/20/2071 (d)(f)	EUR	80,000	32,129
Austrian Republic 0.75% 2/20/2028 (d)(f)	EUR	355,000	405,024
Austrian Republic 0.75% 3/20/2051 (d)(f)	EUR	930,000	560,055
Austrian Republic 0.85% 6/30/2120 (d)(f)	EUR	1,510,000	531,229
Austrian Republic 0.9% 2/20/2032 (d)(f)	EUR	394,000	414,501
Austrian Republic 1.5% 11/2/2086 (d)(f)	EUR	220,000	119,051
Austrian Republic 1.5% 2/20/2047 (d)(f)	EUR	293,000	233,319
Austrian Republic 2.4% 5/23/2034 (d)(f)	EUR	40,000	44,904
Austrian Republic 2.8% 9/20/2032 (d)(f)	EUR	1,010,000	1,185,151
Austrian Republic 2.9% 2/20/2033 (d)(f)	EUR	140,000	164,795
Austrian Republic 2.9% 2/20/2034 (d)(f)	EUR	620,000	723,263
Austrian Republic 2.95% 2/20/2035 (d)(f)	EUR	1,620,000	1,881,523
Austrian Republic 3.15% 6/20/2044 (d)(f)	EUR	720,000	791,750
Austrian Republic 4.15% 3/15/2037 (d)(f)	EUR	20,000	25,454
TOTAL AUSTRIA			12,806,844
BELGIUM - 1.9%
Kingdom of Belgium 0% 10/22/2027 (d)(f)	EUR	2,060,000	2,329,374
Kingdom of Belgium 0.1% 6/22/2030 (d)(f)	EUR	1,015,000	1,067,052
Kingdom of Belgium 0.35% 6/22/2032 (d)(f)	EUR	2,699,000	2,694,008
Kingdom of Belgium 0.4% 6/22/2040 (d)(f)	EUR	1,212,000	889,454
Kingdom of Belgium 0.65% 6/22/2071 (d)(f)	EUR	1,750,000	585,265
Kingdom of Belgium 0.8% 6/22/2027 (d)(f)	EUR	39,000	44,986
Kingdom of Belgium 0.8% 6/22/2028 (d)(f)	EUR	1,220,000	1,383,557
Kingdom of Belgium 0.9% 6/22/2029 (d)(f)	EUR	1,373,000	1,530,802
Kingdom of Belgium 1.25% 4/22/2033 (d)(f)	EUR	1,461,000	1,521,922
Kingdom of Belgium 1.4% 6/22/2053 (d)(f)	EUR	932,000	590,158
Kingdom of Belgium 1.6% 6/22/2047 (d)(f)	EUR	38,000	28,815
Kingdom of Belgium 1.7% 6/22/2050 (d)(f)	EUR	23,000	16,808
Kingdom of Belgium 2.15% 6/22/2066 (d)(f)	EUR	90,000	61,404
Kingdom of Belgium 2.25% 6/22/2057 (d)(f)	EUR	124,000	93,538
Kingdom of Belgium 2.6% 10/22/2030 (d)(f)	EUR	180,000	210,491
Kingdom of Belgium 2.85% 10/22/2034 (d)(f)	EUR	1,020,000	1,160,672
Kingdom of Belgium 3.1% 6/22/2035 (d)(f)	EUR	2,530,000	2,914,252
Kingdom of Belgium 3.3% 6/22/2054 (d)(f)	EUR	360,000	354,471
Kingdom of Belgium 3.75% 6/22/2045 (d)	EUR	1,370,000	1,554,060
Kingdom of Belgium 4% 3/28/2032 (d)	EUR	30,000	37,497
Kingdom of Belgium 4.25% 3/28/2041 (d)(f)	EUR	545,000	670,712
Kingdom of Belgium 5.5% 3/28/2028 (d)	EUR	40,000	50,296
Ministeries Van de Vlaamse Gemeenschap 1.875% 6/2/2042	EUR	400,000	350,657
Ministeries Van de Vlaamse Gemeenschap 3.125% 6/22/2034 (d)	EUR	300,000	346,437
Ministeries Van de Vlaamse Gemeenschap 3.25% 4/5/2033 (d)	EUR	300,000	352,684
Region Wallonne Belgium 1.05% 6/22/2040 (d)	EUR	100,000	77,854
Region Wallonne Belgium 1.25% 5/3/2034 (d)	EUR	400,000	393,427
Region Wallonne Belgium 3.125% 6/22/2032 (d)	EUR	500,000	579,954
TOTAL BELGIUM			21,890,607
BULGARIA - 0.1%
Bulgarian Republic 4.5% 1/27/2033 (d)	EUR	370,000	465,806
Bulgarian Republic 4.625% 9/23/2034 (d)	EUR	190,000	242,966
TOTAL BULGARIA			708,772
CANADA - 4.9%
Canada Housing Trust No 1 1.6% 12/15/2031 (f)	CAD	320,000	212,754
Canada Housing Trust No 1 1.75% 6/15/2030 (f)	CAD	730,000	503,562
Canada Housing Trust No 1 2.1% 9/15/2029 (f)	CAD	70,000	49,524
Canada Housing Trust No 1 3.6% 12/15/2027 (f)	CAD	1,910,000	1,416,633
Canada Housing Trust No 1 3.6% 9/15/2035	CAD	1,560,000	1,136,400
Canada Housing Trust No 1 4.25% 3/15/2034 (f)	CAD	780,000	599,400
Canadian Government 0.5% 12/1/2030	CAD	491,000	317,291
Canadian Government 1.25% 6/1/2030	CAD	16,000	10,850
Canadian Government 1.75% 12/1/2053	CAD	70,000	32,743
Canadian Government 2% 6/1/2032	CAD	5,230,000	3,556,105
Canadian Government 2.75% 12/1/2055	CAD	680,000	398,998
Canadian Government 2.75% 12/1/2064	CAD	3,020,000	1,716,339
Canadian Government 2.75% 3/1/2030	CAD	300,000	217,281
Canadian Government 2.75% 6/1/2033	CAD	430,000	303,428
Canadian Government 2.75% 9/1/2030	CAD	8,150,000	5,883,206
Canadian Government 3% 6/1/2034	CAD	3,210,000	2,285,566
Canadian Government 3.25% 12/1/2033	CAD	1,640,000	1,193,277
Canadian Government 3.25% 12/1/2034	CAD	2,240,000	1,619,835
Canadian Government 3.25% 12/1/2035	CAD	930,000	667,693
Canadian Government 3.25% 6/1/2035	CAD	6,470,000	4,662,552
Canadian Government 3.5% 12/1/2045	CAD	1,370,000	964,609
Canadian Government 3.5% 12/1/2057	CAD	570,000	388,697
City of Montreal 2.3% 9/1/2029	CAD	140,000	99,299
City of Montreal 2.4% 12/1/2041	CAD	260,000	142,217
City of Montreal 4.4% 12/1/2043	CAD	50,000	34,894
City of Ottawa Ontario Coupon Strips 4.6% 7/14/2042	CAD	70,000	50,943
City of Toronto Canada Coupon Strip 2.15% 8/25/2040	CAD	70,000	38,374
City of Toronto Canada Coupon Strip 2.8% 11/22/2049	CAD	180,000	94,075
Export Development Canada 0.5% 2/25/2027 (d)	EUR	330,000	380,502
Province of Alberta 2.05% 6/1/2030	CAD	1,100,000	768,134
Province of Alberta 3.05% 12/1/2048	CAD	724,000	411,063
Province of Alberta 3.1% 6/1/2050	CAD	231,000	130,932
Province of Alberta 4.45% 12/1/2054	CAD	280,000	199,002
Province of British Columbia 2.2% 6/18/2030	CAD	2,280,000	1,601,219
Province of British Columbia 2.75% 6/18/2052	CAD	140,000	72,782
Province of British Columbia 2.95% 6/18/2050	CAD	924,000	506,251
Province of British Columbia 3.5% 5/29/2040 (d)	EUR	340,000	384,555
Province of British Columbia 3.55% 6/18/2033	CAD	970,000	707,152
Province of British Columbia 4.45% 12/18/2055	CAD	650,000	459,028
Province of British Columbia 4.6% 6/18/2057	CAD	70,000	50,724
Province of British Columbia 4.95% 7/16/2032 (d)	AUD	360,000	239,357
Province of Manitoba 3% 6/2/2028	CAD	320,000	234,254
Province of Manitoba 3.2% 3/5/2050	CAD	256,000	146,606
Province of Manitoba 3.4% 9/5/2048	CAD	470,000	280,703
Province of Manitoba 3.7% 6/2/2035	CAD	690,000	496,401
Province of Manitoba 4.05% 9/5/2045	CAD	80,000	53,890
Province of New Brunswick 2.55% 8/14/2031	CAD	690,000	483,698
Province of New Brunswick 3.05% 8/14/2050	CAD	227,000	125,651
Province of New Brunswick 3.55% 6/3/2043	CAD	100,000	64,022
Province of New Brunswick 3.95% 6/3/2035	CAD	210,000	154,022
Province of New Brunswick 4.8% 9/26/2039	CAD	90,000	68,887
Province of Newfoundland 1.75% 6/2/2030	CAD	290,000	199,221
Province of Newfoundland 2.65% 10/17/2050	CAD	217,000	109,189
Province of Newfoundland 3.3% 10/17/2046	CAD	50,000	29,431
Province of Newfoundland 3.7% 10/17/2048	CAD	70,000	43,295
Province of Newfoundland 4.6% 10/17/2055	CAD	130,000	92,044
Province of Nova Scotia 3.15% 12/1/2051	CAD	160,000	89,676
Province of Nova Scotia 3.45% 6/1/2045	CAD	150,000	92,745
Province of Nova Scotia 3.85% 6/1/2035	CAD	490,000	356,745
Province of Nova Scotia 4.05% 6/1/2033	CAD	370,000	278,020
Province of Ontario 0.25% 12/15/2026 (d)	GBP	638,000	832,412
Province of Ontario 0.375% 4/8/2027 (d)	EUR	283,000	325,074
Province of Ontario 1.05% 9/8/2027	CAD	2,770,000	1,966,377
Province of Ontario 1.9% 12/2/2051	CAD	210,000	91,268
Province of Ontario 2.05% 6/2/2030	CAD	59,000	41,182
Province of Ontario 2.15% 6/2/2031	CAD	170,000	117,256
Province of Ontario 2.65% 12/2/2050	CAD	49,000	25,434
Province of Ontario 2.7% 6/2/2029	CAD	1,703,000	1,231,939
Province of Ontario 2.8% 6/2/2048	CAD	1,868,000	1,021,306
Province of Ontario 2.9% 12/2/2046	CAD	480,000	271,633
Province of Ontario 2.9% 6/2/2049	CAD	1,735,000	956,851
Province of Ontario 2.95% 9/8/2030	CAD	1,620,000	1,171,421
Province of Ontario 3.1% 1/31/2034 (d)	EUR	280,000	325,130
Province of Ontario 3.65% 6/2/2033	CAD	1,500,000	1,102,074
Province of Ontario 3.75% 12/2/2053	CAD	210,000	132,821
Province of Ontario 4.1% 3/4/2033	CAD	840,000	636,044
Province of Ontario 4.45% 12/2/2056	CAD	240,000	171,016
Province of Ontario 4.6% 12/2/2055	CAD	2,250,000	1,641,928
Province of Ontario 4.6% 6/2/2039	CAD	230,000	174,151
Province of Ontario 4.7% 6/2/2037	CAD	190,000	146,422
Province of Quebec 0% 10/29/2030 (d)	EUR	1,050,000	1,079,080
Province of Quebec 0.5% 1/25/2032 (d)	EUR	330,000	334,222
Province of Quebec 1.5% 9/1/2031	CAD	1,966,000	1,300,673
Province of Quebec 1.9% 9/1/2030	CAD	131,000	90,415
Province of Quebec 2.3% 9/1/2029	CAD	1,179,000	839,111
Province of Quebec 2.85% 12/1/2053	CAD	2,270,000	1,183,096
Province of Quebec 3.1% 12/1/2051	CAD	230,000	127,930
Province of Quebec 3.5% 12/1/2045	CAD	880,000	546,968
Province of Quebec 3.5% 12/1/2048	CAD	270,000	163,902
Province of Quebec 3.6% 9/1/2033	CAD	300,000	218,385
Province of Quebec 3.65% 5/20/2032	CAD	410,000	303,380
Province of Quebec 4.4% 12/1/2055	CAD	260,000	180,683
Province of Quebec 5% 12/1/2038	CAD	90,000	70,377
Province of Quebec 5% 12/1/2041	CAD	420,000	324,315
Province of Saskatchewan 3.1% 6/2/2050	CAD	293,000	165,901
Province of Saskatchewan 3.25% 9/24/2035 (d)	EUR	150,000	174,277
Province of Saskatchewan 3.3% 6/2/2048	CAD	150,000	89,195
Province of Saskatchewan 3.8% 6/2/2035	CAD	570,000	414,704
Province of Saskatchewan 3.9% 6/2/2033	CAD	70,000	52,278
Province of Saskatchewan 4.75% 6/1/2040	CAD	120,000	91,364
TOTAL CANADA			58,037,741
CHILE - 0.0%
Chilean Republic 1.25% 1/29/2040	EUR	114,000	94,116
Chilean Republic 1.875% 5/27/2030	EUR	100,000	111,938
TOTAL CHILE			206,054
CHINA - 0.1%
Peoples Republic of China 0.5% 11/12/2031 (d)	EUR	820,000	849,104
Peoples Republic of China 0.625% 11/25/2035 (d)	EUR	150,000	142,732
TOTAL CHINA			991,836
CYPRUS - 0.1%
Cyprus Government Bond 0.625% 1/21/2030 (d)	EUR	50,000	54,440
Cyprus Government Bond 1.25% 1/21/2040 (d)	EUR	130,000	113,435
Cyprus Government Bond 2.25% 4/16/2050 (d)	EUR	59,000	51,443
Cyprus Government Bond 2.375% 9/25/2028 (d)	EUR	584,000	686,767
TOTAL CYPRUS			906,085
DENMARK - 0.5%
Danish Kingdom 0% 11/15/2031	DKK	610,000	83,855
Danish Kingdom 0.25% 11/15/2052	DKK	2,571,000	196,493
Danish Kingdom 0.5% 11/15/2027	DKK	11,030,000	1,693,670
Danish Kingdom 0.5% 11/15/2029	DKK	16,594,000	2,453,261
Danish Kingdom 2.25% 11/15/2033	DKK	3,120,000	479,462
Danish Kingdom 2.25% 11/15/2035	DKK	4,640,000	698,601
Danish Kingdom 4.5% 11/15/2039	DKK	3,960,000	732,976
TOTAL DENMARK			6,338,318
ESTONIA - 0.0%
Estonia Government International Bond 0.125% 6/10/2030 (d)	EUR	380,000	393,987
FINLAND - 0.6%
Finnish Government 0% 9/15/2030 (d)(f)	EUR	740,000	770,324
Finnish Government 0.125% 4/15/2036 (d)(f)	EUR	452,000	386,482
Finnish Government 0.125% 4/15/2052 (d)(f)	EUR	294,000	135,167
Finnish Government 0.25% 9/15/2040 (d)(f)	EUR	433,000	318,252
Finnish Government 0.5% 4/15/2043 (d)(f)	EUR	1,243,000	873,321
Finnish Government 0.5% 9/15/2028 (d)(f)	EUR	1,080,000	1,210,299
Finnish Government 1.125% 4/15/2034 (d)(f)	EUR	166,000	168,101
Finnish Government 1.5% 9/15/2032 (d)(f)	EUR	1,180,000	1,273,282
Finnish Government 2.625% 7/4/2042 (d)(f)	EUR	20,000	20,672
Finnish Government 2.875% 4/15/2029 (d)(f)	EUR	440,000	524,882
Finnish Government 2.95% 4/15/2055 (d)(f)	EUR	110,000	108,210
Finnish Government 3% 9/15/2033 (d)(f)	EUR	200,000	235,558
Finnish Government 3% 9/15/2035 (d)(f)	EUR	390,000	452,095
TOTAL FINLAND			6,476,645
FRANCE - 8.7%
Action Logement Services 0.375% 10/5/2031 (d)	EUR	600,000	602,188
Action Logement Services 3.125% 9/28/2037 (d)	EUR	100,000	108,795
Agence France Locale-Societe Territoriale SA 3% 8/20/2032 (d)	EUR	200,000	230,821
Agence France Locale-Societe Territoriale SA 3.125% 3/20/2034 (d)	EUR	100,000	114,112
Caisse d'Amortissement de la Dette Sociale 0% 11/25/2030 (d)	EUR	900,000	920,562
Caisse d'Amortissement de la Dette Sociale 0% 2/25/2028 (d)	EUR	600,000	670,294
Caisse d'Amortissement de la Dette Sociale 0% 5/25/2031 (d)	EUR	300,000	301,427
Caisse d'Amortissement de la Dette Sociale 0.6% 11/25/2029 (d)	EUR	1,400,000	1,518,940
Caisse d'Amortissement de la Dette Sociale 1.75% 11/25/2027 (d)	EUR	500,000	581,147
Caisse d'Amortissement de la Dette Sociale 3% 11/25/2031 (d)	EUR	200,000	234,473
French Government 0% 11/25/2029 (d)(f)	EUR	1,147,000	1,218,456
French Government 0% 11/25/2030 (d)(f)	EUR	1,209,000	1,240,987
French Government 0% 11/25/2031 (d)(f)	EUR	1,617,000	1,599,253
French Government 0% 2/25/2027 (d)(f)	EUR	1,710,000	1,961,103
French Government 0% 5/25/2032 (d)(f)	EUR	2,183,000	2,116,788
French Government 0.5% 5/25/2029 (d)(f)	EUR	1,326,000	1,455,872
French Government 0.5% 5/25/2040 (d)(f)	EUR	3,197,000	2,346,046
French Government 0.5% 5/25/2072 (d)(f)	EUR	3,920,000	1,140,916
French Government 0.5% 6/25/2044 (d)(f)	EUR	690,000	434,786
French Government 0.75% 2/25/2028 (d)(f)	EUR	7,210,000	8,198,110
French Government 0.75% 5/25/2028 (d)(f)	EUR	473,000	535,270
French Government 0.75% 5/25/2052 (d)(f)	EUR	2,316,000	1,190,226
French Government 0.75% 5/25/2053 (d)(f)	EUR	2,348,000	1,167,879
French Government 1.25% 5/25/2034 (d)(f)	EUR	137,000	136,368
French Government 1.25% 5/25/2036 (d)(f)	EUR	1,858,000	1,739,939
French Government 1.25% 5/25/2038 (d)(f)	EUR	390,000	343,155
French Government 1.5% 5/25/2031 (d)(f)	EUR	1,913,000	2,094,808
French Government 1.5% 5/25/2050 (d)(f)	EUR	494,000	334,803
French Government 1.75% 5/25/2066 (d)(f)	EUR	1,813,000	1,040,618
French Government 1.75% 6/25/2039 (d)(f)	EUR	655,000	600,859
French Government 2% 11/25/2032 (d)(f)	EUR	7,240,000	7,916,811
French Government 2% 5/25/2048 (d)(f)	EUR	124,000	98,356
French Government 2.5% 5/25/2030 (d)(f)	EUR	840,000	978,967
French Government 2.5% 5/25/2043 (d)(f)	EUR	9,170,000	8,649,474
French Government 2.5% 9/24/2027 (d)(f)	EUR	3,440,000	4,060,678
French Government 2.7% 2/25/2031 (d)(f)	EUR	4,570,000	5,332,640
French Government 2.75% 2/25/2029 (d)(f)	EUR	12,510,000	14,811,153
French Government 2.75% 2/25/2030 (d)(f)	EUR	3,520,000	4,147,613
French Government 3% 11/25/2034 (d)(f)	EUR	3,680,000	4,185,609
French Government 3% 5/25/2033 (d)(f)	EUR	870,000	1,008,194
French Government 3% 5/25/2054 (d)(f)	EUR	610,000	552,093
French Government 3.2% 5/25/2035 (d)(f)	EUR	1,430,000	1,641,946
French Government 3.5% 11/25/2033 (d)(f)	EUR	2,300,000	2,742,369
French Government 3.5% 11/25/2035 (d)(f)	EUR	4,960,000	5,800,430
French Government 4% 4/25/2060 (d)(f)	EUR	490,000	525,479
French Government 4.75% 4/25/2035 (d)(f)	EUR	100,000	129,365
Societe Des Grands Projets EPIC 0% 11/25/2030 (d)	EUR	1,500,000	1,529,152
Societe Des Grands Projets EPIC 1.7% 5/25/2050 (d)	EUR	500,000	350,996
Ville de Paris 1.375% 11/20/2034 (d)	EUR	100,000	97,662
Ville de Paris 3.75% 5/25/2040 (d)	EUR	100,000	113,173
TOTAL FRANCE			100,851,161
GERMANY - 7.5%
Free State of Saxony 0.01% 12/17/2035 (d)	EUR	490,000	419,470
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH 0.01% 2/4/2031 (d)	EUR	50,000	51,006
German Federal Republic 0% 2/15/2032 (d)	EUR	228,000	229,658
German Federal Republic 0.25% 2/15/2029 (d)	EUR	6,000	6,635
German Federal Republic 0.5% 2/15/2028 (d)	EUR	7,000	7,957
German Federal Republic 1.7% 8/15/2032 (d)	EUR	7,400,000	8,230,627
German Federal Republic 1.8% 8/15/2053 (d)	EUR	390,000	323,536
German Federal Republic 2% 12/16/2027 (d)	EUR	5,040,000	5,909,089
German Federal Republic 2.2% 10/10/2030 (d)(h)	EUR	16,800,000	19,522,748
German Federal Republic 2.2% 3/11/2027 (d)	EUR	10,000	11,774
German Federal Republic 2.4% 10/19/2028 (d)	EUR	9,770,000	11,541,273
German Federal Republic 2.5% 7/4/2044 (d)	EUR	2,370,000	2,468,447
German Federal Republic 2.5% 8/15/2046 (d)(h)	EUR	9,020,000	9,229,642
German Federal Republic 2.5% 8/15/2054 (d)	EUR	2,680,000	2,596,103
German Federal Republic 2.6% 8/15/2035 (d)	EUR	13,020,000	14,976,552
German Federal Republic 2.9% 8/15/2056 (d)	EUR	1,950,000	2,043,812
German Federal Republic 3.25% 7/4/2042 (d)(g)	EUR	520,000	609,551
German Federal Republic 4% 1/4/2037 (d)	EUR	40,000	51,537
German Federal Republic 4.75% 7/4/2040 (d)	EUR	20,000	27,782
Land Berlin 0.125% 11/24/2045 (d)	EUR	270,000	158,154
Land Berlin 2.75% 2/14/2033	EUR	340,000	393,547
State of Brandenburg 0.05% 7/1/2031 (d)	EUR	110,000	111,425
State of Bremen 0.15% 10/24/2031	EUR	50,000	50,328
State of Bremen 0.4% 8/20/2049 (d)	EUR	29,000	15,527
State of Hesse 0.01% 6/18/2031 (d)	EUR	540,000	546,212
State of Hesse 0.125% 10/10/2031	EUR	210,000	211,549
State of Hesse 2.75% 1/10/2034 (d)	EUR	520,000	597,162
State of Lower Saxony 0.01% 1/10/2031 (d)	EUR	130,000	133,339
State of Lower Saxony 0.01% 11/25/2027 (d)	EUR	430,000	484,000
State of Lower Saxony 0.05% 3/9/2035 (d)	EUR	510,000	452,115
State of Lower Saxony 0.125% 1/9/2032 (d)	EUR	200,000	199,643
State of Lower Saxony 0.75% 3/21/2031	EUR	170,000	180,264
State of Lower Saxony 1.125% 9/12/2033 (d)	EUR	70,000	71,486
State of North Rhine-Westphalia Germany 0% 10/12/2035 (d)	EUR	80,000	68,900
State of North Rhine-Westphalia Germany 0.2% 1/27/2051 (d)	EUR	50,000	24,413
State of North Rhine-Westphalia Germany 0.2% 3/31/2027 (d)	EUR	1,513,000	1,736,189
State of North Rhine-Westphalia Germany 0.2% 4/9/2030 (d)	EUR	725,000	769,059
State of North Rhine-Westphalia Germany 0.5% 11/25/2039 (d)	EUR	72,000	57,206
State of North Rhine-Westphalia Germany 0.625% 7/21/2031 (d)	EUR	24,000	25,055
State of North Rhine-Westphalia Germany 0.8% 7/30/2049 (d)	EUR	434,000	271,095
State of North Rhine-Westphalia Germany 1.25% 5/12/2036 (d)	EUR	226,000	218,281
State of North Rhine-Westphalia Germany 1.375% 1/15/2120 (d)	EUR	70,000	30,598
State of North Rhine-Westphalia Germany 1.5% 6/12/2040 (d)	EUR	160,000	143,873
State of North Rhine-Westphalia Germany 1.55% 6/16/2048 (d)	EUR	178,000	138,574
State of North Rhine-Westphalia Germany 1.65% 2/22/2038 (d)	EUR	607,000	589,394
State of North Rhine-Westphalia Germany 1.95% 9/26/2078 (d)	EUR	270,000	178,380
State of North Rhine-Westphalia Germany 2% 6/15/2032 (d)	EUR	590,000	656,340
State of North Rhine-Westphalia Germany 2.15% 3/21/2119 (d)	EUR	70,000	45,186
State of North Rhine-Westphalia Germany 3% 3/20/2054 (d)	EUR	510,000	506,419
State of Rhineland-Palatinate 0.01% 1/21/2031 (d)	EUR	340,000	348,132
State of Rhineland-Palatinate 0.75% 2/23/2032	EUR	130,000	134,494
State of Saxony-Anhalt 3.15% 2/6/2054	EUR	50,000	50,586
State of Schleswig-Holstein Germany 0.05% 7/8/2031 (d)	EUR	410,000	414,289
State of Schleswig-Holstein Germany 2.875% 4/10/2035 (d)	EUR	230,000	264,116
TOTAL GERMANY			88,532,529
GREECE - 0.3%
Greek Government 1.875% 1/24/2052 (d)(f)	EUR	320,000	241,038
Greek Government 3.375% 6/15/2034 (d)(f)	EUR	200,000	235,903
Greek Government 3.9% 1/30/2033 (d)	EUR	1,280,000	1,572,725
Greek Government 4.2% 1/30/2042 (d)	EUR	880,000	1,075,095
TOTAL GREECE			3,124,761
HONG KONG - 0.0%
Hong Kong Government 1.59% 3/4/2036	HKD	1,050,000	116,352
HUNGARY - 0.0%
Hungary Government 1.625% 4/28/2032 (d)	EUR	246,000	252,297
Hungary Government 1.75% 10/10/2027 (d)	EUR	150,000	173,460
Hungary Government 1.75% 6/5/2035 (d)	EUR	130,000	122,266
TOTAL HUNGARY			548,023
INDONESIA - 0.0%
Indonesia Government 1.45% 9/18/2026	EUR	430,000	500,914
IRELAND - 0.4%
Republic of Ireland Treasury Bill 0% 10/18/2031 (d)	EUR	430,000	433,794
Republic of Ireland Treasury Bill 0.2% 10/18/2030 (d)	EUR	86,000	90,507
Republic of Ireland Treasury Bill 0.2% 5/15/2027 (d)	EUR	225,000	258,021
Republic of Ireland Treasury Bill 0.35% 10/18/2032 (d)	EUR	290,000	290,193
Republic of Ireland Treasury Bill 0.4% 5/15/2035 (d)	EUR	355,000	326,687
Republic of Ireland Treasury Bill 0.55% 4/22/2041 (d)	EUR	130,000	100,620
Republic of Ireland Treasury Bill 1.1% 5/15/2029 (d)	EUR	1,129,000	1,273,960
Republic of Ireland Treasury Bill 1.3% 5/15/2033 (d)	EUR	570,000	602,174
Republic of Ireland Treasury Bill 1.5% 5/15/2050 (d)	EUR	460,000	353,577
Republic of Ireland Treasury Bill 1.7% 5/15/2037 (d)	EUR	380,000	382,019
Republic of Ireland Treasury Bill 2% 2/18/2045 (d)	EUR	750,000	694,808
Republic of Ireland Treasury Bill 2.6% 10/18/2034 (d)	EUR	160,000	182,126
Republic of Ireland Treasury Bill 3.15% 10/18/2055 (d)	EUR	120,000	125,625
TOTAL IRELAND			5,114,111
ISRAEL - 0.0%
Israel Government 1.5% 1/16/2029 (d)	EUR	335,000	374,692
ITALY - 7.7%
Cassa Depositi e Prestiti SpA 1% 2/11/2030 (d)	EUR	100,000	108,718
Italian Republic 0.45% 2/15/2029 (d)	EUR	190,000	209,953
Italian Republic 0.5% 7/15/2028 (d)	EUR	1,040,000	1,167,453
Italian Republic 0.9% 4/1/2031 (d)	EUR	82,000	87,385
Italian Republic 0.95% 6/1/2032 (d)	EUR	1,241,000	1,284,433
Italian Republic 0.95% 8/1/2030 (d)	EUR	142,000	154,285
Italian Republic 0.95% 9/15/2027 (d)	EUR	1,948,000	2,244,259
Italian Republic 1.35% 4/1/2030 (d)	EUR	1,900,000	2,117,726
Italian Republic 1.45% 3/1/2036 (d)(f)	EUR	1,347,000	1,306,445
Italian Republic 1.5% 4/30/2045 (d)(f)	EUR	4,520,000	3,497,273
Italian Republic 1.65% 3/1/2032 (d)(f)	EUR	575,000	625,749
Italian Republic 1.8% 3/1/2041 (d)(f)	EUR	2,541,000	2,266,214
Italian Republic 2.05% 8/1/2027 (d)	EUR	213,000	249,986
Italian Republic 2.15% 3/1/2072 (d)(f)	EUR	2,770,000	1,924,073
Italian Republic 2.15% 9/1/2052 (d)(f)	EUR	172,000	134,417
Italian Republic 2.25% 9/1/2036 (d)(f)	EUR	639,000	665,490
Italian Republic 2.45% 9/1/2033 (d)(f)	EUR	897,000	1,002,164
Italian Republic 2.5% 12/1/2032 (d)	EUR	260,000	294,552
Italian Republic 2.55% 2/25/2027 (d)	EUR	1,820,000	2,148,557
Italian Republic 2.65% 12/1/2027 (d)	EUR	640,000	757,904
Italian Republic 2.65% 6/15/2028 (d)	EUR	6,030,000	7,132,590
Italian Republic 2.7% 10/1/2030 (d)(f)	EUR	1,300,000	1,523,330
Italian Republic 2.7% 3/1/2047 (d)(f)	EUR	116,000	108,981
Italian Republic 2.8% 12/1/2028 (d)	EUR	640,000	760,747
Italian Republic 2.8% 3/1/2067 (d)(f)	EUR	170,000	141,719
Italian Republic 2.8% 6/15/2029 (d)	EUR	1,740,000	2,063,589
Italian Republic 2.95% 7/1/2030 (d)	EUR	4,590,000	5,446,081
Italian Republic 2.95% 9/1/2038 (d)(f)	EUR	433,000	469,631
Italian Republic 3% 8/1/2029 (d)	EUR	1,708,000	2,039,659
Italian Republic 3.1% 3/1/2040 (d)(f)	EUR	1,208,000	1,307,348
Italian Republic 3.15% 11/15/2031 (d)(f)	EUR	1,190,000	1,413,446
Italian Republic 3.25% 11/15/2032 (d)(f)	EUR	980,000	1,161,025
Italian Republic 3.25% 7/15/2032 (d)(f)	EUR	5,450,000	6,477,215
Italian Republic 3.35% 3/1/2035 (d)(f)	EUR	1,808,000	2,121,259
Italian Republic 3.45% 3/1/2048 (d)(f)	EUR	1,000	1,055
Italian Republic 3.45% 7/15/2027 (d)	EUR	5,780,000	6,921,040
Italian Republic 3.45% 7/15/2031 (d)	EUR	1,450,000	1,752,665
Italian Republic 3.5% 2/15/2031 (d)(f)	EUR	330,000	400,149
Italian Republic 3.6% 10/1/2035 (d)	EUR	1,730,000	2,055,663
Italian Republic 3.65% 8/1/2035 (d)(f)	EUR	6,070,000	7,246,045
Italian Republic 3.7% 6/15/2030 (d)	EUR	1,220,000	1,492,384
Italian Republic 3.85% 12/15/2029 (d)	EUR	1,770,000	2,175,167
Italian Republic 3.85% 2/1/2035 (d)	EUR	970,000	1,181,104
Italian Republic 3.85% 7/1/2034 (d)	EUR	1,280,000	1,561,246
Italian Republic 3.85% 9/1/2049 (d)(f)	EUR	679,000	759,260
Italian Republic 4% 11/15/2030 (d)	EUR	2,510,000	3,111,841
Italian Republic 4.1% 2/1/2029 (d)	EUR	130,000	160,092
Italian Republic 4.15% 10/1/2039 (d)(f)	EUR	50,000	60,792
Italian Republic 4.2% 3/1/2034 (d)	EUR	590,000	739,056
Italian Republic 4.4% 5/1/2033 (d)	EUR	760,000	965,765
Italian Republic 4.45% 9/1/2043 (d)(f)	EUR	2,760,000	3,402,426
Italian Republic 4.5% 10/1/2053 (d)(f)	EUR	390,000	469,815
Italian Republic 5% 8/1/2034 (d)(f)	EUR	20,000	26,462
Italian Republic 5% 8/1/2039 (d)(f)	EUR	20,000	26,515
Italian Republic 6.5% 11/1/2027 (d)	EUR	50,000	63,249
TOTAL ITALY			88,985,447
JAPAN - 12.1%
Japan Government 0.005% 6/20/2027	JPY	230,000,000	1,446,516
Japan Government 0.1% 12/20/2027	JPY	439,850,000	2,752,039
Japan Government 0.1% 12/20/2029	JPY	277,200,000	1,678,508
Japan Government 0.1% 12/20/2030	JPY	83,550,000	496,590
Japan Government 0.1% 12/20/2031	JPY	453,900,000	2,643,394
Japan Government 0.1% 3/20/2027	JPY	4,100,000	25,908
Japan Government 0.1% 3/20/2028	JPY	53,650,000	334,593
Japan Government 0.1% 3/20/2029	JPY	183,300,000	1,125,369
Japan Government 0.1% 3/20/2030	JPY	15,400,000	92,817
Japan Government 0.1% 3/20/2031	JPY	407,600,000	2,411,148
Japan Government 0.1% 6/20/2027	JPY	406,450,000	2,559,722
Japan Government 0.1% 6/20/2028	JPY	780,800,000	4,853,282
Japan Government 0.1% 6/20/2028	JPY	302,750,000	1,881,731
Japan Government 0.1% 6/20/2030	JPY	393,950,000	2,363,197
Japan Government 0.1% 9/20/2027	JPY	510,700,000	3,205,405
Japan Government 0.1% 9/20/2027	JPY	177,000,000	1,110,939
Japan Government 0.1% 9/20/2028	JPY	994,000,000	6,155,705
Japan Government 0.1% 9/20/2030	JPY	362,600,000	2,164,836
Japan Government 0.2% 12/20/2027	JPY	169,000,000	1,059,476
Japan Government 0.2% 12/20/2028	JPY	46,550,000	287,915
Japan Government 0.2% 3/20/2032	JPY	68,000,000	396,361
Japan Government 0.2% 6/20/2032	JPY	227,950,000	1,321,423
Japan Government 0.2% 9/20/2032	JPY	1,110,350,000	6,401,809
Japan Government 0.3% 12/20/2039	JPY	900,000	4,260
Japan Government 0.3% 6/20/2039	JPY	144,250,000	694,571
Japan Government 0.3% 6/20/2046	JPY	17,900,000	67,747
Japan Government 0.3% 9/20/2039	JPY	56,150,000	268,071
Japan Government 0.4% 3/20/2036	JPY	192,500,000	1,038,731
Japan Government 0.4% 3/20/2040	JPY	51,800,000	247,082
Japan Government 0.4% 3/20/2050	JPY	35,400,000	119,098
Japan Government 0.4% 3/20/2056	JPY	333,750,000	955,142
Japan Government 0.4% 6/20/2040	JPY	10,450,000	49,444
Japan Government 0.4% 9/20/2040	JPY	73,150,000	343,185
Japan Government 0.4% 9/20/2049	JPY	5,450,000	18,719
Japan Government 0.5% 12/20/2038	JPY	15,550,000	78,340
Japan Government 0.5% 3/20/2033	JPY	20,850,000	121,533
Japan Government 0.5% 3/20/2049	JPY	10,450,000	37,672
Japan Government 0.5% 9/20/2036	JPY	93,750,000	504,978
Japan Government 0.6% 12/1/2026	JPY	609,050,000	3,878,417
Japan Government 0.6% 12/20/2033	JPY	301,400,000	1,744,114
Japan Government 0.6% 12/20/2037	JPY	6,700,000	35,275
Japan Government 0.6% 6/20/2037	JPY	136,750,000	729,898
Japan Government 0.6% 6/20/2050	JPY	27,350,000	96,792
Japan Government 0.7% 12/20/2048	JPY	10,800,000	41,543
Japan Government 0.7% 3/20/2037	JPY	22,050,000	119,908
Japan Government 0.7% 6/20/2048	JPY	13,100,000	51,253
Japan Government 0.7% 9/20/2038	JPY	863,100,000	4,500,970
Japan Government 0.8% 3/20/2034	JPY	190,550,000	1,115,613
Japan Government 0.8% 3/20/2042	JPY	149,000,000	714,884
Japan Government 0.8% 9/20/2033	JPY	83,150,000	491,166
Japan Government 0.8% 9/20/2047	JPY	10,200,000	41,916
Japan Government 0.9% 3/20/2057	JPY	184,150,000	629,242
Japan Government 0.9% 6/20/2042	JPY	345,000,000	1,673,858
Japan Government 0.9% 9/20/2034	JPY	598,400,000	3,501,389
Japan Government 0.9% 9/20/2048	JPY	249,150,000	1,017,484
Japan Government 1% 10/1/2027	JPY	172,950,000	1,101,938
Japan Government 1% 12/20/2035	JPY	647,550,000	3,740,031
Japan Government 1% 3/20/2052	JPY	170,000,000	639,323
Japan Government 1.1% 3/20/2043	JPY	45,600,000	225,068
Japan Government 1.1% 6/20/2030	JPY	725,150,000	4,548,113
Japan Government 1.1% 6/20/2034	JPY	27,100,000	161,969
Japan Government 1.1% 6/20/2043	JPY	110,150,000	539,942
Japan Government 1.1% 9/20/2042	JPY	219,650,000	1,096,301
Japan Government 1.2% 12/20/2034	JPY	163,750,000	979,531
Japan Government 1.2% 3/20/2035	JPY	19,650,000	117,106
Japan Government 1.2% 6/20/2053	JPY	19,800,000	77,387
Japan Government 1.3% 12/20/2043	JPY	398,750,000	2,002,558
Japan Government 1.3% 3/20/2063	JPY	47,600,000	167,697
Japan Government 1.3% 6/20/2052	JPY	232,000,000	945,359
Japan Government 1.3% 9/20/2030	JPY	220,300,000	1,390,995
Japan Government 1.4% 12/20/2042	JPY	193,650,000	1,010,976
Japan Government 1.4% 12/20/2045	JPY	232,050,000	1,137,303
Japan Government 1.4% 3/20/2035	JPY	138,300,000	838,700
Japan Government 1.4% 3/20/2053	JPY	110,700,000	458,772
Japan Government 1.4% 3/20/2055	JPY	5,500,000	22,379
Japan Government 1.4% 9/20/2052	JPY	52,050,000	217,099
Japan Government 1.5% 6/20/2035	JPY	1,986,450,000	12,117,802
Japan Government 1.5% 9/20/2043	JPY	51,950,000	271,414
Japan Government 1.6% 12/20/2052	JPY	170,150,000	745,677
Japan Government 1.6% 12/20/2053	JPY	171,100,000	741,976
Japan Government 1.6% 3/20/2033	JPY	4,300,000	27,110
Japan Government 1.6% 3/20/2044	JPY	163,650,000	860,249
Japan Government 1.6% 6/20/2030	JPY	4,600,000	29,484
Japan Government 1.7% 9/20/2035	JPY	662,000,000	4,099,929
Japan Government 1.8% 9/20/2044	JPY	438,650,000	2,364,717
Japan Government 1.8% 9/20/2053	JPY	32,000,000	146,366
Japan Government 1.9% 3/20/2053	JPY	42,450,000	199,862
Japan Government 1.9% 6/20/2044	JPY	66,600,000	366,462
Japan Government 2% 12/20/2044	JPY	184,950,000	1,027,344
Japan Government 2% 3/20/2042	JPY	110,000,000	639,368
Japan Government 2.1% 9/20/2054	JPY	106,900,000	523,403
Japan Government 2.2% 3/20/2064	JPY	454,450,000	2,109,955
Japan Government 2.2% 6/20/2054	JPY	19,550,000	98,084
Japan Government 2.3% 12/20/2054	JPY	64,800,000	332,183
Japan Government 2.3% 5/20/2032	JPY	1,000,000	6,613
Japan Government 2.4% 3/20/2045	JPY	107,500,000	635,262
Japan Government 2.4% 3/20/2055	JPY	62,950,000	330,074
Japan Government 2.5% 6/20/2045	JPY	1,681,250,000	10,066,785
Japan Government 2.7% 9/20/2045	JPY	443,200,000	2,728,804
Japan Government 3.1% 3/20/2065	JPY	1,252,850,000	7,332,100
TOTAL JAPAN			140,920,548
LATVIA - 0.1%
Republic of Latvia 1.125% 5/30/2028 (d)	EUR	330,000	374,630
Republic of Latvia 1.375% 5/16/2036 (d)	EUR	470,000	437,816
TOTAL LATVIA			812,446
LITHUANIA - 0.1%
Lithuania Government 0.5% 6/19/2029 (d)	EUR	982,000	1,071,244
Lithuania Government 2.1% 5/26/2047 (d)	EUR	230,000	183,901
Lithuania Government 2.125% 10/22/2035 (d)	EUR	57,000	58,558
Lithuania Government 2.875% 1/28/2030 (d)	EUR	130,000	153,082
Lithuania Government 3.875% 6/14/2033 (d)	EUR	90,000	109,144
TOTAL LITHUANIA			1,575,929
LUXEMBOURG - 0.1%
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (d)	EUR	230,000	234,728
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (d)	EUR	210,000	204,100
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (d)	EUR	1,040,000	1,180,189
TOTAL LUXEMBOURG			1,619,017
MEXICO - 0.0%
United Mexican States 1.125% 1/17/2030	EUR	100,000	106,532
United Mexican States 2.125% 10/25/2051	EUR	100,000	63,608
United Mexican States 2.25% 8/12/2036	EUR	130,000	122,209
United Mexican States 2.875% 4/8/2039	EUR	185,000	171,484
TOTAL MEXICO			463,833
MULTI-NATIONAL - 2.8%
European Financial Stability Facility 0% 10/13/2027 (d)	EUR	85,000	96,080
European Financial Stability Facility 0.05% 1/18/2052 (d)	EUR	225,000	100,849
European Financial Stability Facility 0.05% 10/17/2029 (d)	EUR	23,000	24,626
European Financial Stability Facility 0.625% 10/16/2026 (d)	EUR	466,000	541,714
European Financial Stability Facility 0.7% 1/20/2050 (d)	EUR	176,000	105,687
European Financial Stability Facility 0.75% 5/3/2027 (d)	EUR	43,000	49,629
European Financial Stability Facility 0.875% 4/10/2035 (d)	EUR	610,000	584,586
European Financial Stability Facility 1.25% 5/24/2033 (d)	EUR	1,849,000	1,922,697
European Financial Stability Facility 1.45% 9/5/2040 (d)	EUR	1,125,000	1,000,409
European Financial Stability Facility 2.875% 2/13/2034 (d)	EUR	1,400,000	1,622,032
European Financial Stability Facility 3.375% 8/30/2038 (d)	EUR	50,000	58,394
European Stability Mechanism Treasury Bill 0.01% 3/4/2030 (d)	EUR	35,000	37,178
European Stability Mechanism Treasury Bill 0.5% 3/5/2029 (d)	EUR	2,229,000	2,475,865
European Stability Mechanism Treasury Bill 0.75% 3/15/2027 (d)	EUR	184,000	212,973
European Stability Mechanism Treasury Bill 0.75% 9/5/2028 (d)	EUR	48,000	54,196
European Stability Mechanism Treasury Bill 0.875% 7/18/2042 (d)	EUR	266,000	211,953
European Stability Mechanism Treasury Bill 1.125% 5/3/2032 (d)	EUR	47,000	50,290
European Stability Mechanism Treasury Bill 1.2% 5/23/2033 (d)	EUR	37,000	38,770
European Stability Mechanism Treasury Bill 1.625% 11/17/2036 (d)	EUR	218,000	221,459
European Stability Mechanism Treasury Bill 1.85% 12/1/2055 (d)	EUR	186,000	142,954
European Stability Mechanism Treasury Bill 2.125% 11/17/2028 (d)	EUR	2,440,000	2,852,798
European Union 0% 10/4/2030 (d)	EUR	2,889,000	3,010,749
European Union 0% 7/4/2035 (d)	EUR	3,297,000	2,867,028
European Union 0.1% 10/4/2040 (d)	EUR	946,000	671,835
European Union 0.25% 4/22/2036 (d)	EUR	380,000	328,930
European Union 0.3% 11/4/2050 (d)	EUR	982,000	504,649
European Union 0.45% 5/2/2046 (d)	EUR	170,000	104,449
European Union 0.45% 7/4/2041 (d)	EUR	162,000	119,215
European Union 0.7% 7/6/2051 (d)	EUR	1,070,000	614,209
European Union 0.875% 3/11/2037 (d)	EUR	100,000	90,258
European Union 1.125% 4/4/2036 (d)	EUR	94,000	90,023
European Union 1.25% 2/4/2043 (d)	EUR	172,000	139,872
European Union 1.25% 4/4/2033 (d)	EUR	1,418,000	1,474,187
European Union 1.875% 5/25/2037 (d)	EUR	5,000,000	5,028,852
European Union 2% 10/4/2027 (d)	EUR	860,000	1,007,661
European Union 2.5% 10/4/2052 (d)	EUR	380,000	336,471
European Union 3% 3/4/2053 (d)	EUR	1,120,000	1,096,551
European Union 3.375% 10/5/2054 (d)	EUR	660,000	686,745
European Union 3.75% 10/12/2045 (d)	EUR	550,000	637,502
European Union 4% 10/12/2055 (d)	EUR	1,870,000	2,167,374
TOTAL MULTI-NATIONAL			33,381,699
NETHERLANDS - 1.5%
Dutch Government 0% 1/15/2052 (d)(f)	EUR	285,000	134,104
Dutch Government 0% 7/15/2030 (d)(f)	EUR	3,028,000	3,182,190
Dutch Government 0.25% 7/15/2029 (d)(f)	EUR	1,336,000	1,458,338
Dutch Government 0.5% 1/15/2040 (d)(f)	EUR	1,722,000	1,392,841
Dutch Government 0.5% 7/15/2032 (d)(f)	EUR	501,000	511,918
Dutch Government 0.75% 7/15/2027 (d)(f)	EUR	1,666,000	1,919,449
Dutch Government 0.75% 7/15/2028 (d)(f)	EUR	2,860,000	3,240,638
Dutch Government 2% 1/15/2054 (d)(f)	EUR	580,000	491,632
Dutch Government 2.5% 1/15/2033 (d)(f)	EUR	80,000	92,626
Dutch Government 2.5% 7/15/2033 (d)(f)	EUR	540,000	621,955
Dutch Government 2.5% 7/15/2034 (d)(f)	EUR	190,000	216,965
Dutch Government 2.5% 7/15/2035 (d)(f)	EUR	1,160,000	1,311,185
Dutch Government 2.75% 1/15/2047 (d)(f)	EUR	1,140,000	1,194,735
Dutch Government 3.25% 1/15/2044 (d)(f)	EUR	710,000	815,535
Dutch Government 3.5% 1/15/2056 (d)(f)	EUR	610,000	704,821
Dutch Government 3.75% 1/15/2042 (d)(f)	EUR	530,000	652,412
Dutch Government 4% 1/15/2037 (d)(f)	EUR	30,000	38,189
TOTAL NETHERLANDS			17,979,533
NEW ZEALAND - 0.5%
New Zealand Government 0.25% 5/15/2028	NZD	3,850,000	2,071,863
New Zealand Government 1.5% 5/15/2031	NZD	2,032,000	1,034,963
New Zealand Government 1.75% 5/15/2041	NZD	962,000	366,640
New Zealand Government 2% 5/15/2032	NZD	380,000	193,696
New Zealand Government 2.75% 4/15/2037 (d)	NZD	410,000	197,368
New Zealand Government 4.5% 5/15/2030	NZD	390,000	231,882
New Zealand Government 4.5% 5/15/2035	NZD	1,870,000	1,084,167
New Zealand Government 5% 5/15/2054	NZD	290,000	162,879
New Zealand Local Government Funding Agency Bond 5.1% 11/28/2030	AUD	50,000	33,486
TOTAL NEW ZEALAND			5,376,944
NORWAY - 0.2%
Kingdom of Norway 1.375% 8/19/2030 (d)(f)	NOK	5,110,000	453,310
Kingdom of Norway 2.125% 5/18/2032 (d)(f)	NOK	6,630,000	589,156
Kingdom of Norway 3% 8/15/2033 (d)(f)	NOK	2,060,000	190,279
Kingdom of Norway 3.5% 10/6/2042 (d)(f)	NOK	2,430,000	222,485
Kingdom of Norway 3.75% 6/12/2035 (d)(f)	NOK	5,300,000	509,219
TOTAL NORWAY			1,964,449
POLAND - 0.1%
Bank Gospodarstwa Krajowego 4% 3/13/2032 (d)	EUR	330,000	401,917
Republic of Poland 1% 3/7/2029 (d)	EUR	309,000	345,823
Republic of Poland 2% 3/8/2049 (d)	EUR	17,000	13,388
Republic of Poland 3.875% 2/14/2033 (d)	EUR	220,000	267,678
Republic of Poland 4.125% 1/11/2044 (d)	EUR	100,000	114,413
TOTAL POLAND			1,143,219
PORTUGAL - 0.6%
Portugal Obrigacoes do Tesouro 0.475% 10/18/2030 (d)(f)	EUR	1,028,000	1,099,550
Portugal Obrigacoes do Tesouro 0.7% 10/15/2027 (d)(f)	EUR	350,000	401,536
Portugal Obrigacoes do Tesouro 0.9% 10/12/2035 (d)(f)	EUR	734,000	698,465
Portugal Obrigacoes do Tesouro 1% 4/12/2052 (d)(f)	EUR	220,000	136,462
Portugal Obrigacoes do Tesouro 1.65% 7/16/2032 (d)(f)	EUR	253,000	277,441
Portugal Obrigacoes do Tesouro 1.95% 6/15/2029 (d)(f)	EUR	458,000	532,558
Portugal Obrigacoes do Tesouro 2.25% 4/18/2034 (d)(f)	EUR	260,000	288,828
Portugal Obrigacoes do Tesouro 2.875% 10/20/2034 (d)(f)	EUR	390,000	451,760
Portugal Obrigacoes do Tesouro 3% 6/15/2035 (d)(f)	EUR	890,000	1,033,697
Portugal Obrigacoes do Tesouro 3.625% 6/12/2054 (d)(f)	EUR	270,000	296,645
Portugal Obrigacoes do Tesouro 3.875% 2/15/2030 (d)(f)	EUR	760,000	944,516
Portugal Obrigacoes do Tesouro 4.1% 2/15/2045 (d)(f)	EUR	730,000	898,163
Republic of Portugal 2.125% 10/17/2028 (d)(f)	EUR	250,000	293,597
TOTAL PORTUGAL			7,353,218
ROMANIA - 0.1%
Romanian Republic 1.375% 12/2/2029 (d)	EUR	567,000	610,266
Romanian Republic 2.125% 3/7/2028 (d)	EUR	470,000	542,800
Romanian Republic 2.875% 4/13/2042 (d)	EUR	60,000	46,397
Romanian Republic 2.875% 5/26/2028 (d)	EUR	32,000	37,300
Romanian Republic 3.375% 1/28/2050 (d)	EUR	54,000	40,635
TOTAL ROMANIA			1,277,398
RUSSIA - 0.0%
Ministry of Finance of the Russian Federation 7.6% (i)(j)	RUB	4,237,000	0
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2% 7/9/2039 (d)	EUR	163,000	150,900
SINGAPORE - 0.5%
Republic of Singapore 1.625% 7/1/2031	SGD	520,000	398,570
Republic of Singapore 1.875% 10/1/2051	SGD	330,000	241,956
Republic of Singapore 2.25% 8/1/2036	SGD	768,000	598,877
Republic of Singapore 2.375% 7/1/2039	SGD	325,000	256,360
Republic of Singapore 2.625% 5/1/2028	SGD	1,016,000	809,697
Republic of Singapore 2.625% 8/1/2032	SGD	1,220,000	986,213
Republic of Singapore 2.75% 3/1/2035	SGD	140,000	115,077
Republic of Singapore 2.75% 3/1/2046	SGD	310,000	262,878
Republic of Singapore 2.75% 4/1/2042	SGD	260,000	216,618
Republic of Singapore 2.875% 9/1/2027	SGD	690,000	548,940
Republic of Singapore 2.875% 9/1/2030	SGD	650,000	528,713
Republic of Singapore 3% 8/1/2072 (d)	SGD	770,000	702,739
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	700,000	567,780
TOTAL SINGAPORE			6,234,418
SLOVAKIA - 0.3%
Slovakia Treasury Bill 0.125% 6/17/2027 (d)	EUR	288,000	328,504
Slovakia Treasury Bill 0.375% 4/21/2036 (d)	EUR	400,000	339,016
Slovakia Treasury Bill 0.75% 4/9/2030 (d)	EUR	600,000	650,386
Slovakia Treasury Bill 1% 10/13/2051 (d)	EUR	160,000	93,052
Slovakia Treasury Bill 1% 10/9/2030 (d)	EUR	110,000	119,480
Slovakia Treasury Bill 1% 5/14/2032 (d)	EUR	120,000	124,286
Slovakia Treasury Bill 1.625% 1/21/2031 (d)	EUR	348,000	386,425
Slovakia Treasury Bill 1.875% 3/9/2037 (d)	EUR	515,000	504,382
Slovakia Treasury Bill 2.25% 6/12/2068 (d)	EUR	240,000	157,871
Slovakia Treasury Bill 3.75% 3/6/2034 (d)	EUR	180,000	216,930
Slovakia Treasury Bill 4% 2/23/2043 (d)	EUR	150,000	172,754
TOTAL SLOVAKIA			3,093,086
SLOVENIA - 0.1%
Slovenia Ministry of Finance Treasury Bill 0.125% 7/1/2031 (d)	EUR	288,000	296,138
Slovenia Ministry of Finance Treasury Bill 0.6875% 3/3/2081 (d)	EUR	550,000	177,471
Slovenia Ministry of Finance Treasury Bill 1.1875% 3/14/2029 (d)	EUR	560,000	637,760
Slovenia Ministry of Finance Treasury Bill 1.75% 11/3/2040 (d)	EUR	89,000	83,105
Slovenia Ministry of Finance Treasury Bill 2.25% 3/3/2032 (d)	EUR	230,000	262,684
Slovenia Ministry of Finance Treasury Bill 3.625% 3/11/2033 (d)	EUR	110,000	135,314
TOTAL SLOVENIA			1,592,472
SPAIN - 5.0%
Autonomous Community of Madrid Spain 0.827% 7/30/2027 (d)	EUR	50,000	57,513
Autonomous Community of Madrid Spain 1.571% 4/30/2029 (d)	EUR	606,000	691,607
Basque Government 1.45% 4/30/2028 (d)	EUR	370,000	426,476
Junta de Andalucia 0.5% 4/30/2031 (d)	EUR	180,000	186,465
Junta de Andalucia 3.25% 10/31/2033 (d)	EUR	160,000	188,351
Spanish Kingdom 0% 1/31/2028	EUR	1,320,000	1,483,477
Spanish Kingdom 0.1% 4/30/2031 (d)(f)	EUR	1,410,000	1,446,340
Spanish Kingdom 0.5% 10/31/2031 (d)(f)	EUR	976,000	1,008,851
Spanish Kingdom 0.5% 4/30/2030 (d)(f)	EUR	143,000	154,085
Spanish Kingdom 0.6% 10/31/2029 (d)(f)	EUR	574,000	628,870
Spanish Kingdom 0.7% 4/30/2032 (d)(f)	EUR	140,000	144,382
Spanish Kingdom 0.8% 7/30/2027 (d)(f)	EUR	1,203,000	1,385,247
Spanish Kingdom 0.85% 7/30/2037 (d)(f)	EUR	1,098,000	970,990
Spanish Kingdom 1% 10/31/2050 (d)(f)	EUR	1,856,000	1,163,015
Spanish Kingdom 1% 7/30/2042 (d)(f)	EUR	111,000	86,398
Spanish Kingdom 1.2% 10/31/2040 (d)(f)	EUR	2,179,000	1,841,141
Spanish Kingdom 1.25% 10/31/2030 (d)(f)	EUR	1,676,000	1,847,872
Spanish Kingdom 1.4% 4/30/2028 (d)(f)	EUR	100,000	115,414
Spanish Kingdom 1.45% 10/31/2027 (d)(f)	EUR	100,000	116,120
Spanish Kingdom 1.45% 10/31/2071 (d)(f)	EUR	1,890,000	999,471
Spanish Kingdom 1.45% 4/30/2029 (d)(f)	EUR	2,176,000	2,481,768
Spanish Kingdom 1.85% 7/30/2035 (d)(f)	EUR	480,000	500,398
Spanish Kingdom 1.9% 10/31/2052 (d)(f)	EUR	960,000	736,484
Spanish Kingdom 1.95% 7/30/2030 (d)(f)	EUR	26,000	29,733
Spanish Kingdom 2.35% 7/30/2033 (d)(f)	EUR	292,000	328,096
Spanish Kingdom 2.4% 5/31/2028	EUR	50,000	58,941
Spanish Kingdom 2.5% 5/31/2027	EUR	5,260,000	6,210,730
Spanish Kingdom 2.55% 10/31/2032 (d)(f)	EUR	2,490,000	2,861,871
Spanish Kingdom 2.7% 1/31/2030	EUR	5,210,000	6,158,365
Spanish Kingdom 2.7% 10/31/2048 (d)(f)	EUR	189,000	181,348
Spanish Kingdom 3% 1/31/2033	EUR	1,410,000	1,660,532
Spanish Kingdom 3.1% 7/30/2031	EUR	1,100,000	1,315,760
Spanish Kingdom 3.15% 4/30/2033 (d)(f)	EUR	510,000	605,703
Spanish Kingdom 3.15% 4/30/2035 (d)(f)	EUR	530,000	618,662
Spanish Kingdom 3.2% 10/31/2035 (d)(f)	EUR	3,640,000	4,249,752
Spanish Kingdom 3.25% 4/30/2034 (d)(f)	EUR	1,110,000	1,315,760
Spanish Kingdom 3.45% 10/31/2034 (d)(f)	EUR	1,460,000	1,750,751
Spanish Kingdom 3.45% 7/30/2043 (d)(f)	EUR	5,250,000	5,875,352
Spanish Kingdom 3.5% 5/31/2029	EUR	2,220,000	2,699,485
Spanish Kingdom 3.55% 10/31/2033 (d)(f)	EUR	1,630,000	1,980,560
Spanish Kingdom 5.15% 10/31/2028 (d)(f)	EUR	1,660,000	2,100,655
TOTAL SPAIN			58,662,791
SWEDEN - 0.5%
Sweden Kingdom 0.125% 5/12/2031 (d)	SEK	14,830,000	1,427,684
Sweden Kingdom 0.5% 11/24/2045 (d)	SEK	1,040,000	71,029
Sweden Kingdom 0.75% 11/12/2029 (d)	SEK	11,950,000	1,226,139
Sweden Kingdom 0.75% 5/12/2028 (d)	SEK	16,670,000	1,755,097
Sweden Kingdom 1.375% 6/23/2071 (d)	SEK	580,000	35,077
Sweden Kingdom 1.75% 11/11/2033 (d)	SEK	2,500,000	254,880
Sweden Kingdom 2.25% 6/1/2032 (d)	SEK	5,270,000	563,807
Sweden Kingdom 2.5% 10/15/2036 (d)	SEK	4,460,000	469,529
Sweden Kingdom 3.5% 3/30/2039 (d)	SEK	760,000	87,683
TOTAL SWEDEN			5,890,925
SWITZERLAND - 1.0%
Swiss Confederation 0% 6/22/2029 (d)	CHF	1,602,000	2,021,491
Swiss Confederation 0% 6/26/2034 (d)	CHF	974,000	1,202,748
Swiss Confederation 0% 7/24/2039 (d)	CHF	273,000	324,962
Swiss Confederation 0.25% 6/23/2035 (d)	CHF	2,110,000	2,653,358
Swiss Confederation 0.5% 5/24/2055 (d)	CHF	350,000	440,361
Swiss Confederation 0.5% 6/28/2045 (d)	CHF	600,000	756,020
Swiss Confederation 1.25% 6/28/2043 (d)	CHF	260,000	369,061
Swiss Confederation 1.5% 4/30/2042 (d)	CHF	200,000	291,742
Swiss Confederation 2% 6/25/2064 (d)	CHF	170,000	340,421
Swiss Confederation 3.25% 6/27/2027 (d)	CHF	2,020,000	2,675,395
Swiss Confederation 3.5% 4/8/2033 (d)	CHF	365,000	569,388
TOTAL SWITZERLAND			11,644,947
UNITED KINGDOM - 5.7%
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (d)	GBP	447,000	511,611
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (d)	GBP	500,000	611,593
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (d)	GBP	85,000	42,253
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (d)	GBP	1,562,000	1,480,624
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (d)	GBP	615,000	390,684
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (d)	GBP	14,280,000	6,185,078
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (d)	GBP	4,399,076	3,546,983
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (d)	GBP	42,000	54,561
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (d)	GBP	1,370,000	819,185
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2047 (d)	GBP	195,000	138,859
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2054 (d)	GBP	359,000	227,115
United Kingdom of Great Britain and Northern Ireland 1.75% 1/22/2049 (d)	GBP	742,000	543,311
United Kingdom of Great Britain and Northern Ireland 1.75% 7/22/2057 (d)	GBP	1,294,000	820,367
United Kingdom of Great Britain and Northern Ireland 1.75% 9/7/2037 (d)	GBP	7,000	6,972
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (d)	GBP	400,000	422,432
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (d)	GBP	1,860,000	2,355,058
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (d)	GBP	8,230,000	8,930,349
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (d)	GBP	1,670,000	1,767,457
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (d)	GBP	170,000	184,588
United Kingdom of Great Britain and Northern Ireland 4.125% 3/7/2031 (d)	GBP	410,000	554,455
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (d)	GBP	1,630,000	2,216,687
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2040 (d)	GBP	19,000	23,814
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2055 (d)	GBP	30,000	34,734
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (d)	GBP	3,250,000	4,328,171
United Kingdom of Great Britain and Northern Ireland 4.25% 9/7/2039 (d)	GBP	13,000	16,501
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (d)	GBP	7,930,000	10,870,212
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (d)	GBP	550,000	698,108
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (d)	GBP	11,450,000	15,459,865
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (d)	GBP	1,880,000	2,577,523
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (d)	GBP	560,000	768,089
TOTAL UNITED KINGDOM			66,587,239
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $846,559,425)			800,136,190

Non-Convertible Corporate Bonds - 30.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NBN Co Ltd 4.125% 3/15/2029 (d)	EUR	530,000	646,871
Telstra Group Ltd 1.375% 3/26/2029 (d)	EUR	370,000	415,958
Telstra Group Ltd 4.9% 3/8/2028	AUD	220,000	147,447
TOTAL COMMUNICATION SERVICES			1,210,276
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Woolworths Group Ltd 5.91% 11/29/2034 (d)	AUD	150,000	100,740
Financials - 0.5%
Banks - 0.4%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(d)	GBP	140,000	188,685
Australia & New Zealand Banking Group Ltd 5.35% 11/4/2027	AUD	300,000	202,996
Australia & New Zealand Banking Group Ltd 5.906% 8/12/2032 (c)	AUD	620,000	419,716
Australia & New Zealand Banking Group Ltd 6.124% 7/25/2039 (c)	AUD	160,000	107,633
Commonwealth Bank of Australia 0.125% 10/15/2029 (d)	EUR	120,000	128,617
Commonwealth Bank of Australia 2.907% 11/11/2030 (d)	EUR	290,000	342,776
Commonwealth Bank of Australia 4.266% 6/4/2034 (c)	EUR	180,000	217,905
Commonwealth Bank of Australia 4.4% 8/18/2027	AUD	260,000	173,206
Commonwealth Bank of Australia 5.252% 9/12/2035 (c)(d)	AUD	180,000	119,062
Commonwealth Bank of Australia 6.86% 11/9/2032 (c)(d)	AUD	540,000	371,332
National Australia Bank Ltd 2.125% 5/24/2028 (d)	EUR	160,000	186,025
National Australia Bank Ltd 2.347% 8/30/2029 (d)	EUR	130,000	151,345
National Australia Bank Ltd 4.95% 5/10/2027	AUD	530,000	355,881
National Australia Bank Ltd 5.774% 7/30/2040 (c)(d)	AUD	100,000	65,715
National Australia Bank Ltd 6.163% 3/9/2033 (c)(d)	AUD	420,000	285,932
Westpac Banking Corp 2.4% 1/25/2027	AUD	500,000	326,949
Westpac Banking Corp 4.6% 2/16/2026	AUD	300,000	200,323
Westpac Banking Corp 5.754% 4/3/2034 (c)(d)	AUD	400,000	270,546
Westpac Banking Corp 5.815% 6/4/2040 (c)(d)	AUD	90,000	59,287
Westpac Banking Corp 7.199% 11/15/2038 (c)	AUD	100,000	72,226
			4,246,157
Capital Markets - 0.0%
Macquarie Group Ltd 0.943% 1/19/2029 (d)	EUR	120,000	132,907
Financial Services - 0.1%
Amcor UK Finance PLC 1.125% 6/23/2027	EUR	1,384,000	1,592,987
Australian Capital Territory 2.5% 10/22/2032 (d)	AUD	440,000	251,920
Australian Capital Territory 5.25% 10/23/2036 (d)	AUD	110,000	71,292
			1,916,199
TOTAL FINANCIALS			6,295,263
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (d)	EUR	310,000	356,506
Sydney Airport Finance Co Pty Ltd 5.9% 4/19/2034 (d)	AUD	160,000	107,689
Transurban Finance Co Pty Ltd 3% 4/8/2030 (d)	EUR	190,000	223,293
Transurban Finance Co Pty Ltd 3.713% 3/12/2032 (d)	EUR	100,000	119,392
Transurban Finance Co Pty Ltd 4.225% 4/26/2033 (d)	EUR	100,000	122,055
TOTAL INDUSTRIALS			928,935
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance Ltd 3.18% 9/4/2031 (d)	EUR	200,000	233,486
Glencore Capital Finance DAC 0.75% 3/1/2029 (d)	EUR	240,000	263,618
Glencore Finance Canada Ltd 4.045% 10/10/2032	CAD	150,000	108,019
TOTAL MATERIALS			605,123
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 1.625% 3/11/2081 (c)(d)	EUR	100,000	115,655
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	190,000	130,581
			246,236
Gas Utilities - 0.0%
APA Infrastructure Ltd 2% 7/15/2030 (d)	EUR	110,000	122,859
TOTAL UTILITIES			369,095
TOTAL AUSTRALIA			9,509,432
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG 2.375% 4/9/2032 (d)	EUR	76,000	86,193
Financials - 0.2%
Banks - 0.2%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.01% 11/19/2035 (d)	EUR	100,000	83,556
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/2031 (d)	EUR	300,000	303,406
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 3% 5/17/2027 (d)	EUR	100,000	118,597
Erste Group Bank AG 0.01% 9/11/2029 (d)	EUR	400,000	426,939
Erste Group Bank AG 0.25% 9/14/2029 (d)	EUR	400,000	425,968
Erste Group Bank AG 3% 4/20/2032 (d)	EUR	300,000	353,364
Erste Group Bank AG 4% 1/15/2035 (c)(d)	EUR	100,000	118,978
Raiffeisen Bank International AG 4.75% 1/26/2027 (c)(d)	EUR	200,000	235,344
Raiffeisen Bank International AG 6% 9/15/2028 (c)(d)	EUR	300,000	370,276
Raiffeisenlandesbank Niederoesterreich-Wien AG 2.375% 8/31/2032 (d)	EUR	100,000	112,247
TOTAL FINANCIALS			2,548,675
Industrials - 0.1%
Construction & Engineering - 0.1%
Autobahnen- und Schnell- strassen-Finanzierungs AG 0.1% 7/16/2035 (d)	EUR	710,000	619,692
TOTAL AUSTRIA			3,254,560
BELGIUM - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Communaute Francaise de Belgique 0.25% 1/23/2030	EUR	300,000	316,715
Communaute Francaise de Belgique 1.625% 5/3/2032 (d)	EUR	100,000	106,799
TOTAL CONSUMER DISCRETIONARY			423,514
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Finance Inc 4.32% 5/15/2047	CAD	110,000	72,327
Anheuser-Busch InBev SA/NV 1.5% 4/18/2030 (d)	EUR	49,000	54,599
Anheuser-Busch InBev SA/NV 2% 3/17/2028 (d)	EUR	23,000	26,665
Anheuser-Busch InBev SA/NV 2.85% 5/25/2037 (d)	GBP	200,000	216,706
Anheuser-Busch InBev SA/NV 3.7% 4/2/2040 (d)	EUR	331,000	370,448
Anheuser-Busch InBev SA/NV 3.95% 3/22/2044 (d)	EUR	130,000	144,918
			885,663
Food Products - 0.0%
Barry Callebaut Services NV 4% 6/14/2029 (d)	EUR	100,000	120,105
TOTAL CONSUMER STAPLES			1,005,768
Financials - 0.1%
Banks - 0.1%
Belfius Bank SA 5.25% 4/19/2033 (c)(d)	EUR	200,000	245,593
Dexia SA 1% 10/18/2027 (d)	EUR	100,000	114,738
KBC Group NV 0.125% 1/14/2029 (c)(d)	EUR	200,000	223,408
KBC Group NV 0.625% 12/7/2031 (c)(d)	EUR	300,000	347,081
KBC Group NV 3.375% 11/24/2033 (c)(d)	EUR	100,000	115,856
KBC Group NV 4.375% 4/19/2030 (c)(d)	EUR	200,000	245,003
KBC Group NV 4.75% 4/17/2035 (c)(d)	EUR	100,000	123,054
TOTAL FINANCIALS			1,414,733
Utilities - 0.1%
Electric Utilities - 0.1%
Elia Transmission Belgium SA 0.875% 4/28/2030 (d)	EUR	100,000	107,435
FLUVIUS System Operator CV 0.25% 6/14/2028 (d)	EUR	500,000	553,766
FLUVIUS System Operator CV 3.875% 5/9/2033 (d)	EUR	100,000	119,623
TOTAL UTILITIES			780,824
TOTAL BELGIUM			3,624,839
CANADA - 3.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bell Canada 4.45% 2/27/2047 (d)	CAD	29,000	19,078
Bell Canada 5.15% 8/24/2034	CAD	590,000	451,866
TELUS Corp 2.05% 10/7/2030	CAD	740,000	506,302
TELUS Corp 5.95% 9/8/2053	CAD	170,000	135,132
			1,112,378
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 12/9/2030	CAD	968,000	683,027
Rogers Communications Inc 5.9% 9/21/2033	CAD	350,000	280,269
			963,296
TOTAL COMMUNICATION SERVICES			2,075,674
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 3.647% 5/12/2031 (d)	EUR	130,000	155,144
Loblaw Cos Ltd 3.564% 12/12/2029	CAD	200,000	146,426
TOTAL CONSUMER STAPLES			301,570
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Pipelines Inc 4.13% 8/9/2046	CAD	406,000	256,262
Inter Pipeline Ltd/AB 4.232% 6/1/2027	CAD	1,253,683	923,337
Keyera Corp 3.959% 5/29/2030	CAD	761,000	558,584
North West Redwater Partnership / NWR Financing Co Ltd 4.35% 1/10/2039	CAD	591,000	415,907
Pembina Pipeline Corp 4.74% 1/21/2047	CAD	402,000	273,518
Suncor Energy Inc 3.95% 3/4/2051	CAD	50,000	29,931
Transcanada Pipelines Ltd Residual Strip 3% 9/18/2029 (d)	CAD	30,000	21,570
Transcanada Pipelines Ltd Residual Strip 4.18% 7/3/2048 (d)	CAD	33,000	20,863
Transcanada Pipelines Ltd Residual Strip 4.35% 6/6/2046	CAD	456,000	297,561
TOTAL ENERGY			2,797,533
Financials - 2.2%
Banks - 1.6%
Bank of Montreal 3.19% 3/1/2028	CAD	585,000	427,223
Bank of Montreal 3.75% 7/10/2030 (c)(d)	EUR	190,000	227,960
Bank of Montreal 5.039% 5/29/2028	CAD	320,000	242,845
Bank of Montreal 6.034% 9/7/2033 (c)	CAD	60,000	46,508
Bank of Nova Scotia/The 0.01% 1/14/2027 (d)	EUR	500,000	574,557
Bank of Nova Scotia/The 0.25% 11/1/2028 (d)	EUR	140,000	153,327
Bank of Nova Scotia/The 2.516% 6/18/2029 (d)	EUR	270,000	316,060
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	85,000	61,969
Bank of Nova Scotia/The 3.934% 5/3/2032 (c)	CAD	860,000	633,140
Bank of Nova Scotia/The 4.442% 11/15/2035 (c)	CAD	260,000	193,334
Bank of Nova Scotia/The 5.679% 8/2/2033 (c)	CAD	160,000	122,812
Canadian Imperial Bank of Commerce 0.01% 4/30/2029 (d)	EUR	3,019,000	3,255,628
Canadian Imperial Bank of Commerce 2.25% 1/7/2027	CAD	930,000	674,294
Canadian Imperial Bank of Commerce 3.807% 7/9/2029 (d)	EUR	190,000	229,345
Canadian Imperial Bank of Commerce 4.9% 4/2/2027 (c)	CAD	840,000	615,190
Canadian Imperial Bank of Commerce 5.33% 1/20/2033 (c)	CAD	240,000	181,658
Federation des Caisses Desjardins du Quebec 4.123% 8/25/2032	CAD	190,000	139,948
Federation des Caisses Desjardins du Quebec 5.279% 5/15/2034 (c)	CAD	50,000	38,221
Federation des Caisses Desjardins du Quebec 5.467% 11/17/2028	CAD	80,000	61,692
National Bank of Canada 2.237% 11/4/2026	CAD	360,000	261,238
National Bank of Canada 4.968% 12/7/2026	CAD	400,000	297,323
National Bank of Canada 5.426% 8/16/2032 (c)	CAD	240,000	180,966
Royal Bank of Canada 0.01% 1/27/2031 (d)	EUR	120,000	122,092
Royal Bank of Canada 2.125% 4/26/2029 (d)	EUR	110,000	126,219
Royal Bank of Canada 2.14% 11/3/2031 (c)	CAD	2,730,000	1,975,750
Royal Bank of Canada 4.464% 10/17/2035 (c)	CAD	180,000	134,219
Royal Bank of Canada 4.612% 7/26/2027	CAD	530,000	395,886
Royal Bank of Canada 4.632% 5/1/2028	CAD	880,000	662,685
Royal Bank of Canada 5.01% 2/1/2033 (c)	CAD	250,000	188,257
Toronto Dominion Bank 2.26% 1/7/2027	CAD	4,540,000	3,292,335
Toronto Dominion Bank 2.776% 9/3/2027 (d)	EUR	840,000	994,005
Toronto Dominion Bank 2.973% 9/9/2032 (d)	EUR	310,000	362,729
Toronto Dominion Bank 3.06% 1/26/2032 (c)(d)	CAD	340,000	247,898
Toronto Dominion Bank 3.631% 12/13/2029 (d)	EUR	520,000	623,822
Toronto Dominion Bank 4.002% 10/31/2030 (c)	CAD	210,000	155,783
Toronto Dominion Bank 4.423% 10/31/2035 (c)	CAD	100,000	74,188
Toronto Dominion Bank 4.68% 1/8/2029	CAD	350,000	265,261
Toronto Dominion Bank 5.177% 4/9/2034 (c)(d)	CAD	270,000	205,942
			18,762,309
Capital Markets - 0.4%
Brookfield Corp 3.8% 3/16/2027	CAD	260,000	191,024
CPPIB Capital Inc 0.25% 4/6/2027 (d)	EUR	300,000	344,242
CPPIB Capital Inc 1.25% 12/7/2027 (d)	GBP	544,000	698,062
CPPIB Capital Inc 3% 6/15/2028 (d)	CAD	1,310,000	958,962
CPPIB Capital Inc 3.25% 8/27/2035 (d)	EUR	340,000	395,625
CPPIB Capital Inc 4.2% 5/2/2028 (d)	AUD	90,000	59,765
CPPIB Capital Inc 4.4% 1/15/2029 (d)	AUD	1,010,000	671,968
IGM Financial Inc 3.44% 1/26/2027	CAD	1,090,000	797,768
IGM Financial Inc 4.206% 3/21/2050 (d)	CAD	50,000	32,253
Ontario Teachers' Finance Trust 0.95% 11/24/2051 (d)	EUR	110,000	63,455
PSP Capital Inc 1.5% 3/15/2028 (d)	CAD	340,000	241,075
			4,454,199
Consumer Finance - 0.0%
Toyota Credit Canada Inc 3.65% 8/19/2030	CAD	340,000	248,761
Insurance - 0.2%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (d)	EUR	380,000	443,271
Fairfax Financial Holdings Ltd 4.7% 12/16/2026	CAD	704,000	519,166
Great-West Lifeco Inc 5.998% 11/16/2039	CAD	50,000	40,500
Intact Financial Corp 4.653% 5/16/2034 (c)	CAD	260,000	196,390
Manulife Financial Corp 5.409% 3/10/2033 (c)	CAD	310,000	235,652
Sun Life Financial Inc 2.06% 10/1/2035 (c)	CAD	200,000	136,627
Sun Life Financial Inc 2.58% 5/10/2032 (c)(d)	CAD	50,000	36,174
Sun Life Financial Inc 2.8% 11/21/2033 (c)	CAD	480,000	344,106
			1,951,886
TOTAL FINANCIALS			25,417,155
Industrials - 0.1%
Electrical Equipment - 0.0%
Brookfield Renewable Partners ULC 5.84% 11/5/2036	CAD	80,000	63,982
Ground Transportation - 0.0%
Canadian National Railway Co 3.6% 8/1/2047	CAD	229,000	138,873
Canadian Pacific Railway Co 6.45% 11/17/2039	CAD	90,000	76,045
			214,918
Transportation Infrastructure - 0.1%
407 International Inc 2.84% 3/7/2050	CAD	73,000	38,058
407 International Inc 3.65% 9/8/2044 (d)	CAD	295,000	184,832
Greater Toronto Airports Authority 2.75% 10/17/2039	CAD	516,000	306,739
			529,629
TOTAL INDUSTRIALS			808,529
Real Estate - 0.1%
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust 3.113% 4/8/2027	CAD	110,000	79,905
Retail REITs - 0.1%
Choice Properties Real Estate Investment Trust 2.848% 5/21/2027	CAD	200,000	145,487
Choice Properties Real Estate Investment Trust 4.178% 3/8/2028	CAD	128,000	94,972
Choice Properties Real Estate Investment Trust 5.03% 2/28/2031	CAD	60,000	45,900
RioCan Real Estate Investment Trust 2.361% 3/10/2027	CAD	440,000	318,169
SmartCentres Real Estate Investment Trust 2.307% 12/18/2028	CAD	100,000	70,402
			674,930
TOTAL REAL ESTATE			754,835
Utilities - 0.3%
Electric Utilities - 0.3%
AltaLink LP 3.717% 12/3/2046	CAD	338,000	213,357
Brookfield Infrastructure Finance ULC 5.98% 2/14/2033	CAD	90,000	72,133
Bruce Power LP 4.7% 12/21/2027	CAD	410,000	307,217
FortisAlberta Inc 2.632% 6/8/2051	CAD	50,000	24,118
Hydro One Inc 1.69% 1/16/2031	CAD	417,000	283,727
Hydro One Inc 3.02% 4/5/2029	CAD	30,000	21,796
Hydro One Inc 4.46% 1/27/2053	CAD	230,000	157,955
Hydro One Inc 5% 10/19/2046	CAD	280,000	209,528
Hydro One Inc 5.36% 5/20/2036	CAD	50,000	39,638
Hydro-Quebec 2.1% 2/15/2060	CAD	70,000	28,784
Hydro-Quebec 4% 2/15/2055	CAD	220,000	142,296
Hydro-Quebec 4% 2/15/2063	CAD	1,050,000	673,373
Hydro-Quebec 5% 2/15/2050	CAD	370,000	280,855
Nova Scotia Power Inc 5.67% 11/14/2035	CAD	90,000	71,146
Ontario Power Generation Inc 3.215% 4/8/2030	CAD	100,000	72,155
Ontario Power Generation Inc 3.838% 6/22/2048	CAD	120,000	73,868
Ontario Power Generation Inc 4.248% 1/18/2049	CAD	50,000	32,694
Toronto Hydro Corp 2.43% 12/11/2029	CAD	80,000	56,960
			2,761,600
Gas Utilities - 0.0%
Enbridge Gas Inc 3.65% 4/1/2050	CAD	290,000	173,973
FortisBC Energy Inc 2.82% 8/9/2049	CAD	70,000	36,411
			210,384
Independent Power and Renewable Electricity Producers - 0.0%
Capital Power Corp 5.378% 1/25/2027	CAD	240,000	179,240
Multi-Utilities - 0.0%
CU Inc 3.548% 11/22/2047	CAD	280,000	169,137
EPCOR Utilities Inc 3.554% 11/27/2047	CAD	571,000	344,627
			513,764
TOTAL UTILITIES			3,664,988
TOTAL CANADA			35,820,284
CHINA - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
State Grid Overseas Investment BVI Ltd 0.797% 8/5/2026 (d)	EUR	160,000	186,349
CZECH REPUBLIC - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS 0.875% 12/2/2026 (d)	EUR	210,000	243,093
DENMARK - 0.4%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.5% 2/28/2035 (d)	EUR	160,000	184,330
Financials - 0.3%
Banks - 0.2%
Danske Bank A/S 0.75% 6/9/2029 (c)(d)	EUR	270,000	302,196
Danske Bank A/S 3.375% 12/2/2033 (c)(d)	EUR	100,000	115,793
Danske Bank A/S 4% 1/12/2027 (c)(d)	EUR	210,000	246,980
Danske Bank A/S 4.5% 11/9/2028 (c)(d)	EUR	110,000	133,468
Danske Bank A/S 4.625% 4/13/2027 (c)(d)	GBP	100,000	135,001
Danske Bank A/S 4.625% 5/14/2034 (c)(d)	EUR	100,000	121,984
Jyske Bank A/S 0.25% 2/17/2028 (c)(d)	EUR	100,000	114,681
Jyske Bank A/S 2.875% 5/5/2029 (c)(d)	EUR	200,000	235,412
Nykredit Realkredit A/S 0.75% 1/20/2027	EUR	550,000	635,276
Nykredit Realkredit A/S 3.5% 1/12/2033 (d)	EUR	120,000	139,107
			2,179,898
Financial Services - 0.1%
Kommunekredit 0% 11/17/2029	EUR	240,000	255,149
Kommunekredit 0% 8/27/2030 (d)	EUR	130,000	134,879
Kommunekredit 0.125% 9/26/2040 (d)	EUR	100,000	70,796
Kommunekredit 2.375% 9/15/2032 (d)	EUR	370,000	420,505
			881,329
TOTAL FINANCIALS			3,061,227
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.375% 5/21/2034 (d)	EUR	240,000	280,235
Novo Nordisk Finance Netherlands BV 4% 11/20/2045 (d)	EUR	130,000	147,421
TOTAL HEALTH CARE			427,656
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.375% 11/6/2032 (d)	EUR	200,000	234,764
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS 2.125% 5/17/2027 (d)	GBP	104,000	135,761
Orsted AS 2.5% 5/16/2033 (d)	GBP	104,000	114,777
Orsted AS 5.125% 9/13/2034 (d)	GBP	290,000	373,492
TOTAL UTILITIES			624,030
TOTAL DENMARK			4,532,007
FINLAND - 0.4%
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp 0.5% 3/19/2031 (d)	EUR	120,000	123,989
Nordea Bank Abp 0.625% 8/18/2031 (c)(d)	EUR	220,000	256,437
Nordea Bank Abp 2.5% 5/23/2029 (d)	EUR	244,000	284,148
Nordea Bank Abp 2.75% 5/2/2030 (d)	EUR	260,000	303,226
Nordea Kiinnitysluottopankki Oyj 2.5% 9/14/2032 (d)	EUR	110,000	125,882
Nordea Kiinnitysluottopankki Oyj 3% 8/28/2035 (d)	EUR	900,000	1,037,853
OP Mortgage Bank 0.01% 11/19/2030 (d)	EUR	180,000	185,016
OP Mortgage Bank 0.05% 4/21/2028 (d)	EUR	550,000	612,395
OP Mortgage Bank 2.625% 7/9/2030 (d)	EUR	100,000	116,960
			3,045,906
Capital Markets - 0.0%
Finnvera Oyj 2.875% 8/30/2029 (d)	EUR	200,000	236,431
Financial Services - 0.1%
Kuntarahoitus Oyj 0.25% 2/25/2032 (d)	EUR	140,000	140,243
Kuntarahoitus Oyj 2.75% 2/2/2034 (d)	EUR	330,000	376,836
Kuntarahoitus Oyj 5.125% 7/22/2027 (d)	GBP	120,000	164,693
OP Corporate Bank plc 0.1% 11/16/2027 (d)	EUR	130,000	146,298
OP Corporate Bank plc 1.375% 9/4/2026 (d)	GBP	160,000	211,973
			1,040,043
TOTAL FINLAND			4,322,380
FRANCE - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Ile-de-France Mobilites 0.4% 5/28/2031 (d)	EUR	300,000	305,857
Ile-de-France Mobilites 0.95% 2/16/2032 (d)	EUR	300,000	308,543
Ile-de-France Mobilites 3.7% 6/14/2038 (d)	EUR	100,000	113,793
Orange SA 0.75% 6/29/2034 (d)	EUR	600,000	560,569
Orange SA 3.25% 1/15/2032 (d)	GBP	200,000	249,324
Orange SA 3.5% 11/13/2034 (d)	EUR	100,000	115,804
Orange SA 4.125% 11/13/2045 (d)	EUR	200,000	226,227
Orange SA 8.125% 1/28/2033	EUR	70,000	106,439
			1,986,556
Media - 0.0%
Publicis Groupe SA 2.875% 6/12/2029 (d)	EUR	200,000	234,393
TOTAL COMMUNICATION SERVICES			2,220,949
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA 0.25% 11/2/2032 (d)	EUR	200,000	192,045
Automobiles - 0.0%
RCI Banque SA 1.625% 5/26/2026 (d)	EUR	37,000	43,317
RCI Banque SA 4.125% 4/4/2031 (d)	EUR	110,000	132,453
RCI Banque SA 4.875% 10/2/2029 (d)	EUR	270,000	335,141
			510,911
Hotels, Restaurants & Leisure - 0.0%
Accor SA 3.875% 3/11/2031 (d)	EUR	100,000	120,135
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA 3.625% 3/11/2036 (d)	EUR	200,000	228,490
Kering SA 5% 11/23/2032 (d)	GBP	100,000	135,269
LVMH Moet Hennessy Louis Vuitton SE 0.375% 2/11/2031 (d)	EUR	500,000	519,197
			882,956
TOTAL CONSUMER DISCRETIONARY			1,706,047
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA 3.25% 2/4/2033 (d)	EUR	100,000	115,314
Pernod Ricard SA 3.625% 5/7/2034 (d)	EUR	200,000	234,072
			349,386
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA 3.75% 10/10/2030 (d)	EUR	200,000	241,280
Food Products - 0.0%
Danone SA 3.071% 9/7/2032 (d)	EUR	200,000	232,309
TOTAL CONSUMER STAPLES			822,975
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 1.491% 4/8/2027 (d)	EUR	100,000	116,191
TotalEnergies Capital International SA 3.852% 3/3/2045 (d)	EUR	300,000	323,057
TOTAL ENERGY			439,248
Financials - 3.2%
Banks - 2.4%
Agence Francaise de Developpement EPIC 0.125% 9/29/2031 (d)	EUR	200,000	196,812
Arkea Public Sector SCF SA 0.875% 3/31/2028 (d)	EUR	200,000	226,561
Arkea Public Sector SCF SA 3.004% 1/27/2032 (d)	EUR	200,000	233,992
Banque Federative du Credit Mutuel SA 0.625% 11/19/2027 (d)	EUR	100,000	113,196
Banque Federative du Credit Mutuel SA 0.75% 1/17/2030 (d)	EUR	200,000	213,851
Banque Federative du Credit Mutuel SA 0.875% 12/7/2027 (d)	GBP	600,000	760,095
Banque Federative du Credit Mutuel SA 1% 7/16/2026 (d)	GBP	100,000	132,736
Banque Federative du Credit Mutuel SA 1.125% 1/19/2032 (d)	EUR	100,000	102,047
Banque Federative du Credit Mutuel SA 1.125% 11/19/2031 (d)	EUR	300,000	305,706
Banque Federative du Credit Mutuel SA 1.25% 5/26/2027 (d)	EUR	100,000	115,527
Banque Federative du Credit Mutuel SA 1.25% 6/3/2030 (d)	EUR	300,000	323,309
Banque Federative du Credit Mutuel SA 2.5% 5/25/2028 (d)	EUR	300,000	348,940
Banque Federative du Credit Mutuel SA 2.625% 11/6/2029 (d)	EUR	100,000	115,395
Banque Federative du Credit Mutuel SA 3.75% 5/14/2036 (c)(d)	EUR	100,000	116,467
Banque Federative du Credit Mutuel SA 3.875% 6/16/2032 (c)(d)	EUR	200,000	237,827
Banque Federative du Credit Mutuel SA 4% 1/26/2033 (d)	EUR	100,000	119,598
Banque Federative du Credit Mutuel SA 4.375% 5/2/2030 (d)	EUR	100,000	122,491
Banque Federative du Credit Mutuel SA 4.75% 11/10/2031 (d)	EUR	500,000	623,335
BNP Paribas SA 0.5% 1/19/2030 (c)(d)	EUR	300,000	326,795
BNP Paribas SA 0.5% 2/19/2028 (c)(d)	EUR	400,000	459,102
BNP Paribas SA 0.625% 12/3/2032 (d)	EUR	100,000	96,550
BNP Paribas SA 0.875% 7/11/2030 (c)(d)	EUR	100,000	108,583
BNP Paribas SA 1.25% 7/13/2031 (d)	GBP	100,000	111,477
BNP Paribas SA 1.625% 7/2/2031 (d)	EUR	100,000	106,450
BNP Paribas SA 1.875% 12/14/2027 (d)	GBP	200,000	257,062
BNP Paribas SA 2% 5/24/2031 (c)(d)	GBP	200,000	266,890
BNP Paribas SA 2% 9/13/2036 (d)	GBP	100,000	97,878
BNP Paribas SA 2.5% 3/31/2032 (c)(d)	EUR	100,000	116,790
BNP Paribas SA 2.538% 7/13/2029 (c)	CAD	1,200,000	853,967
BNP Paribas SA 2.75% 7/25/2028 (c)(d)	EUR	1,200,000	1,411,235
BNP Paribas SA 3.375% 1/23/2026 (d)	GBP	550,000	741,009
BNP Paribas SA 4.159% 8/28/2034 (c)(d)	EUR	200,000	239,020
BNP Paribas SA 4.75% 11/13/2032 (c)(d)	EUR	300,000	373,636
BPCE SA 0.25% 1/14/2031 (d)	EUR	200,000	203,033
BPCE SA 0.5% 9/15/2027 (c)(d)	EUR	600,000	695,715
BPCE SA 0.75% 3/3/2031 (d)	EUR	200,000	206,083
BPCE SA 1% 1/14/2032 (d)	EUR	200,000	202,824
BPCE SA 1.375% 12/23/2026 (d)	GBP	100,000	131,674
BPCE SA 1.625% 1/31/2028 (d)	EUR	100,000	114,986
BPCE SA 2.25% 3/2/2032 (c)(d)	EUR	100,000	116,624
BPCE SA 2.5% 11/30/2032 (c)(d)	GBP	100,000	129,194
BPCE SA 3.625% 10/1/2033 (c)(d)	EUR	100,000	116,361
BPCE SA 3.875% 2/26/2036 (c)(d)	EUR	100,000	116,463
BPCE SA 4% 1/20/2034 (c)(d)	EUR	100,000	118,881
BPCE SA 4.125% 3/8/2033 (c)(d)	EUR	200,000	240,771
BPCE SA 4.625% 3/2/2030 (c)(d)	EUR	200,000	245,956
BPCE SA 5.125% 1/25/2035 (c)(d)	EUR	100,000	123,471
BPCE SA 5.75% 6/1/2033 (c)(d)	EUR	300,000	373,187
Caisse des Depots et Consignations 3% 5/25/2029 (d)	EUR	500,000	594,038
Carrefour Banque SA 4.079% 5/5/2027 (d)	EUR	100,000	119,301
Cie de Financement Foncier SA 0.01% 10/29/2035 (d)	EUR	700,000	581,785
Cie de Financement Foncier SA 0.01% 4/16/2029 (d)	EUR	1,000,000	1,078,728
Credit Agricole Home Loan SFH SA 0.05% 12/6/2029 (d)	EUR	200,000	211,892
Credit Agricole Home Loan SFH SA 1.5% 9/28/2038 (d)	EUR	300,000	273,570
Credit Agricole Home Loan SFH SA 3% 12/11/2032 (d)	EUR	200,000	232,637
Credit Agricole Home Loan SFH SA 3% 7/9/2032 (d)	EUR	700,000	817,742
Credit Agricole SA 0.375% 4/20/2028 (d)	EUR	100,000	111,526
Credit Agricole SA 0.5% 9/21/2029 (c)(d)	EUR	100,000	110,333
Credit Agricole SA 1.125% 7/12/2032 (d)	EUR	400,000	406,308
Credit Agricole SA 1.874% 12/9/2031 (c)(d)	GBP	200,000	263,257
Credit Agricole SA 2.625% 3/17/2027 (d)	EUR	107,000	125,806
Credit Agricole SA 3.75% 1/23/2031 (c)(d)	EUR	300,000	359,703
Credit Agricole SA 3.875% 11/28/2034 (d)	EUR	100,000	119,086
Credit Agricole SA 4% 1/18/2033 (d)	EUR	100,000	121,272
Credit Agricole SA 4.875% 10/23/2029 (d)	GBP	100,000	136,451
Credit Agricole SA 5.5% 7/31/2032 (c)(d)	GBP	500,000	692,458
Credit Agricole SA 5.5% 8/28/2033 (c)(d)	EUR	200,000	248,465
Credit Agricole SA 5.75% 11/29/2027 (c)(d)	GBP	500,000	683,817
Credit Mutuel Arkea SA 0.375% 10/3/2028 (d)	EUR	300,000	330,589
Credit Mutuel Arkea SA 0.875% 10/25/2031 (d)	EUR	200,000	203,498
Credit Mutuel Arkea SA 3.307% 5/6/2032 (d)	EUR	100,000	116,822
HSBC Continental Europe SA 0.1% 9/3/2027 (d)	EUR	200,000	225,976
HSBC Continental Europe SA 1.375% 9/4/2028 (d)	EUR	700,000	796,813
La Banque Postale Home Loan SFH SA 2.75% 6/12/2032 (d)	EUR	400,000	462,192
La Banque Postale SA 0.75% 8/2/2032 (c)(d)	EUR	100,000	113,937
La Banque Postale SA 1% 2/9/2028 (c)(d)	EUR	400,000	461,868
La Banque Postale SA 3.5% 6/13/2030 (d)	EUR	200,000	239,314
La Banque Postale SA 5.625% 9/21/2028 (c)(d)	GBP	100,000	137,087
SFIL SA 0.05% 6/4/2029 (d)	EUR	400,000	429,526
SFIL SA 0.25% 12/1/2031 (d)	EUR	200,000	198,218
SFIL SA 3.125% 9/17/2029 (d)	EUR	100,000	118,740
Societe Generale SA 0.875% 9/22/2028 (c)(d)	EUR	500,000	570,178
Societe Generale SA 0.875% 9/24/2029 (d)	EUR	100,000	108,273
Societe Generale SA 1.125% 6/30/2031 (c)(d)	EUR	200,000	232,839
Societe Generale SA 1.25% 12/7/2027 (d)	GBP	300,000	382,268
Societe Generale SA 1.25% 6/12/2030 (d)	EUR	200,000	215,563
Societe Generale SA 1.75% 3/22/2029 (d)	EUR	200,000	225,782
Societe Generale SA 3.875% 11/20/2035 (c)(d)	EUR	100,000	117,247
Societe Generale SA 4.25% 11/16/2032 (d)	EUR	100,000	123,557
Societe Generale SA 4.25% 12/6/2030 (c)(d)	EUR	200,000	243,147
Societe Generale SA 5.25% 9/6/2032 (c)(d)	EUR	200,000	243,518
Societe Generale SA 5.637% 9/9/2032 (c)(d)	GBP	200,000	275,676
			26,970,355
Capital Markets - 0.1%
Bpifrance SACA 0.05% 9/26/2029 (d)	EUR	600,000	637,193
Bpifrance SACA 0.25% 3/29/2030 (d)	EUR	100,000	105,277
Bpifrance SACA 2.125% 11/29/2027 (d)	EUR	200,000	233,761
Bpifrance SACA 3.125% 7/1/2033 (d)	EUR	500,000	576,915
			1,553,146
Financial Services - 0.6%
Arkea Home Loans SFH SA 3.072% 2/7/2034 (d)	EUR	100,000	115,314
Arkea Home Loans SFH SA 3.25% 8/1/2033 (d)	EUR	100,000	117,128
BPCE SFH SA 0.01% 10/16/2028 (d)	EUR	500,000	548,131
BPCE SFH SA 3.25% 6/26/2035 (d)	EUR	200,000	230,715
BPCE SFH SA 3.375% 6/27/2033 (d)	EUR	400,000	474,086
Caisse de Refinancement de l'Habitat SA 0.01% 10/8/2029 (d)	EUR	600,000	637,256
Caisse de Refinancement de l'Habitat SA 2.75% 4/12/2028 (d)	EUR	100,000	118,190
Caisse de Refinancement de l'Habitat SA 2.875% 3/25/2031 (d)	EUR	300,000	351,244
Caisse de Refinancement de l'Habitat SA 3% 4/25/2033 (d)	EUR	100,000	115,635
Caisse de Refinancement de l'Habitat SA 3.125% 6/3/2036 (d)	EUR	100,000	112,741
Caisse Francaise de Financement Local SA 0.125% 2/15/2036 (d)	EUR	900,000	750,491
Caisse Francaise de Financement Local SA 0.125% 6/30/2031 (d)	EUR	1,200,000	1,203,216
Caisse Francaise de Financement Local SA 1.5% 6/28/2038 (d)	EUR	100,000	91,063
Edenred SE 3.625% 6/13/2031 (d)	EUR	100,000	118,159
UNEDIC ASSEO 0% 11/25/2028 (d)	EUR	200,000	218,718
UNEDIC ASSEO 0.25% 11/25/2029 (d)	EUR	600,000	641,860
UNEDIC ASSEO 0.25% 7/16/2035 (d)	EUR	400,000	347,817
UNEDIC ASSEO 0.875% 5/25/2028 (d)	EUR	400,000	453,166
UNEDIC ASSEO 1.25% 10/21/2027 (d)	EUR	100,000	115,321
UNEDIC ASSEO 1.5% 4/20/2032 (d)	EUR	100,000	106,910
UNEDIC ASSEO 1.75% 11/25/2032 (d)	EUR	500,000	536,303
			7,403,464
Insurance - 0.1%
AXA SA 1.875% 7/10/2042 (c)(d)	EUR	253,000	266,050
AXA SA 3.375% 7/6/2047 (c)(d)	EUR	100,000	118,045
CNP Assurances SA 1.25% 1/27/2029 (d)	EUR	300,000	333,179
CNP Assurances SA 2.5% 6/30/2051 (c)(d)	EUR	100,000	111,008
Credit Agricole Assurances SA 1.5% 10/6/2031 (d)	EUR	100,000	105,027
Credit Agricole Assurances SA 2% 7/17/2030 (d)	EUR	200,000	220,778
Credit Agricole Assurances SA 5.875% 10/25/2033 (d)	EUR	100,000	131,773
La Mondiale SAM 0.75% 4/20/2026 (d)	EUR	100,000	116,745
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal 0.625% 6/21/2027 (d)	EUR	200,000	227,414
			1,630,019
TOTAL FINANCIALS			37,556,984
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA 0.5% 6/5/2028 (d)	EUR	600,000	672,625
Industrials - 0.7%
Aerospace & Defense - 0.0%
Airbus SE 2.375% 6/9/2040 (d)	EUR	166,000	162,164
Building Products - 0.0%
Cie de Saint-Gobain SA 3.375% 4/8/2030 (d)	EUR	200,000	238,176
Cie de Saint-Gobain SA 3.625% 4/8/2034 (d)	EUR	100,000	117,606
Cie de Saint-Gobain SA 3.875% 11/29/2030 (d)	EUR	200,000	243,081
			598,863
Construction & Engineering - 0.1%
Bouygues SA 0.5% 2/11/2030 (d)	EUR	100,000	106,535
Bouygues SA 2.25% 6/29/2029 (d)	EUR	500,000	577,943
Bouygues SA 4.625% 6/7/2032 (d)	EUR	100,000	125,472
			809,950
Electrical Equipment - 0.0%
Legrand SA 0.375% 10/6/2031 (d)	EUR	200,000	202,307
Ground Transportation - 0.4%
Ayvens SA 4% 7/5/2027 (d)	EUR	200,000	240,092
SNCF Reseau 0.75% 5/25/2036 (d)	EUR	300,000	260,073
SNCF Reseau 0.875% 1/22/2029 (d)	EUR	1,000,000	1,111,862
SNCF Reseau 1.125% 5/19/2027 (d)	EUR	1,100,000	1,269,812
Societe Nationale SNCF SACA 0.625% 4/17/2030 (d)	EUR	500,000	534,234
Societe Nationale SNCF SACA 3.125% 11/2/2027 (d)	EUR	500,000	595,273
Societe Nationale SNCF SACA 3.125% 5/25/2034 (d)	EUR	300,000	341,464
			4,352,810
Transportation Infrastructure - 0.2%
Aeroports de Paris SA 1% 1/5/2029 (d)	EUR	600,000	669,486
Aeroports de Paris SA 2.125% 10/2/2026 (d)	EUR	200,000	234,741
APRR SA 1.875% 1/6/2031 (d)	EUR	200,000	221,405
Autoroutes du Sud de la France SA 2.75% 9/2/2032 (d)	EUR	300,000	338,895
La Poste SA 1.375% 4/21/2032 (d)	EUR	400,000	419,554
			1,884,081
TOTAL INDUSTRIALS			8,010,175
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE 1.125% 6/23/2030 (d)	EUR	100,000	107,897
Capgemini SE 2% 4/15/2029 (d)	EUR	500,000	571,950
TOTAL INFORMATION TECHNOLOGY			679,847
Materials - 0.0%
Chemicals - 0.0%
Arkema SA 0.75% 12/3/2029 (d)	EUR	100,000	108,205
Arkema SA 3.5% 9/9/2033 (d)	EUR	100,000	115,483
TOTAL MATERIALS			223,688
Real Estate - 0.2%
Diversified REITs - 0.0%
ICADE 1.625% 2/28/2028 (d)	EUR	300,000	343,879
Office REITs - 0.0%
Gecina SA 1.375% 1/26/2028 (d)	EUR	200,000	229,532
Gecina SA 3.375% 8/4/2035 (d)	EUR	100,000	113,385
			342,917
Retail REITs - 0.2%
Klepierre SA 0.875% 2/17/2031 (d)	EUR	100,000	104,536
Klepierre SA 3.875% 9/23/2033 (d)	EUR	100,000	119,410
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (d)	EUR	500,000	556,226
Unibail-Rodamco-Westfield SE 1% 2/27/2027 (d)	EUR	600,000	693,930
Unibail-Rodamco-Westfield SE 1.5% 5/29/2029 (d)	EUR	120,000	134,256
Unibail-Rodamco-Westfield SE 1.75% 7/1/2049 (d)	EUR	100,000	67,371
Unibail-Rodamco-Westfield SE 3.5% 9/11/2029 (d)	EUR	400,000	477,695
			2,153,424
TOTAL REAL ESTATE			2,840,220
Utilities - 0.6%
Electric Utilities - 0.3%
Coentreprise de Transport d'Electricite SA 1.5% 7/29/2028 (d)	EUR	100,000	113,811
Electricite de France SA 1% 11/29/2033 (d)	EUR	100,000	95,971
Electricite de France SA 2% 12/9/2049 (d)	EUR	400,000	276,592
Electricite de France SA 5.5% 1/25/2035 (d)	GBP	300,000	400,534
Electricite de France SA 6.5% 11/8/2064 (d)	GBP	100,000	131,971
RTE Reseau de Transport d'Electricite SADIR 0% 9/9/2027 (d)	EUR	1,200,000	1,353,000
RTE Reseau de Transport d'Electricite SADIR 0.625% 7/8/2032 (d)	EUR	500,000	495,867
RTE Reseau de Transport d'Electricite SADIR 3.5% 4/30/2033 (d)	EUR	100,000	117,772
			2,985,518
Multi-Utilities - 0.3%
Engie SA 0.375% 10/26/2029 (d)	EUR	700,000	749,535
Engie SA 1.25% 10/24/2041 (d)	EUR	300,000	227,381
Engie SA 1.75% 3/27/2028 (d)	EUR	1,000,000	1,153,754
Engie SA 4.25% 1/11/2043 (d)	EUR	100,000	113,678
Engie SA 5.625% 4/3/2053 (d)	GBP	100,000	123,897
Veolia Environnement SA 0.664% 1/15/2031 (d)	EUR	100,000	103,599
Veolia Environnement SA 1.25% 4/15/2028 (d)	EUR	100,000	114,074
Veolia Environnement SA 1.25% 5/14/2035 (d)	EUR	100,000	93,717
Veolia Environnement SA 1.625% 9/17/2030 (d)	EUR	200,000	219,903
Veolia Environnement SA 3.324% 6/17/2032 (d)	EUR	100,000	116,720
			3,016,258
Water Utilities - 0.0%
Suez SACA 1.875% 5/24/2027 (d)	EUR	100,000	116,382
Suez SACA 2.375% 5/24/2030 (d)	EUR	200,000	227,376
Suez SACA 2.875% 5/24/2034 (d)	EUR	100,000	108,854
Suez SACA 4.625% 11/3/2028 (d)	EUR	100,000	122,715
			575,327
TOTAL UTILITIES			6,577,103
TOTAL FRANCE			61,749,861
GERMANY - 3.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG 1.375% 7/5/2034 (d)	EUR	240,000	240,738
Deutsche Telekom AG 1.75% 12/9/2049 (d)	EUR	50,000	36,493
Deutsche Telekom AG 3.125% 2/6/2034 (d)	GBP	60,000	72,209
Deutsche Telekom AG 3.25% 3/20/2036 (d)	EUR	180,000	205,590
TOTAL COMMUNICATION SERVICES			555,030
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Robert Bosch GmbH 4% 6/2/2035 (d)	EUR	100,000	119,102
Robert Bosch GmbH 4.375% 6/2/2043 (d)	EUR	100,000	115,597
			234,699
Automobiles - 0.4%
BMW Canada Inc 3.7% 9/5/2029	CAD	360,000	263,891
BMW Finance NV 1.5% 2/6/2029 (d)	EUR	86,000	97,638
BMW Finance NV 3.25% 7/22/2030 (d)	EUR	350,000	419,731
BMW Finance NV 3.75% 11/20/2034 (d)	EUR	200,000	237,367
BMW US Capital LLC 3.375% 2/2/2034 (d)	EUR	100,000	115,602
Mercedes-Benz Finance Canada Inc 4.7% 10/10/2030 (d)	GBP	200,000	271,065
Mercedes-Benz Group AG 1.125% 8/8/2034 (d)	EUR	267,000	259,019
Mercedes-Benz Group AG 1.5% 7/3/2029 (d)	EUR	44,000	49,639
Mercedes-Benz Group AG 2.375% 5/22/2030 (d)	EUR	100,000	115,100
Mercedes-Benz International Finance BV 0.375% 11/8/2026 (d)	EUR	23,000	26,593
Mercedes-Benz International Finance BV 3.25% 9/15/2027 (d)	EUR	410,000	488,241
Volkswagen Financial Services NV 1.125% 7/5/2026 (d)	GBP	100,000	132,837
Volkswagen Financial Services NV 3.25% 4/13/2027 (d)	GBP	200,000	265,747
Volkswagen Financial Services NV 5.25% 7/14/2031 (d)	GBP	600,000	813,081
Volkswagen International Finance NV 1.625% 1/16/2030 (d)	EUR	45,000	50,012
Volkswagen International Finance NV 3.25% 11/18/2030 (d)	EUR	200,000	233,838
Volkswagen International Finance NV 4.125% 11/16/2038 (d)	EUR	200,000	231,079
			4,070,480
TOTAL CONSUMER DISCRETIONARY			4,305,179
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 1.5% 9/25/2028 (d)	EUR	100,000	113,561
Vier Gas Transport GmbH 3.375% 11/11/2031 (d)	EUR	100,000	117,083
TOTAL ENERGY			230,644
Financials - 2.6%
Banks - 0.7%
Commerzbank AG 0.01% 3/11/2030	EUR	183,000	192,618
Commerzbank AG 0.5% 12/4/2026 (d)	EUR	58,000	67,061
Commerzbank AG 1.25% 1/9/2034	EUR	58,000	59,465
Commerzbank AG 1.375% 12/29/2031 (c)(d)	EUR	300,000	348,820
Commerzbank AG 1.5% 8/28/2028 (d)	EUR	100,000	114,724
Commerzbank AG 1.875% 2/28/2028 (d)	EUR	700,000	809,147
Commerzbank AG 2.75% 1/9/2031 (d)	EUR	860,000	1,010,488
Commerzbank AG 3.125% 6/6/2030 (c)(d)	EUR	200,000	234,852
Commerzbank AG 4.125% 6/30/2037 (c)(d)	EUR	100,000	118,369
Commerzbank AG 4.625% 3/21/2028 (c)(d)	EUR	300,000	361,196
Hamburg Commercial Bank AG 0.01% 1/19/2027 (d)	EUR	100,000	114,712
Hamburg Commercial Bank AG 4.875% 3/30/2027 (d)	EUR	270,000	326,010
Investitionsbank Berlin 0.01% 7/15/2027	EUR	500,000	567,522
Landesbank Baden-Wuerttemberg 0.25% 5/19/2033 (d)	EUR	1,020,000	979,841
Landesbank Baden-Wuerttemberg 0.375% 5/7/2029 (d)	EUR	100,000	107,643
Landesbank Baden-Wuerttemberg 3% 4/26/2027 (d)	EUR	200,000	237,321
Lloyds Bank GmbH 2.875% 9/9/2032 (d)	EUR	300,000	349,442
Muenchener Hypothekenbank eG 1.875% 8/25/2032 (d)	EUR	60,000	66,007
NRW Bank 0.5% 6/17/2041 (d)	EUR	50,000	36,405
NRW Bank 0.875% 4/12/2034	EUR	387,000	381,638
NRW Bank 1.625% 8/3/2032 (d)	EUR	740,000	801,944
UniCredit Bank GmbH 0.25% 1/15/2032 (d)	EUR	39,000	39,010
UniCredit Bank GmbH 0.375% 1/17/2033 (d)	EUR	200,000	195,241
UniCredit Bank GmbH 0.85% 5/22/2034 (d)	EUR	102,000	98,869
Volkswagen Bank GmbH 2.5% 7/31/2026 (d)	EUR	100,000	117,541
			7,735,886
Capital Markets - 0.2%
Deutsche Bank AG 0.75% 2/17/2027 (c)(d)	EUR	100,000	117,282
Deutsche Bank AG 1.625% 1/20/2027 (d)	EUR	700,000	815,185
Deutsche Bank AG 1.875% 2/23/2028 (c)(d)	EUR	200,000	232,939
Deutsche Bank AG 3.25% 5/24/2028 (c)(d)	EUR	100,000	118,396
Deutsche Bank AG 3.375% 2/13/2031 (c)(d)	EUR	200,000	234,984
Deutsche Bank AG 4% 6/24/2032 (c)(d)	EUR	100,000	118,857
Deutsche Bank AG 4.125% 4/4/2030 (c)(d)	EUR	200,000	241,708
Deutsche Bank AG 6.125% 12/12/2030 (c)(d)	GBP	300,000	423,916
Deutsche Boerse AG 0.125% 2/22/2031 (d)	EUR	100,000	101,577
Deutsche Boerse AG 1.5% 4/4/2032 (d)	EUR	100,000	106,618
			2,511,462
Consumer Finance - 0.1%
Grenke Finance PLC 5.75% 7/6/2029 (d)	EUR	100,000	125,103
Volkswagen Financial Services AG 0.375% 2/12/2030 (d)	EUR	70,000	73,447
Volkswagen Financial Services AG 0.875% 1/31/2028 (d)	EUR	630,000	711,413
Volkswagen Financial Services AG 3.375% 4/6/2028 (d)	EUR	32,000	37,964
			947,927
Financial Services - 1.5%
Aareal Bank AG 0.01% 2/1/2028 (d)	EUR	100,000	111,761
Aareal Bank AG 0.05% 9/2/2026 (d)	EUR	100,000	115,549
Aareal Bank AG 3% 8/5/2031 (d)	EUR	280,000	328,572
Free and Hanseatic City of Hamburg 0.25% 2/18/2041 (d)	EUR	190,000	136,074
Free and Hanseatic City of Hamburg 1.2% 6/3/2033 (d)	EUR	390,000	403,412
KfW 0% 9/15/2028 (d)	EUR	442,000	488,477
KfW 0% 9/17/2030 (d)	EUR	261,000	272,280
KfW 0.01% 5/5/2027 (d)	EUR	38,000	43,451
KfW 0.05% 9/29/2034 (d)	EUR	1,284,000	1,169,677
KfW 0.125% 12/30/2026 (d)	GBP	1,064,000	1,386,305
KfW 0.625% 1/7/2028	EUR	1,834,000	2,087,738
KfW 0.625% 2/22/2027	EUR	283,000	327,286
KfW 0.75% 12/7/2027 (d)	GBP	320,000	407,795
KfW 0.75% 6/28/2028	EUR	72,000	81,498
KfW 0.875% 7/4/2039 (d)	EUR	110,000	94,429
KfW 1.375% 2/2/2028 (d)	SEK	310,000	33,005
KfW 2.375% 4/11/2028 (d)	EUR	2,010,000	2,368,117
KfW 2.625% 1/10/2034 (d)	EUR	420,000	481,633
KfW 2.75% 2/14/2033 (d)	EUR	2,470,000	2,881,941
KfW 2.875% 12/28/2029 (d)	EUR	740,000	881,358
KfW 4.45% 1/16/2030	AUD	690,000	458,528
Landwirtschaftliche Rentenbank 0.05% 1/31/2031 (d)	EUR	480,000	493,666
Landwirtschaftliche Rentenbank 0.05% 12/18/2029 (d)	EUR	42,000	44,756
Landwirtschaftliche Rentenbank 0.875% 12/15/2026 (d)	GBP	19,000	24,958
Landwirtschaftliche Rentenbank 2.6% 3/23/2027 (d)	AUD	60,000	39,270
Landwirtschaftliche Rentenbank 2.625% 7/8/2032 (d)	EUR	830,000	961,975
Landwirtschaftliche Rentenbank 4% 1/19/2028	AUD	350,000	231,837
Volkswagen Leasing GmbH 0.625% 7/19/2029 (d)	EUR	50,000	53,950
Volkswagen Leasing GmbH 4% 4/11/2031 (d)	EUR	290,000	350,109
			16,759,407
Insurance - 0.1%
Allianz Finance II BV 1.5% 1/15/2030 (d)	EUR	200,000	224,684
Allianz SE 1.301% 9/25/2049 (c)(d)	EUR	400,000	437,626
Allianz SE 4.252% 7/5/2052 (c)(d)	EUR	200,000	241,186
Hannover Rueck SE 1.75% 10/8/2040 (c)(d)	EUR	100,000	108,991
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1% 5/26/2042 (c)(d)	EUR	200,000	201,945
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/2041 (c)(d)	EUR	200,000	211,050
			1,425,482
TOTAL FINANCIALS			29,380,164
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius Finance BV 4.5% 9/14/2032 (d)	EUR	100,000	123,125
Pharmaceuticals - 0.0%
Bayer AG 1.375% 7/6/2032 (d)	EUR	300,000	309,485
Bayer AG 4.625% 5/26/2033 (d)	EUR	120,000	149,869
			459,354
TOTAL HEALTH CARE			582,479
Industrials - 0.4%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.375% 7/3/2033 (d)	EUR	100,000	119,052
Deutsche Post AG 3.5% 3/25/2036 (d)	EUR	150,000	174,930
			293,982
Electrical Equipment - 0.1%
Eurogrid GmbH 0.741% 4/21/2033 (d)	EUR	100,000	95,998
Eurogrid GmbH 3.598% 2/1/2029 (d)	EUR	600,000	719,311
Eurogrid GmbH 3.732% 10/18/2035 (d)	EUR	100,000	115,836
			931,145
Ground Transportation - 0.1%
Deutsche Bahn AG 0.375% 12/3/2026 (d)	GBP	214,000	280,137
Deutsche Bahn AG 0.625% 12/8/2050 (d)	EUR	144,000	77,192
Deutsche Bahn AG 0.625% 4/15/2036 (d)	EUR	260,000	231,257
Deutsche Bahn AG 0.875% 6/23/2039 (d)	EUR	198,000	162,979
Deutsche Bahn AG 1.875% 2/13/2026 (d)	GBP	171,000	229,992
			981,557
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.125% 9/5/2029 (d)	EUR	24,000	25,951
Siemens Financieringsmaatschappij NV 1.75% 2/28/2039 (d)	EUR	23,000	21,481
Siemens Financieringsmaatschappij NV 3% 11/22/2028 (d)	EUR	500,000	595,593
Siemens Financieringsmaatschappij NV 3% 9/8/2033 (d)	EUR	100,000	115,583
Siemens Financieringsmaatschappij NV 3.125% 5/22/2032 (d)	EUR	200,000	235,233
Siemens Financieringsmaatschappij NV 3.125% 5/27/2033 (d)	EUR	200,000	233,900
Siemens Financieringsmaatschappij NV 3.625% 2/24/2043 (d)	EUR	100,000	110,534
			1,338,275
Machinery - 0.1%
Traton Finance Luxembourg SA 2.875% 8/26/2028 (d)	EUR	400,000	468,454
Traton Finance Luxembourg SA 4.5% 11/23/2026 (d)	EUR	200,000	238,725
			707,179
TOTAL INDUSTRIALS			4,252,138
Materials - 0.0%
Chemicals - 0.0%
BASF SE 4.25% 3/8/2032 (d)	EUR	200,000	247,398
Construction Materials - 0.0%
Heidelberg Materials Finance Luxembourg SA 4.875% 11/21/2033 (d)	EUR	100,000	127,483
TOTAL MATERIALS			374,881
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 0.375% 4/15/2027 (d)	EUR	200,000	227,980
Aroundtown SA 1.45% 7/9/2028 (d)	EUR	100,000	113,741
Aroundtown SA 3.625% 4/10/2031 (d)	GBP	120,000	148,723
Grand City Properties SA 1.375% 8/3/2026 (d)	EUR	400,000	467,545
LEG Immobilien SE 0.375% 1/17/2026 (d)	EUR	100,000	117,418
LEG Immobilien SE 0.75% 6/30/2031 (d)	EUR	100,000	101,213
LEG Immobilien SE 0.875% 1/17/2029 (d)	EUR	200,000	219,867
LEG Immobilien SE 0.875% 11/28/2027 (d)	EUR	100,000	113,606
Vonovia SE 0.625% 10/7/2027 (d)	EUR	200,000	227,478
Vonovia SE 0.75% 9/1/2032 (d)	EUR	100,000	97,567
Vonovia SE 1% 6/16/2033 (d)	EUR	400,000	385,742
Vonovia SE 1.5% 6/14/2041 (d)	EUR	100,000	77,417
Vonovia SE 4.5% 11/12/2040 (d)	EUR	100,000	115,667
TOTAL REAL ESTATE			2,413,964
Utilities - 0.3%
Electric Utilities - 0.2%
Amprion GmbH 0.625% 9/23/2033 (d)	EUR	200,000	187,773
Amprion GmbH 3.45% 9/22/2027 (d)	EUR	100,000	119,024
Amprion GmbH 3.971% 9/22/2032 (d)	EUR	200,000	242,374
E.ON International Finance BV 1.5% 7/31/2029 (d)	EUR	115,000	129,571
E.ON International Finance BV 5.75% 2/14/2033 (d)	EUR	130,000	175,227
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(d)	EUR	100,000	111,684
EnBW International Finance BV 0.5% 3/1/2033 (d)	EUR	391,000	377,528
EnBW International Finance BV 3.625% 11/22/2026 (d)	EUR	260,000	308,719
EnBW International Finance BV 3.75% 11/20/2035 (d)	EUR	120,000	140,607
			1,792,507
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG 2.75% 5/24/2030 (d)	EUR	120,000	139,836
Multi-Utilities - 0.1%
E.ON SE 0.25% 10/24/2026 (d)	EUR	69,000	79,785
E.ON SE 0.35% 2/28/2030 (d)	EUR	190,000	201,698
E.ON SE 0.75% 2/20/2028 (d)	EUR	99,000	112,246
E.ON SE 0.875% 10/18/2034 (d)	EUR	117,000	111,591
E.ON SE 0.875% 8/20/2031 (d)	EUR	200,000	207,858
E.ON SE 3.5% 1/12/2028 (d)	EUR	140,000	167,430
E.ON SE 4.125% 3/25/2044 (d)	EUR	110,000	127,199
E.ON SE 5.461% 10/21/2035 (d)	AUD	260,000	167,858
			1,175,665
TOTAL UTILITIES			3,108,008
TOTAL GERMANY			45,202,487
GREECE - 0.0%
Financials - 0.0%
Banks - 0.0%
Eurobank SA 3.25% 3/12/2030 (c)(d)	EUR	260,000	306,257
HONG KONG - 0.0%
Financials - 0.0%
Banks - 0.0%
Hongkong & Shanghai Banking Corp Ltd-The-/Sydney 5.1% 3/3/2028 (d)	AUD	250,000	168,241
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC 4.625% 5/20/2035 (c)(d)	EUR	110,000	134,290
AIB Group PLC 4.625% 7/23/2029 (c)(d)	EUR	250,000	306,281
Bank of Ireland Group PLC 0.375% 5/10/2027 (c)(d)	EUR	140,000	163,399
Bank of Ireland Group PLC 1.375% 8/11/2031 (c)(d)	EUR	100,000	116,880
Bank of Ireland Group PLC 3.625% 5/19/2032 (c)(d)	EUR	170,000	201,736
TOTAL FINANCIALS			922,586
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 1% 9/22/2033 (d)	EUR	100,000	96,877
Utilities - 0.0%
Electric Utilities - 0.0%
ESB Finance DAC 1.125% 6/11/2030 (d)	EUR	135,000	146,250
ESB Finance DAC 1.875% 7/21/2035 (d)	GBP	130,000	133,323
ESB Finance DAC 4% 10/3/2028 (d)	EUR	250,000	303,064
TOTAL UTILITIES			582,637
TOTAL IRELAND			1,602,100
ITALY - 1.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.625% 5/19/2027 (d)	EUR	100,000	119,266
Eni SpA 4.25% 5/19/2033 (d)	EUR	290,000	355,558
TOTAL ENERGY			474,824
Financials - 0.6%
Banks - 0.5%
Credit Agricole Italia SpA 0.375% 1/20/2032 (d)	EUR	200,000	200,111
Credit Agricole Italia SpA 3.5% 1/15/2030 (d)	EUR	400,000	483,177
Iccrea Banca SpA 3.5% 6/5/2034 (d)	EUR	120,000	141,828
Iccrea Banca SpA 4% 11/8/2027 (d)	EUR	140,000	169,149
Intesa Sanpaolo SpA 0.75% 3/16/2028 (d)	EUR	360,000	406,279
Intesa Sanpaolo SpA 2.5% 1/15/2030 (d)	GBP	100,000	124,912
Intesa Sanpaolo SpA 2.925% 10/14/2030 (d)	EUR	230,000	265,520
Intesa Sanpaolo SpA 4.875% 5/19/2030 (d)	EUR	200,000	252,148
Intesa Sanpaolo SpA 5.125% 8/29/2031 (d)	EUR	100,000	128,429
Intesa Sanpaolo SpA 6.625% 5/31/2033 (d)	GBP	140,000	205,791
Mediobanca Banca di Credito Finanziario SpA 2.375% 6/30/2027 (d)	EUR	160,000	187,988
Mediobanca Banca di Credito Finanziario SpA 2.625% 8/5/2030 (d)	EUR	210,000	244,111
Mediobanca Banca di Credito Finanziario SpA 4.625% 2/7/2029 (c)(d)	EUR	200,000	243,462
Mediobanca Banca di Credito Finanziario SpA 4.75% 3/14/2028 (c)(d)	EUR	100,000	120,368
UniCredit SpA 0.85% 1/19/2031 (d)	EUR	140,000	147,013
UniCredit SpA 2.2% 7/22/2027 (c)(d)	EUR	490,000	574,731
UniCredit SpA 2.731% 1/15/2032 (c)(d)	EUR	400,000	468,933
UniCredit SpA 3.2% 9/22/2031 (c)(d)	EUR	330,000	384,731
UniCredit SpA 4.3% 1/23/2031 (c)(d)	EUR	230,000	281,767
UniCredit SpA 4.45% 2/16/2029 (c)(d)	EUR	320,000	388,744
			5,419,192
Insurance - 0.1%
Generali 1.713% 6/30/2032 (d)	EUR	100,000	104,306
Generali 2.124% 10/1/2030 (d)	EUR	130,000	146,301
Generali 2.429% 7/14/2031 (d)	EUR	290,000	324,147
Generali 5.5% 10/27/2047 (c)(d)	EUR	100,000	122,527
			697,281
TOTAL FINANCIALS			6,116,473
Industrials - 0.1%
Ground Transportation - 0.0%
Ferrovie dello Stato Italiane SpA 1.125% 7/9/2026 (d)	EUR	230,000	268,455
Transportation Infrastructure - 0.1%
Autostrade per l'Italia SpA 1.875% 9/26/2029 (d)	EUR	460,000	519,977
Autostrade per l'Italia SpA 2% 12/4/2028 (d)	EUR	200,000	229,125
			749,102
TOTAL INDUSTRIALS			1,017,557
Utilities - 0.3%
Electric Utilities - 0.2%
Enel Finance International NV 0.375% 6/17/2027 (d)	EUR	220,000	250,905
Enel Finance International NV 0.75% 6/17/2030 (d)	EUR	110,000	116,774
Enel Finance International NV 0.875% 1/17/2031 (d)	EUR	170,000	178,421
Enel Finance International NV 0.875% 9/28/2034 (d)	EUR	100,000	93,114
Enel Finance International NV 2.875% 4/11/2029 (d)	GBP	636,000	818,607
Enel Finance International NV 4% 2/20/2031 (d)	EUR	410,000	499,827
Terna - Rete Elettrica Nazionale 0.375% 6/23/2029 (d)	EUR	120,000	129,587
Terna - Rete Elettrica Nazionale 1.375% 7/26/2027 (d)	EUR	150,000	173,527
Terna - Rete Elettrica Nazionale 3.125% 2/17/2032 (d)	EUR	160,000	186,846
			2,447,608
Gas Utilities - 0.1%
Italgas SpA 1% 12/11/2031 (d)	EUR	210,000	216,523
Snam SpA 0.75% 6/20/2029 (d)	EUR	420,000	459,643
Snam SpA 3.875% 2/19/2034 (d)	EUR	100,000	118,892
			795,058
Multi-Utilities - 0.0%
A2A SpA 0.625% 7/15/2031 (d)	EUR	140,000	142,695
ACEA SpA 1.5% 6/8/2027 (d)	EUR	217,000	251,576
Hera SpA 0.875% 7/5/2027 (d)	EUR	190,000	217,934
			612,205
TOTAL UTILITIES			3,854,871
TOTAL ITALY			11,463,725
JAPAN - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 3.678% 7/16/2033 (d)	EUR	210,000	248,157
NTT Finance Corp 4.091% 7/16/2037 (d)	EUR	180,000	214,105
TOTAL COMMUNICATION SERVICES			462,262
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Toyota Finance Corp 0.37% 10/13/2026	JPY	100,000,000	634,783
Consumer Staples - 0.0%
Tobacco - 0.0%
JT International Financial Services BV 2.375% 4/7/2081 (c)(d)	EUR	120,000	140,782
Financials - 0.2%
Banks - 0.1%
Development Bank of Japan Inc 3.125% 4/13/2028 (d)	EUR	140,000	166,942
Mitsubishi UFJ Financial Group Inc 3.556% 9/5/2032 (c)(d)	EUR	220,000	261,026
Mizuho Financial Group Inc 0.797% 4/15/2030 (d)	EUR	470,000	501,523
Mizuho Financial Group Inc 1.412% 7/13/2033	JPY	12,000,000	70,737
Mizuho Financial Group Inc 4.416% 5/20/2033 (d)	EUR	100,000	123,391
Sumitomo Mitsui Financial Group Inc 0.632% 10/23/2029 (d)	EUR	210,000	226,112
Sumitomo Mitsui Financial Group Inc 3.573% 5/28/2032 (d)	EUR	120,000	141,879
			1,491,610
Consumer Finance - 0.1%
Toyota Motor Finance Netherlands BV 3.125% 7/11/2029 (d)	EUR	280,000	331,233
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (d)	EUR	300,000	358,483
			689,716
TOTAL FINANCIALS			2,181,326
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2% 7/9/2040	EUR	157,000	140,355
Industrials - 0.1%
Ground Transportation - 0.1%
East Japan Railway Co 1.104% 9/15/2039 (d)	EUR	160,000	131,336
East Japan Railway Co 1.162% 9/15/2028 (d)	GBP	210,000	262,539
East Japan Railway Co 3.533% 9/4/2036 (d)	EUR	130,000	149,969
East Japan Railway Co 3.727% 9/2/2037 (d)	EUR	120,000	139,708
TOTAL INDUSTRIALS			683,552
TOTAL JAPAN			4,243,060
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
SES SA 0.875% 11/4/2027 (d)	EUR	330,000	371,493
Financials - 0.0%
Capital Markets - 0.0%
JAB Holdings BV 1% 7/14/2031 (d)	EUR	100,000	103,964
JAB Holdings BV 2.25% 12/19/2039 (d)	EUR	100,000	90,704
JAB Holdings BV 2.5% 6/25/2029 (d)	EUR	100,000	115,214
TOTAL FINANCIALS			309,882
Real Estate - 0.3%
Industrial REITs - 0.1%
Prologis International Funding II SA 1.75% 3/15/2028 (d)	EUR	514,000	593,570
Prologis International Funding II SA 2.375% 11/14/2030 (d)	EUR	230,000	261,212
			854,782
Real Estate Management & Development - 0.2%
Blackstone Property Partners Europe Holdings Sarl 1.25% 4/26/2027 (d)	EUR	313,000	361,530
CBRE Open-Ended Funds SCA SICAV-SIF 0.5% 1/27/2028 (d)	EUR	200,000	223,781
Logicor Financing Sarl 1.625% 7/15/2027 (d)	EUR	290,000	335,840
Logicor Financing Sarl 4.25% 7/18/2029 (d)	EUR	220,000	266,910
P3 Group Sarl 1.625% 1/26/2029 (d)	EUR	220,000	247,283
SELP Finance Sarl 1.5% 12/20/2026 (d)	EUR	260,000	302,389
			1,737,733
TOTAL REAL ESTATE			2,592,515
TOTAL LUXEMBOURG			3,273,890
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 0.75% 6/26/2027	EUR	100,000	114,292
America Movil SAB de CV 2.125% 3/10/2028	EUR	200,000	231,004
TOTAL COMMUNICATION SERVICES			345,296
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 4.75% 2/26/2029 (d)	EUR	100,000	118,255
TOTAL MEXICO			463,551
MULTI-NATIONAL - 2.0%
Financials - 2.0%
Banks - 1.5%
African Development Bank 0.125% 10/7/2026	EUR	41,000	47,465
African Development Bank 0.875% 5/24/2028	EUR	87,000	98,776
African Development Bank 1.1% 12/16/2026	AUD	260,000	168,453
Asian Development Bank 1.95% 7/22/2032	EUR	610,000	677,547
Asian Development Bank 3.3% 8/8/2028 (d)	AUD	55,000	35,690
Asian Development Bank 3.875% 7/22/2027	GBP	310,000	418,237
Asian Development Bank 4.65% 2/16/2027	CAD	700,000	522,371
Council Of Europe Development Bank 0% 4/9/2027 (d)	EUR	33,000	37,774
Council Of Europe Development Bank 1% 4/13/2029 (d)	EUR	210,000	235,224
Council Of Europe Development Bank 2.75% 6/19/2035 (d)	EUR	190,000	215,699
European Investment Bank 0% 6/17/2027	EUR	215,000	245,233
European Investment Bank 0% 9/9/2030 (d)	EUR	309,000	322,634
European Investment Bank 0.01% 5/15/2041 (d)	EUR	330,000	225,266
European Investment Bank 0.05% 10/13/2034 (d)	EUR	1,677,000	1,528,212
European Investment Bank 0.05% 11/15/2029 (d)	EUR	2,750,000	2,946,231
European Investment Bank 0.125% 6/20/2029 (d)	EUR	578,000	628,198
European Investment Bank 0.25% 1/20/2032 (d)	EUR	530,000	537,659
European Investment Bank 0.75% 7/15/2027	AUD	340,000	215,189
European Investment Bank 1% 4/14/2032 (d)	EUR	736,000	778,701
European Investment Bank 1.125% 4/13/2033 (d)	EUR	265,000	276,297
European Investment Bank 1.75% 11/12/2026 (d)	SEK	240,000	25,988
European Investment Bank 2.875% 6/18/2035 (d)	EUR	2,410,000	2,786,605
European Investment Bank 3.625% 1/12/2032 (d)	GBP	550,000	720,968
European Investment Bank 4.25% 3/19/2029	AUD	1,060,000	703,953
Inter-American Development Bank 3.15% 6/26/2029	AUD	120,000	76,675
Inter-American Development Bank 3.875% 2/15/2029	GBP	130,000	175,105
International Development Association 0% 7/15/2031 (d)	EUR	110,000	110,745
International Development Association 0.7% 1/17/2042 (d)	EUR	297,000	224,329
International Development Association 2.5% 5/28/2030 (d)	EUR	480,000	560,859
International Development Association 2.75% 9/3/2032 (d)	EUR	1,110,000	1,290,155
International Development Association 3.625% 10/28/2050 (d)	EUR	60,000	66,711
International Development Association 4.75% 10/14/2031 (d)	GBP	230,000	318,861
			17,221,810
Financial Services - 0.5%
International Bank for Reconstruction & Development 0% 1/15/2027	EUR	1,828,000	2,102,576
International Bank for Reconstruction & Development 0.01% 4/24/2028	EUR	687,000	766,634
International Bank for Reconstruction & Development 1% 12/21/2029	GBP	248,000	298,783
International Bank for Reconstruction & Development 1.2% 8/8/2034	EUR	403,000	407,940
International Bank for Reconstruction & Development 1.25% 12/13/2028	GBP	100,000	125,106
International Bank for Reconstruction & Development 3% 7/23/2035	EUR	660,000	764,888
International Bank for Reconstruction & Development 3.3% 8/14/2028	AUD	210,000	136,399
International Bank for Reconstruction & Development 3.45% 9/13/2038	EUR	140,000	164,691
International Finance Corp 3.15% 6/26/2029 (d)	AUD	90,000	57,467
International Finance Corp 4.5% 10/2/2028	GBP	370,000	506,487
International Finance Corp 4.5% 5/20/2030 (d)	AUD	860,000	571,780
			5,902,751
TOTAL FINANCIALS			23,124,561
Industrials - 0.0%
Ground Transportation - 0.0%
EUROFIMA 0.15% 10/10/2034 (d)	EUR	191,000	171,738
TOTAL MULTI-NATIONAL			23,296,299
NETHERLANDS - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 7/3/2031 (d)	EUR	300,000	363,505
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV 1.75% 5/7/2040 (d)	EUR	160,000	140,618
Heineken NV 3.872% 10/3/2037 (d)	EUR	220,000	256,379
			396,997
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV 0.375% 3/18/2030 (d)	EUR	120,000	127,590
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (d)	EUR	130,000	141,357
TOTAL CONSUMER STAPLES			665,944
Financials - 1.4%
Banks - 1.4%
ABN AMRO Bank NV 0.375% 1/14/2035 (d)	EUR	300,000	275,666
ABN AMRO Bank NV 0.5% 9/23/2029 (d)	EUR	300,000	322,055
ABN AMRO Bank NV 0.6% 1/15/2027 (d)	EUR	300,000	346,199
ABN AMRO Bank NV 1.375% 1/12/2037 (d)	EUR	400,000	384,158
ABN AMRO Bank NV 2.625% 8/30/2027 (d)	EUR	100,000	118,164
ABN AMRO Bank NV 3.875% 1/15/2032 (d)	EUR	100,000	120,241
ABN AMRO Bank NV 4.375% 10/20/2028 (d)	EUR	400,000	489,839
ABN AMRO Bank NV 4.5% 11/21/2034 (d)	EUR	100,000	124,661
ABN AMRO Bank NV 5.125% 2/22/2033 (c)(d)	EUR	200,000	244,012
BNG Bank NV 0% 1/20/2031 (d)	EUR	120,000	122,876
BNG Bank NV 0.75% 1/24/2029 (d)	EUR	2,384,000	2,662,149
BNG Bank NV 3% 1/11/2033 (d)	EUR	1,290,000	1,517,497
BNG Bank NV 3.3% 7/17/2028 (d)	AUD	1,267,000	821,173
Cooperatieve Rabobank UA 0.125% 12/1/2031 (d)	EUR	100,000	100,411
Cooperatieve Rabobank UA 0.25% 10/30/2026 (d)	EUR	500,000	577,957
Cooperatieve Rabobank UA 0.625% 2/25/2033 (d)	EUR	100,000	97,148
Cooperatieve Rabobank UA 1.125% 5/7/2031 (d)	EUR	100,000	105,789
Cooperatieve Rabobank UA 1.875% 7/12/2028 (c)(d)	GBP	200,000	260,444
Cooperatieve Rabobank UA 3.064% 2/1/2034 (d)	EUR	400,000	469,671
Cooperatieve Rabobank UA 3.202% 5/6/2036 (d)	EUR	400,000	467,229
ING Bank NV 0.75% 2/18/2029 (d)	EUR	100,000	111,421
ING Bank NV 2.5% 9/2/2030 (d)	EUR	400,000	464,797
ING Bank NV 2.625% 1/10/2028 (d)	EUR	100,000	118,182
ING Bank NV 3% 5/21/2034 (d)	EUR	300,000	349,522
ING Groep NV 0.25% 2/1/2030 (c)(d)	EUR	200,000	216,250
ING Groep NV 0.25% 2/18/2029 (c)(d)	EUR	500,000	556,797
ING Groep NV 1% 11/16/2032 (c)(d)	EUR	500,000	568,316
ING Groep NV 2.125% 5/26/2031 (c)(d)	EUR	400,000	469,419
ING Groep NV 3% 2/18/2026 (d)	GBP	100,000	134,623
ING Groep NV 3.5% 9/3/2030 (c)(d)	EUR	300,000	357,405
ING Groep NV 3.875% 8/20/2037 (c)(d)	EUR	100,000	116,885
ING Groep NV 4.75% 5/23/2034 (c)(d)	EUR	200,000	251,681
ING Groep NV 4.875% 11/14/2027 (c)(d)	EUR	200,000	239,931
ING Groep NV 4.875% 9/17/2032 (c)(d)	GBP	400,000	541,541
ING Groep NV 5% 2/20/2035 (c)(d)	EUR	100,000	123,454
Nationale-Nederlanden Bank NV/The Netherlands 1% 9/25/2028 (d)	EUR	700,000	789,654
Nationale-Nederlanden Bank NV/The Netherlands 3.25% 5/28/2027 (d)	EUR	200,000	238,226
Nederlandse Waterschapsbank NV 0.75% 10/4/2041 (d)	EUR	748,000	565,897
Nederlandse Waterschapsbank NV 3.3% 5/2/2029 (d)	AUD	40,000	25,580
			15,866,920
Financial Services - 0.0%
EXOR NV 1.75% 1/18/2028 (d)	EUR	170,000	196,415
EXOR NV 3.75% 2/14/2033 (d)	EUR	110,000	129,812
			326,227
Insurance - 0.0%
ASR Nederland NV 3.375% 5/2/2049 (c)(d)	EUR	100,000	117,692
NN Group NV 4.625% 1/13/2048 (c)(d)	EUR	180,000	217,532
			335,224
TOTAL FINANCIALS			16,528,371
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV 2.125% 11/5/2029 (d)	EUR	110,000	125,576
Koninklijke Philips NV 3.25% 5/23/2030 (d)	EUR	220,000	260,214
TOTAL HEALTH CARE			385,790
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 2% 4/6/2029 (d)	EUR	117,000	134,079
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV 4% 5/24/2033 (d)	EUR	120,000	143,240
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CTP NV 0.625% 9/27/2026 (d)	EUR	110,000	127,488
CTP NV 0.75% 2/18/2027 (d)	EUR	108,000	124,284
CTP NV 1.25% 6/21/2029 (d)	EUR	220,000	242,689
CTP NV 3.625% 3/10/2031 (d)	EUR	120,000	140,846
TOTAL REAL ESTATE			635,307
Utilities - 0.1%
Electric Utilities - 0.1%
Alliander NV 3% 5/6/2033 (d)	EUR	230,000	263,882
Enexis Holding NV 0.75% 7/2/2031 (d)	EUR	100,000	103,559
Enexis Holding NV 3.375% 11/13/2035 (d)	EUR	100,000	115,046
Tennet Netherlands BV 0.875% 6/16/2035 (d)	EUR	574,000	544,482
			1,026,969
Gas Utilities - 0.0%
Nederlandse Gasunie NV 3.5% 4/23/2035 (d)	EUR	140,000	162,748
Multi-Utilities - 0.0%
Stedin Holding NV 0% 11/16/2026 (d)	EUR	117,000	134,739
TOTAL UTILITIES			1,324,456
TOTAL NETHERLANDS			20,180,692
NEW ZEALAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Westpac Securities NZ Ltd/London 0.01% 6/8/2028 (d)	EUR	998,000	1,104,950
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA 1.125% 5/31/2029 (d)	EUR	557,000	618,140
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.375% 5/22/2032 (d)	EUR	241,000	252,996
Financials - 0.3%
Banks - 0.2%
DNB Bank ASA 3.125% 9/21/2027 (c)(d)	EUR	170,000	200,847
DNB Bank ASA 4% 8/17/2027 (c)(d)	GBP	100,000	134,704
DNB Bank ASA 4.625% 11/1/2029 (c)(d)	EUR	200,000	246,266
SpareBank 1 Boligkreditt AS 0.01% 9/22/2027 (d)	EUR	1,151,000	1,301,558
SpareBank 1 Boligkreditt AS 2.375% 2/13/2030 (d)	EUR	380,000	440,910
			2,324,285
Capital Markets - 0.1%
Kommunalbanken AS 0.05% 10/24/2029 (d)	EUR	500,000	531,649
Kommunalbanken AS 0.6% 6/1/2026	AUD	500,000	328,979
			860,628
TOTAL FINANCIALS			3,184,913
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Statkraft AS 3.5% 6/9/2033 (d)	EUR	140,000	165,077
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DNB Boligkreditt AS 0.01% 1/21/2031 (d)	EUR	200,000	205,400
DNB Boligkreditt AS 2.625% 1/28/2030 (d)	EUR	460,000	539,815
TOTAL REAL ESTATE			745,215
TOTAL NORWAY			4,966,341
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander Totta SA 3.25% 2/15/2031 (d)	EUR	100,000	119,511
Banco Santander Totta SA 3.375% 4/19/2028 (d)	EUR	400,000	479,851
TOTAL FINANCIALS			599,362
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Finance BV 1.875% 9/21/2029 (d)	EUR	100,000	113,408
EDP Servicios Financieros Espana SA 4.375% 4/4/2032 (d)	EUR	120,000	148,780
TOTAL UTILITIES			262,188
TOTAL PORTUGAL			861,550
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.75% 6/15/2029 (d)	EUR	260,000	312,182
SPAIN - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 0.664% 2/3/2030 (d)	EUR	300,000	320,996
Telefonica Emisiones SA 1.93% 10/17/2031 (d)	EUR	300,000	328,674
Telefonica Emisiones SA 4.055% 1/24/2036 (d)	EUR	200,000	232,955
TOTAL COMMUNICATION SERVICES			882,625
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol Europe Finance Sarl 3.625% 9/5/2034 (d)	EUR	100,000	116,164
Financials - 0.6%
Banks - 0.6%
Banco Bilbao Vizcaya Argentaria SA 3.375% 9/20/2027 (d)	EUR	1,100,000	1,310,824
Banco Bilbao Vizcaya Argentaria SA 4.375% 10/14/2029 (d)	EUR	300,000	371,871
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (c)(d)	EUR	300,000	373,998
Banco de Sabadell SA 3.5% 5/27/2031 (c)(d)	EUR	200,000	236,716
Banco Santander SA 0.2% 2/11/2028 (d)	EUR	300,000	335,500
Banco Santander SA 0.5% 3/24/2027 (c)(d)	EUR	100,000	117,049
Banco Santander SA 2.125% 2/8/2028 (d)	EUR	100,000	115,627
Banco Santander SA 2.875% 7/14/2033 (d)	EUR	500,000	578,394
Banco Santander SA 3.25% 4/2/2029 (c)(d)	EUR	300,000	355,716
Banco Santander SA 3.5% 1/9/2030 (c)(d)	EUR	300,000	358,999
Banco Santander SA 3.75% 1/9/2034 (d)	EUR	200,000	238,488
Banco Santander SA 5.125% 1/25/2030 (d)	GBP	100,000	137,924
Banco Santander SA 5.625% 1/27/2031 (c)(d)	GBP	400,000	556,852
Banco Santander SA 5.75% 8/23/2033 (c)(d)	EUR	100,000	124,276
Bankinter SA 4.375% 5/3/2030 (c)(d)	EUR	200,000	245,370
CaixaBank SA 0.5% 2/9/2029 (c)(d)	EUR	400,000	449,280
CaixaBank SA 0.75% 5/26/2028 (c)(d)	EUR	300,000	343,941
CaixaBank SA 3.375% 6/26/2035 (d)	EUR	100,000	115,325
CaixaBank SA 3.625% 9/19/2032 (c)(d)	EUR	100,000	118,569
CaixaBank SA 5% 7/19/2029 (c)(d)	EUR	100,000	123,555
CaixaBank SA 5.375% 11/14/2030 (c)(d)	EUR	200,000	254,432
CaixaBank SA 6.25% 2/23/2033 (c)(d)	EUR	600,000	744,548
TOTAL FINANCIALS			7,607,254
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 1.875% 3/26/2032 (d)	EUR	100,000	107,571
Abertis Infraestructuras SA 2.375% 9/27/2027 (d)	EUR	400,000	468,136
TOTAL INDUSTRIALS			575,707
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 1% 9/15/2027 (d)	EUR	400,000	457,716
Cellnex Finance Co SA 3.5% 5/22/2032 (d)	EUR	100,000	116,650
Cellnex Finance Co SA 3.625% 1/24/2029 (d)	EUR	200,000	239,362
TOTAL INFORMATION TECHNOLOGY			813,728
Utilities - 0.1%
Electric Utilities - 0.0%
Iberdrola Finanzas SA 3.375% 11/22/2032 (d)	EUR	200,000	236,607
Iberdrola Finanzas SA 3.5% 5/16/2035 (d)	EUR	100,000	116,983
			353,590
Gas Utilities - 0.1%
Naturgy Finance Iberia SA 1.5% 1/29/2028 (d)	EUR	600,000	689,060
TOTAL UTILITIES			1,042,650
TOTAL SPAIN			11,038,128
SWEDEN - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB 0.125% 11/27/2030 (d)	EUR	310,000	316,350
Financials - 1.1%
Banks - 0.9%
Lansforsakringar Hypotek AB 2.75% 3/25/2030 (d)	EUR	490,000	577,214
Lansforsakringar Hypotek AB 3.75% 9/30/2030 (d)	SEK	4,000,000	452,293
Skandinaviska Enskilda Banken AB 0.625% 11/12/2029 (d)	EUR	200,000	214,664
Skandinaviska Enskilda Banken AB 0.75% 11/15/2027 (d)	EUR	100,000	114,239
Skandinaviska Enskilda Banken AB 1.75% 11/11/2026 (d)	EUR	210,000	245,662
Skandinaviska Enskilda Banken AB 2.375% 5/8/2030 (d)	EUR	630,000	730,542
Skandinaviska Enskilda Banken AB 3% 11/6/2028 (d)	SEK	4,000,000	440,330
Skandinaviska Enskilda Banken AB 3% 2/10/2032 (d)	EUR	150,000	174,688
Skandinaviska Enskilda Banken AB 3.25% 5/4/2028 (d)	EUR	250,000	299,559
Skandinaviska Enskilda Banken AB 3.75% 2/7/2028 (d)	EUR	160,000	192,141
Stadshypotek AB 0.01% 11/24/2028 (d)	EUR	1,850,000	2,025,577
Stadshypotek AB 2% 9/1/2028 (d)	SEK	10,000,000	1,073,571
Svenska Handelsbanken AB 0.5% 2/18/2030 (d)	EUR	200,000	211,950
Svenska Handelsbanken AB 1.375% 2/23/2029 (d)	EUR	110,000	123,585
Svenska Handelsbanken AB 3.25% 6/1/2033 (c)(d)	EUR	170,000	200,984
Svenska Handelsbanken AB 3.25% 8/27/2031 (d)	EUR	100,000	117,673
Sveriges Sakerstallda Obligationer AB 0.01% 3/14/2030 (d)	EUR	620,000	652,030
Sveriges Sakerstallda Obligationer AB 3.5% 6/14/2028 (d)	SEK	8,000,000	890,628
Swedbank AB 0.3% 5/20/2027 (c)(d)	EUR	240,000	279,825
Swedbank AB 2.1% 5/25/2027 (d)	EUR	108,000	126,439
Swedbank AB 3.25% 9/24/2029 (d)	EUR	230,000	272,348
			9,415,942
Financial Services - 0.2%
Danske Hypotek AB 3.5% 12/15/2027 (d)	SEK	8,000,000	887,802
Investor AB 1.5% 9/12/2030 (d)	EUR	220,000	241,398
Kommuninvest I Sverige AB 1% 11/12/2026 (d)	SEK	6,710,000	722,644
Swedbank Hypotek AB 3% 10/29/2030 (d)	SEK	2,800,000	306,636
Swedbank Hypotek AB 3% 3/28/2029 (d)	SEK	1,900,000	209,143
Swedbank Hypotek AB 3.125% 7/5/2028 (d)	EUR	390,000	465,963
			2,833,586
TOTAL FINANCIALS			12,249,528
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Akelius Residential Property Financing BV 1% 1/17/2028 (d)	EUR	100,000	112,934
Balder Finland Oyj 1% 1/18/2027 (d)	EUR	260,000	300,656
Balder Finland Oyj 1% 1/20/2029 (d)	EUR	130,000	143,122
Fastighets AB Balder 1.25% 1/28/2028 (d)	EUR	108,000	123,550
Heimstaden Bostad AB 3.875% 11/5/2029 (d)	EUR	140,000	166,260
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (d)	EUR	135,000	151,884
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (d)(e)	EUR	108,000	106,589
TOTAL REAL ESTATE			1,104,995
Utilities - 0.0%
Electric Utilities - 0.0%
Vattenfall AB 0.125% 2/12/2029 (d)	EUR	108,000	117,302
TOTAL SWEDEN			13,788,175
SWITZERLAND - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom Finance BV 0.375% 11/14/2028 (d)	EUR	590,000	649,659
Swisscom Finance BV 3.5% 8/29/2028 (d)	EUR	680,000	815,805
TOTAL COMMUNICATION SERVICES			1,465,464
Financials - 0.8%
Banks - 0.4%
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 3/13/2028 (d)	CHF	600,000	752,671
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0% 7/25/2031 (d)	CHF	340,000	415,014
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.1% 12/3/2031 (d)	CHF	795,000	972,373
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.125% 3/23/2032 (d)	CHF	1,000,000	1,220,596
Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.5% 11/24/2028 (d)	CHF	40,000	50,701
UBS AG/Australia 5.808% 11/24/2028 (d)	AUD	90,000	61,653
			3,473,008
Capital Markets - 0.2%
UBS AG/London 0.25% 9/1/2028 (d)	EUR	390,000	429,532
UBS Group AG 0.65% 1/14/2028 (c)(d)	EUR	100,000	115,267
UBS Group AG 1% 6/24/2027 (c)(d)	EUR	150,000	175,118
UBS Group AG 2.125% 11/15/2029 (c)(d)	GBP	130,000	164,525
UBS Group AG 2.875% 4/2/2032 (c)(d)	EUR	590,000	676,157
UBS Group AG 3.25% 2/12/2034 (c)(d)	EUR	250,000	286,806
			1,847,405
Financial Services - 0.2%
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 10/26/2029 (d)	CHF	50,000	62,060
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0% 8/26/2049 (d)	CHF	520,000	491,814
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 12/19/2031 (d)	CHF	1,270,000	1,556,151
Pfandbriefbank schweizerischer Hypothekarinstitute AG 0.125% 3/19/2031 (d)	CHF	460,000	567,531
			2,677,556
Insurance - 0.0%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (c)(d)	EUR	120,000	139,223
Zurich Finance Ireland Designated Activity Co 1.625% 6/17/2039 (d)	EUR	100,000	91,839
			231,062
TOTAL FINANCIALS			8,229,031
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Lonza Finance International NV 3.875% 4/24/2036 (d)	EUR	100,000	117,028
Industrials - 0.0%
Building Products - 0.0%
ABB Finance BV 0% 1/19/2030 (d)	EUR	130,000	136,168
Materials - 0.0%
Chemicals - 0.0%
Firmenich Productions Participations SAS 1.75% 4/30/2030 (d)	EUR	290,000	322,535
Construction Materials - 0.0%
Holcim Finance Luxembourg SA 0.5% 4/23/2031 (d)	EUR	130,000	132,660
TOTAL MATERIALS			455,195
TOTAL SWITZERLAND			10,402,886
UNITED KINGDOM - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 3.625% 11/21/2047 (d)	GBP	110,000	103,537
British Telecommunications PLC 3.75% 1/3/2035 (d)	EUR	100,000	116,545
British Telecommunications PLC 3.75% 5/13/2031 (d)	EUR	270,000	325,387
			545,469
Media - 0.0%
Informa PLC 1.25% 4/22/2028 (d)	EUR	250,000	283,788
WPP Finance SA 4.125% 5/30/2028 (d)	EUR	170,000	205,064
			488,852
Wireless Telecommunication Services - 0.1%
CK Hutchison Group Telecom Finance SA 1.125% 10/17/2028 (d)	EUR	100,000	111,802
Vodafone Group PLC 6.375% 7/3/2050 (d)	GBP	110,000	151,292
Vodafone International Financing DAC 3.75% 12/2/2034 (d)	EUR	330,000	389,580
			652,674
TOTAL COMMUNICATION SERVICES			1,686,995
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Compass Group Finance Netherlands BV 3% 3/8/2030 (d)	EUR	220,000	258,829
Consumer Staples - 0.3%
Beverages - 0.1%
CCEP Finance Ireland DAC 0.875% 5/6/2033 (d)	EUR	210,000	206,866
Diageo Capital BV 1.5% 6/8/2029 (d)	EUR	240,000	270,231
Diageo Finance PLC 3.125% 2/28/2031 (d)	EUR	270,000	317,355
			794,452
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 1.875% 11/2/2028 (d)	GBP	380,000	480,461
Household Products - 0.0%
Reckitt Benckiser Treasury Services Nederland BV 0.75% 5/19/2030 (d)	EUR	400,000	428,305
Personal Care Products - 0.0%
Unilever Finance Netherlands BV 3.5% 2/15/2037 (d)	EUR	270,000	311,945
Tobacco - 0.2%
BAT International Finance PLC 2.25% 6/26/2028 (d)	GBP	240,000	307,859
BAT International Finance PLC 4.125% 4/12/2032 (d)	EUR	160,000	193,147
BAT Netherlands Finance BV 3.125% 4/7/2028 (d)	EUR	100,000	118,760
BAT Netherlands Finance BV 5.375% 2/16/2031 (d)	EUR	260,000	332,742
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (d)	EUR	220,000	278,793
			1,231,301
TOTAL CONSUMER STAPLES			3,246,464
Financials - 1.3%
Banks - 0.9%
Barclays PLC 0.577% 8/9/2029 (c)(d)	EUR	300,000	332,266
Barclays PLC 1.106% 5/12/2032 (c)(d)	EUR	110,000	114,398
Barclays PLC 1.125% 3/22/2031 (c)(d)	EUR	230,000	269,199
Barclays PLC 3.25% 1/17/2033	GBP	399,000	476,417
Barclays PLC 4.506% 1/31/2033 (c)(d)	EUR	170,000	209,363
Barclays PLC 4.973% 5/31/2036 (c)(d)	EUR	130,000	160,202
Barclays PLC 5.746% 7/31/2032 (c)(d)	GBP	130,000	181,125
HSBC Holdings PLC 3% 5/29/2030 (c)	GBP	130,000	167,051
HSBC Holdings PLC 3% 7/22/2028 (c)	GBP	110,000	145,427
HSBC Holdings PLC 3.313% 5/13/2030 (c)(d)	EUR	230,000	272,341
HSBC Holdings PLC 3.445% 9/25/2030 (c)(d)	EUR	200,000	237,357
HSBC Holdings PLC 3.608% 12/1/2033 (c)(d)	EUR	170,000	198,539
HSBC Holdings PLC 3.755% 5/20/2029 (c)(d)	EUR	210,000	251,711
HSBC Holdings PLC 4.768% 8/28/2031 (c)(d)	AUD	270,000	175,429
HSBC Holdings PLC 6.364% 11/16/2032 (c)(d)	EUR	270,000	336,292
HSBC Holdings PLC 8.201% 11/16/2034 (c)(d)	GBP	470,000	700,178
Lloyds Bank PLC 0.125% 9/23/2029 (d)	EUR	100,000	106,833
Lloyds Banking Group PLC 1.985% 12/15/2031 (c)	GBP	934,000	1,236,178
Lloyds Banking Group PLC 2% 4/12/2028 (c)(d)	GBP	140,000	183,619
Lloyds Banking Group PLC 3.5% 11/6/2030 (c)(d)	EUR	210,000	250,684
Lloyds Banking Group PLC 5.189% 5/28/2031 (c)(d)	AUD	370,000	244,784
Lloyds Banking Group PLC 5.25% 10/16/2031 (c)(d)	GBP	140,000	192,834
Lloyds Banking Group PLC 5.802% 3/17/2029 (c)	AUD	100,000	67,690
Lloyds Banking Group PLC 6.625% 6/2/2033 (c)(d)	GBP	160,000	224,061
NatWest Group PLC 1.043% 9/14/2032 (c)(d)	EUR	230,000	262,493
NatWest Group PLC 3.575% 9/12/2032 (c)(d)	EUR	240,000	284,841
NatWest Group PLC 3.632% 9/3/2034 (c)(d)	EUR	110,000	128,588
NatWest Group PLC 4.771% 2/16/2029 (c)(d)	EUR	120,000	146,896
NatWest Markets PLC 5.899% 8/23/2028 (d)	AUD	490,000	334,598
NatWest Markets PLC 6.375% 11/8/2027 (d)	GBP	280,000	391,448
Santander UK Group Holdings PLC 7.098% 11/16/2027 (c)(d)	GBP	110,000	151,922
Santander UK PLC 0.05% 1/12/2027 (d)	EUR	200,000	229,848
Santander UK PLC 3% 3/12/2029 (d)	EUR	390,000	462,922
Standard Chartered PLC 0.8% 11/17/2029 (c)(d)	EUR	110,000	121,841
Standard Chartered PLC 0.85% 1/27/2028 (c)(d)	EUR	107,000	123,534
Standard Chartered PLC 4.196% 3/4/2032 (c)(d)	EUR	120,000	146,086
			9,518,995
Capital Markets - 0.0%
London Stock Exchange Group PLC 1.75% 9/19/2029 (d)	EUR	110,000	124,167
Consumer Finance - 0.1%
Motability Operations Group PLC 1.5% 1/20/2041 (d)	GBP	340,000	261,720
Motability Operations Group PLC 3.5% 7/17/2031 (d)	EUR	330,000	389,963
Motability Operations Group PLC 4.25% 6/17/2035 (d)	EUR	130,000	155,674
			807,357
Financial Services - 0.2%
Clarion Funding PLC 1.25% 11/13/2032 (d)	GBP	120,000	127,666
Clarion Funding PLC 1.875% 1/22/2035 (d)	GBP	160,000	162,494
LCR Finance PLC 5.1% 3/7/2051	GBP	93,000	120,501
M&G PLC 5.625% 10/20/2051 (c)(d)	GBP	104,000	140,798
Nationwide Building Society 0.625% 3/25/2027 (d)	EUR	903,000	1,040,622
Nationwide Building Society 3% 3/3/2030 (d)	EUR	320,000	375,683
Nationwide Building Society 3.125% 8/18/2032 (d)	EUR	120,000	138,895
Nationwide Building Society 6.178% 12/7/2027 (c)(d)	GBP	110,000	151,034
			2,257,693
Insurance - 0.1%
Aviva PLC 6.875% 11/27/2053 (c)(d)	GBP	220,000	319,316
Legal & General Group PLC 5.125% 11/14/2048 (c)(d)	GBP	340,000	462,105
Pension Insurance Corp PLC 5.625% 9/20/2030 (d)	GBP	100,000	136,485
Phoenix Group Holdings PLC 5.867% 6/13/2029 (d)	GBP	100,000	138,867
Swiss RE Subordinated Finance PLC 3.89% 3/26/2033 (c)(d)	EUR	100,000	118,374
			1,175,147
TOTAL FINANCIALS			13,883,359
Health Care - 0.0%
Pharmaceuticals - 0.0%
GlaxoSmithKline Capital PLC 1.625% 5/12/2035 (d)	GBP	140,000	141,566
GSK Capital BV 3.25% 11/19/2036 (d)	EUR	110,000	124,462
TOTAL HEALTH CARE			266,028
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 7.375% 7/31/2050 (d)	GBP	120,000	171,842
AA Bond Co Ltd 8.45% 7/31/2050 (d)	GBP	130,000	186,477
			358,319
Transportation Infrastructure - 0.1%
Gatwick Funding Ltd 2.5% 4/15/2032 (d)	GBP	220,000	273,969
Gatwick Funding Ltd 3.875% 6/24/2035 (d)	EUR	120,000	139,200
Heathrow Funding Ltd 2.625% 3/16/2028 (d)	GBP	440,000	566,968
Heathrow Funding Ltd 3.661% 1/13/2033 (d)	CAD	215,000	155,301
Heathrow Funding Ltd 4.5% 7/11/2035 (d)	EUR	160,000	197,781
Heathrow Funding Ltd 4.9% 8/6/2039	CAD	90,000	66,726
			1,399,945
TOTAL INDUSTRIALS			1,758,264
Real Estate - 0.1%
Industrial REITs - 0.0%
Segro PLC 2.375% 10/11/2029 (d)	GBP	250,000	314,047
Real Estate Management & Development - 0.1%
Land Securities Capital Markets PLC 2.375% 3/29/2029 (d)	GBP	160,000	210,846
Land Securities Capital Markets PLC 4.75% 9/18/2033 (d)	GBP	140,000	189,403
London & Quadrant Housing Trust 2% 3/31/2032 (d)	GBP	112,000	126,705
London & Quadrant Housing Trust 2.25% 7/20/2029 (d)	GBP	160,000	197,856
Places for People Homes Ltd 3.625% 11/22/2028 (d)	GBP	190,000	249,044
Segro Capital Sarl 1.25% 3/23/2026 (d)	EUR	160,000	187,443
			1,161,297
TOTAL REAL ESTATE			1,475,344
Utilities - 0.5%
Electric Utilities - 0.1%
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (d)	GBP	250,000	316,323
National Grid Electricity Transmission PLC 0.823% 7/7/2032 (d)	EUR	140,000	139,984
National Grid Electricity Transmission PLC 1.375% 9/16/2026 (d)	GBP	200,000	264,819
National Grid Electricity Transmission PLC 5.221% 9/16/2031 (d)	CAD	200,000	154,475
Scottish Hydro Electric Transmission PLC 3.375% 11/2/2033 (d)	EUR	100,000	115,505
South Eastern Power Networks PLC 1.75% 9/30/2034 (d)	GBP	100,000	103,713
SSE PLC 3.5% 3/18/2032 (d)	EUR	130,000	154,166
			1,248,985
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.1% 9/15/2036 (d)	GBP	100,000	107,254
Multi-Utilities - 0.1%
Cadent Finance PLC 3.125% 3/21/2040 (d)	GBP	100,000	98,331
Cadent Finance PLC 4.25% 7/5/2029 (d)	EUR	270,000	330,526
National Grid PLC 0.163% 1/20/2028 (d)	EUR	220,000	245,893
National Grid PLC 0.25% 9/1/2028 (d)	EUR	130,000	143,168
National Grid PLC 3.875% 1/16/2029 (d)	EUR	220,000	265,810
			1,083,728
Water Utilities - 0.3%
Anglian Water Services Financing PLC 5.375% 11/10/2033 (d)	GBP	120,000	159,512
Anglian Water Services Financing PLC 5.875% 6/20/2031 (d)	GBP	250,000	348,380
DWR Cymru Financing UK PLC 2.5% 3/31/2036 (d)	GBP	110,000	111,738
Northumbrian Water Finance PLC 5.5% 10/2/2037 (d)	GBP	100,000	129,697
Severn Trent Utilities Finance PLC 2.625% 2/22/2033 (d)	GBP	100,000	115,199
Severn Trent Utilities Finance PLC 4% 3/5/2034 (d)	EUR	110,000	132,066
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (d)	GBP	100,000	128,594
SW Finance I PLC 1.625% 3/30/2027 (d)	GBP	150,000	193,122
SW Finance I PLC 2.375% 5/28/2028 (d)	GBP	320,000	403,215
SW Finance I PLC 6.875% 8/7/2032 (d)	GBP	100,000	139,860
United Utilities Water Finance PLC 0.875% 10/28/2029 (d)	GBP	200,000	237,330
United Utilities Water Finance PLC 1.75% 2/10/2038 (d)	GBP	110,000	96,922
United Utilities Water Finance PLC 3.75% 5/23/2034 (d)	EUR	100,000	116,949
Wessex Water Services Finance PLC 1.25% 1/12/2036 (d)	GBP	110,000	97,231
Yorkshire Water Finance PLC 1.75% 10/27/2032 (d)	GBP	220,000	235,046
Yorkshire Water Finance PLC 5.25% 4/28/2030 (d)	GBP	110,000	148,984
			2,793,845
TOTAL UTILITIES			5,233,812
TOTAL UNITED KINGDOM			27,809,095
UNITED STATES - 4.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T Inc 0.25% 3/4/2026	EUR	100,000	117,127
AT&T Inc 2.05% 5/19/2032	EUR	370,000	400,725
AT&T Inc 2.6% 5/19/2038	EUR	210,000	210,602
AT&T Inc 2.9% 12/4/2026	GBP	2,720,000	3,629,727
AT&T Inc 4.875% 6/1/2044	GBP	290,000	335,276
AT&T Inc 7% 4/30/2040	GBP	50,000	73,920
Verizon Communications Inc 1.125% 9/19/2035	EUR	220,000	202,281
Verizon Communications Inc 1.3% 5/18/2033	EUR	120,000	120,561
Verizon Communications Inc 2.1% 5/6/2026 (d)	AUD	200,000	132,451
Verizon Communications Inc 3.375% 10/27/2036	GBP	486,000	542,944
Verizon Communications Inc 3.75% 2/28/2036	EUR	160,000	185,769
			5,951,383
Entertainment - 0.0%
Netflix Inc 3.625% 6/15/2030 (d)	EUR	100,000	120,157
Interactive Media & Services - 0.1%
Alphabet Inc 3.375% 5/6/2037	EUR	340,000	387,557
Alphabet Inc 4.375% 11/6/2064	EUR	190,000	212,676
			600,233
Media - 0.0%
Comcast Corp 1.875% 2/20/2036	GBP	405,000	398,918
Time Warner Cable LLC 5.75% 6/2/2031	GBP	110,000	149,392
			548,310
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 3.15% 2/11/2032	EUR	350,000	406,818
TOTAL COMMUNICATION SERVICES			7,626,901
Consumer Discretionary - 0.3%
Automobiles - 0.1%
American Honda Finance Corp 3.95% 3/19/2032	EUR	150,000	179,809
General Motors Financial Co Inc 3.9% 1/12/2028 (d)	EUR	100,000	120,097
General Motors Financial Co Inc 4% 7/10/2030 (d)	EUR	170,000	205,591
Stellantis NV 2.75% 4/1/2032 (d)	EUR	200,000	217,903
Stellantis NV 3.375% 11/19/2028 (d)	EUR	350,000	415,429
Stellantis NV 3.875% 6/6/2031 (d)	EUR	120,000	141,048
Stellantis NV 4% 3/19/2034 (d)	EUR	100,000	114,526
			1,394,403
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings Inc 4.125% 5/12/2033	EUR	430,000	523,811
Booking Holdings Inc 4.5% 11/15/2031	EUR	150,000	186,710
Booking Holdings Inc 4.5% 5/9/2046	EUR	110,000	126,519
McDonald's Corp 1.6% 3/15/2031 (d)	EUR	200,000	217,649
McDonald's Corp 3% 5/31/2034 (d)	EUR	130,000	145,785
McDonald's Corp 4.107% 8/21/2032	CAD	370,000	271,612
			1,472,086
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp 0.25% 2/25/2028	EUR	606,000	656,925
TOTAL CONSUMER DISCRETIONARY			3,523,414
Consumer Staples - 0.4%
Beverages - 0.1%
Coca-Cola Co/The 0.375% 3/15/2033	EUR	906,000	867,747
PepsiCo Inc 0.4% 10/9/2032	EUR	440,000	429,791
			1,297,538
Consumer Staples Distribution & Retail - 0.1%
Mondelez International Holdings Netherlands BV 0.25% 9/9/2029 (d)	EUR	310,000	331,420
Mondelez International Holdings Netherlands BV 0.875% 10/1/2031 (d)	EUR	110,000	112,972
Nestle Finance International Ltd 0.25% 6/14/2029 (d)	EUR	120,000	130,914
Nestle Finance International Ltd 1.25% 11/2/2029 (d)	EUR	30,000	33,637
Nestle Finance International Ltd 3% 1/23/2031 (d)	EUR	200,000	236,376
Nestle Finance International Ltd 3.25% 1/23/2037 (d)	EUR	290,000	329,353
Nestle Holdings Inc 1.375% 6/23/2033 (d)	GBP	120,000	129,912
			1,304,584
Food Products - 0.0%
General Mills Inc 3.907% 4/13/2029	EUR	210,000	254,145
Mondelez International Inc 4.625% 7/3/2031	CAD	210,000	158,333
			412,478
Household Products - 0.1%
Procter & Gamble Co/The 1.8% 5/3/2029	GBP	381,000	480,714
Procter & Gamble Co/The 3.25% 8/2/2031	EUR	240,000	286,534
			767,248
Personal Care Products - 0.0%
Haleon Netherlands Capital BV 1.75% 3/29/2030 (d)	EUR	190,000	212,547
Tobacco - 0.1%
Altria Group Inc 2.2% 6/15/2027	EUR	398,000	465,381
Altria Group Inc 3.125% 6/15/2031	EUR	174,000	201,687
Philip Morris International Inc 1.45% 8/1/2039	EUR	100,000	82,996
Philip Morris International Inc 2% 5/9/2036	EUR	210,000	204,206
			954,270
TOTAL CONSUMER STAPLES			4,948,665
Energy - 0.1%
Energy Equipment & Services - 0.0%
Schlumberger Finance BV 2% 5/6/2032 (d)	EUR	230,000	250,232
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets BV 0.933% 12/4/2040 (d)	EUR	290,000	215,520
BP Capital Markets BV 1.467% 9/21/2041 (d)	EUR	100,000	79,315
BP Capital Markets PLC 1.637% 6/26/2029 (d)	EUR	100,000	113,267
Exxon Mobil Corp 0.835% 6/26/2032	EUR	160,000	161,961
Shell International Finance BV 0.5% 11/8/2031 (d)	EUR	310,000	314,397
			884,460
TOTAL ENERGY			1,134,692
Financials - 1.7%
Banks - 0.6%
Bank of America Corp 0.654% 10/26/2031 (c)(d)	EUR	200,000	208,050
Bank of America Corp 0.694% 3/22/2031 (c)(d)	EUR	486,000	515,421
Bank of America Corp 1.667% 6/2/2029 (c)(d)	GBP	100,000	126,787
Bank of America Corp 3.485% 3/10/2034 (c)(d)	EUR	160,000	186,731
Citigroup Inc 4.112% 9/22/2033 (c)(d)	EUR	220,000	267,283
Citigroup Inc 4.113% 4/29/2036 (c)	EUR	110,000	131,387
Citigroup Inc 4.55% 6/3/2035 (c)	CAD	220,000	162,653
Citigroup Inc 5.07% 4/29/2028 (c)	CAD	1,560,000	1,165,930
John Deere Bank SA 3.3% 10/15/2029 (d)	EUR	200,000	238,614
JPMorgan Chase & Co 0.389% 2/24/2028 (c)(d)	EUR	792,000	908,524
JPMorgan Chase & Co 1.001% 7/25/2031 (c)(d)	EUR	100,000	106,903
JPMorgan Chase & Co 1.638% 5/18/2028 (c)(d)	EUR	210,000	243,707
JPMorgan Chase & Co 3.588% 1/23/2036 (c)(d)	EUR	380,000	440,709
Wells Fargo & Co 2.125% 9/24/2031 (d)	GBP	350,000	413,570
Wells Fargo & Co 5.083% 4/26/2028 (c)	CAD	1,570,000	1,173,254
			6,289,523
Capital Markets - 0.3%
Athene Global Funding 0.832% 1/8/2027 (d)	EUR	140,000	161,615
Athene Global Funding 2.47% 6/9/2028 (d)	CAD	510,000	362,792
Athene Global Funding 3.41% 2/25/2030 (d)	EUR	150,000	176,181
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	EUR	150,000	172,012
GA Global Funding Trust 4.858% 7/22/2033 (d)	CAD	170,000	125,935
Goldman Sachs Group Inc/The 0.75% 3/23/2032 (d)	EUR	170,000	170,891
Goldman Sachs Group Inc/The 1% 3/18/2033 (d)	EUR	70,000	69,714
Goldman Sachs Group Inc/The 1.25% 2/7/2029 (d)	EUR	50,000	56,048
Goldman Sachs Group Inc/The 1.875% 12/16/2030 (d)	GBP	100,000	119,543
Goldman Sachs Group Inc/The 2% 11/1/2028 (d)	EUR	51,000	58,962
Goldman Sachs Group Inc/The 3.125% 7/25/2029 (d)	GBP	27,000	34,872
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (c)(d)	EUR	180,000	211,578
Morgan Stanley 0.495% 10/26/2029 (c)	EUR	100,000	109,984
Morgan Stanley 1.102% 4/29/2033 (c)	EUR	493,000	500,904
Morgan Stanley 3.749% 11/7/2036 (c)	EUR	240,000	277,478
Morgan Stanley 4.656% 3/2/2029 (c)	EUR	330,000	402,712
Morgan Stanley 5.789% 11/18/2033 (c)	GBP	170,000	240,886
Nasdaq Inc 0.875% 2/13/2030	EUR	100,000	107,582
			3,359,689
Consumer Finance - 0.1%
Ford Credit Canada Co/Canada 4.222% 1/10/2028	CAD	300,000	219,431
Ford Motor Credit Co LLC 4.165% 11/21/2028	EUR	160,000	191,793
Ford Motor Credit Co LLC 4.867% 8/3/2027	EUR	320,000	387,125
Ford Motor Credit Co LLC 5.625% 10/9/2028	GBP	280,000	381,160
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	130,000	163,145
General Motors Financial of Canada Ltd 3.15% 2/8/2027	CAD	200,000	145,902
John Deere Financial Ltd 4.45% 6/21/2030	AUD	290,000	188,573
			1,677,129
Financial Services - 0.4%
Berkshire Hathaway Inc 2.15% 3/15/2028	EUR	797,000	926,281
CRH SMW Finance DAC 4% 7/11/2031 (d)	EUR	120,000	146,301
DH Europe Finance II Sarl 0.75% 9/18/2031	EUR	456,000	470,069
DH Europe Finance II Sarl 1.35% 9/18/2039	EUR	192,000	165,701
Fidelity National Information Services Inc 1.5% 5/21/2027	EUR	758,000	877,258
Fiserv Inc 1.625% 7/1/2030	EUR	320,000	346,607
Nestle Capital Corp 4.55% 3/13/2030 (d)	AUD	1,740,000	1,148,579
Upjohn Finance BV 1.362% 6/23/2027 (d)	EUR	460,000	530,900
Visa Inc 2.375% 6/15/2034	EUR	210,000	230,540
			4,842,236
Insurance - 0.3%
Berkshire Hathaway Fin Corp 2.375% 6/19/2039	GBP	120,000	114,856
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	639,000	734,329
Marsh & McLennan Cos Inc 1.349% 9/21/2026	EUR	768,000	894,772
MassMutual Global Funding II 4.127% 7/15/2032 (d)	CAD	220,000	161,969
Metropolitan Life Global Funding I 0.5% 5/25/2029 (d)	EUR	100,000	108,277
Metropolitan Life Global Funding I 1.625% 10/12/2028 (d)	GBP	110,000	138,480
Metropolitan Life Global Funding I 2.45% 1/12/2029 (d)	CAD	230,000	164,510
Metropolitan Life Global Funding I 3.625% 3/26/2034 (d)	EUR	110,000	128,349
New York Life Global Funding 0.125% 7/23/2030 (d)	CHF	215,000	261,592
New York Life Global Funding 1.25% 12/17/2026 (d)	GBP	290,000	382,012
New York Life Global Funding 3.625% 1/9/2030 (d)	EUR	190,000	227,885
			3,317,031
TOTAL FINANCIALS			19,485,608
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe BV 3.25% 3/8/2034	EUR	170,000	195,816
Becton Dickinson & Co 3.828% 6/7/2032	EUR	110,000	131,736
Becton Dickinson Euro Finance Sarl 4.029% 6/7/2036	EUR	130,000	153,512
Medtronic Global Holdings SCA 1.625% 10/15/2050	EUR	170,000	115,068
Medtronic Global Holdings SCA 1.75% 7/2/2049	EUR	227,000	161,876
Medtronic Inc 4.2% 10/15/2045	EUR	100,000	114,231
Stryker Corp 1% 12/3/2031	EUR	200,000	206,807
Thermo Fisher Scientific Finance I BV 1.625% 10/18/2041	EUR	150,000	125,904
Thermo Fisher Scientific Finance I BV 2% 10/18/2051	EUR	170,000	124,452
			1,329,402
Health Care Providers & Services - 0.1%
McKesson Corp 3.125% 2/17/2029	GBP	573,000	747,096
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc 1.875% 10/1/2049	EUR	106,000	78,233
Pharmaceuticals - 0.2%
Eli Lilly & Co 1.7% 11/1/2049	EUR	140,000	104,623
Johnson & Johnson 3.2% 6/1/2032	EUR	260,000	308,782
Johnson & Johnson 3.6% 2/26/2045	EUR	160,000	176,843
MSD Netherlands Capital BV 3.25% 5/30/2032	EUR	170,000	200,109
MSD Netherlands Capital BV 3.7% 5/30/2044	EUR	100,000	110,359
Novartis Finance SA 1.375% 8/14/2030 (d)	EUR	340,000	376,041
Pfizer Inc 2.735% 6/15/2043 (d)	GBP	110,000	99,762
Pfizer Netherlands International Finance BV 3.25% 5/19/2032	EUR	220,000	258,843
Roche Finance Europe BV 3.227% 5/3/2030 (d)	EUR	380,000	454,463
Sanofi SA 0.875% 3/21/2029 (d)	EUR	700,000	777,566
			2,867,391
TOTAL HEALTH CARE			5,022,122
Industrials - 0.3%
Aerospace & Defense - 0.0%
GE Aerospace 2.125% 5/17/2037	EUR	230,000	229,235
Air Freight & Logistics - 0.0%
FedEx Corp 0.95% 5/4/2033	EUR	371,000	357,478
Building Products - 0.1%
Carrier Global Corp 4.125% 5/29/2028	EUR	260,000	314,642
Johnson Controls International plc / Tyco Fire & Security Finance SCA 3.125% 12/11/2033	EUR	100,000	113,515
			428,157
Electrical Equipment - 0.2%
Schneider Electric SE 3% 1/10/2031 (d)	EUR	300,000	352,785
Schneider Electric SE 3.25% 11/9/2027 (d)	EUR	1,100,000	1,308,792
			1,661,577
Industrial Conglomerates - 0.0%
Honeywell International Inc 0.75% 3/10/2032	EUR	150,000	151,178
Honeywell International Inc 3.75% 5/17/2032	EUR	110,000	130,937
			282,115
Machinery - 0.0%
CNH Industrial NV 3.75% 6/11/2031 (d)	EUR	140,000	166,480
Illinois Tool Works Inc 1% 6/5/2031	EUR	100,000	105,677
			272,157
Marine Transportation - 0.0%
AP Moller - Maersk A/S 3.75% 3/5/2032 (d)	EUR	120,000	144,606
TOTAL INDUSTRIALS			3,375,325
Information Technology - 0.1%
IT Services - 0.0%
IBM Corporation 1.2% 2/11/2040	EUR	272,000	220,042
IBM Corporation 4% 2/6/2043	EUR	100,000	113,027
IBM Corporation 4.875% 2/6/2038	GBP	140,000	177,163
			510,232
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 0.5% 11/15/2031	EUR	911,000	936,959
TOTAL INFORMATION TECHNOLOGY			1,447,191
Materials - 0.2%
Chemicals - 0.2%
Air Products and Chemicals Inc 0.5% 5/5/2028	EUR	1,223,000	1,369,169
Dow Chemical Co/The 1.875% 3/15/2040	EUR	232,000	191,285
Linde PLC 0.375% 9/30/2033 (d)	EUR	200,000	188,775
Linde PLC 1% 9/30/2051 (d)	EUR	100,000	56,748
Linde PLC 1.625% 3/31/2035 (d)	EUR	300,000	297,976
TOTAL MATERIALS			2,103,953
Real Estate - 0.4%
Diversified REITs - 0.3%
Digital Dutch Finco BV 1.5% 3/15/2030 (d)	EUR	100,000	109,496
Digital Intrepid Holding BV 0.625% 7/15/2031 (d)	EUR	280,000	279,291
Equinix Canada Financing Ltd 4% 11/15/2032	CAD	210,000	150,775
Equinix Europe 2 Financing Corp LLC 3.25% 3/15/2031	EUR	210,000	243,665
WPC Eurobond BV 2.25% 4/9/2026	EUR	870,000	1,021,148
			1,804,375
Industrial REITs - 0.1%
Prologis Euro Finance LLC 1.875% 1/5/2029	EUR	440,000	502,225
Prologis Euro Finance LLC 4% 5/5/2034	EUR	140,000	167,309
Prologis LP 2.25% 6/30/2029	GBP	619,000	781,128
Prologis LP 4.2% 2/15/2033	CAD	250,000	183,280
			1,633,942
Real Estate Management & Development - 0.0%
Digital Euro Finco LLC 4.25% 11/20/2037 (d)	EUR	120,000	137,407
Retail REITs - 0.0%
Realty Income Corp 1.75% 7/13/2033	GBP	413,000	443,259
Specialized REITs - 0.0%
American Tower Corp 1% 1/15/2032	EUR	140,000	143,149
American Tower Corp 3.625% 5/30/2032	EUR	100,000	118,247
Public Storage Operating Co 0.875% 1/24/2032	EUR	245,000	248,863
			510,259
TOTAL REAL ESTATE			4,529,242
Utilities - 0.1%
Electric Utilities - 0.0%
Duke Energy Corp 3.1% 6/15/2028	EUR	220,000	260,265
NextEra Energy Capital Holdings Inc 4.496% 5/15/2056 (c)	EUR	120,000	140,474
NextEra Energy Capital Holdings Inc 4.67% 6/12/2035	CAD	100,000	74,072
			474,811
Gas Utilities - 0.1%
National Grid North America Inc 3.247% 11/25/2029 (d)	EUR	470,000	557,037
National Grid North America Inc 3.631% 9/3/2031 (d)	EUR	130,000	155,095
			712,132
TOTAL UTILITIES			1,186,943
TOTAL UNITED STATES			54,384,056
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $351,632,081)			358,110,470

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
FRANCE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TotalEnergies SE 2% (b)(c)(d)	EUR	1,020,000	1,199,521
TotalEnergies SE 2.125% (b)(c)(d)	EUR	160,000	170,357
TOTAL ENERGY			1,369,878
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA 1.5% (b)(c)(d)	EUR	300,000	339,249
Veolia Environnement SA 1.625% (b)(c)(d)	EUR	100,000	117,014
TOTAL UTILITIES			456,263
TOTAL FRANCE			1,826,141
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(c)(d)	EUR	200,000	240,740
Volkswagen International Finance NV 4.625% (b)(c)(d)	EUR	300,000	365,761

TOTAL GERMANY			606,501
ITALY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 3.375% (b)(c)(d)	EUR	220,000	256,880
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA 1.375% (b)(c)(d)	EUR	430,000	492,812
Enel SpA 6.375% (b)(c)(d)	EUR	100,000	128,743
TOTAL UTILITIES			621,555
TOTAL ITALY			878,435
SPAIN - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol International Finance BV 4.247% (b)(c)(d)	EUR	200,000	240,678
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 1.575% (b)(c)(d)	EUR	300,000	343,210
Iberdrola International BV 1.825% (b)(c)(d)	EUR	100,000	111,711
TOTAL UTILITIES			454,921
TOTAL SPAIN			695,599
UNITED KINGDOM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(c)(d)	GBP	216,000	298,234
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.25% (b)(c)(d)	GBP	210,000	286,558
TOTAL PREFERRED SECURITIES (Cost $4,062,322)			4,591,468

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $4,449,425)	3.79	4,448,270	4,449,160

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $1,206,703,253)	1,167,287,288
NET OTHER ASSETS (LIABILITIES) - 0.6%	6,534,951
NET ASSETS - 100.0%	1,173,822,239

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	19	3/2026	2,593,713	(9,469)
ICE Long GILT Futures (United Kingdom)	7	3/2026	862,135	5,237

TOTAL FUTURES CONTRACTS				(4,232)
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	977,000	USD	654,103	Canadian Imperial Bank of Commerce	1/2026	(2,102)
AUD	186,000	USD	123,799	Morgan Stanley Capital Services LLC	1/2026	328
AUD	71,354,000	USD	47,808,108	Royal Bank of Canada	1/2026	(190,016)
CAD	3,483,000	USD	2,532,286	Canadian Imperial Bank of Commerce	1/2026	5,327
CAD	177,000	USD	128,779	JPMorgan Chase Bank NA	1/2026	178
CAD	120,922,408	USD	88,399,389	Royal Bank of Canada	1/2026	(298,840)
CAD	1,551,000	USD	1,132,104	JPMorgan Chase Bank NA	2/2026	(612)
CHF	371,000	USD	470,479	Bank of America NA	1/2026	(2,104)
CHF	14,471,000	USD	18,304,978	State Street Bank & Trust Co	1/2026	(35,820)
DKK	40,819,000	USD	6,430,510	JPMorgan Chase Bank NA	1/2026	(8,036)
EUR	631,919,000	USD	743,579,087	Bank of America NA	1/2026	(947,876)
EUR	3,207,000	USD	3,779,457	Canadian Imperial Bank of Commerce	1/2026	(10,591)
EUR	3,296,000	USD	3,872,269	State Street Bank & Trust Co	2/2026	6,503
GBP	82,912,000	USD	111,782,041	BNP Paribas SA	1/2026	(20,811)
GBP	1,058,000	USD	1,415,883	Brown Brothers Harriman & Co.	1/2026	10,248
GBP	283,000	USD	382,002	Brown Brothers Harriman & Co.	1/2026	(533)
HKD	908,000	USD	116,686	Royal Bank of Canada	1/2026	(17)
JPY	20,750,000	USD	133,468	Bank of America NA	1/2026	(999)
JPY	240,000,000	USD	1,537,249	Canadian Imperial Bank of Commerce	1/2026	(5,074)
JPY	22,569,550,000	USD	144,435,876	State Street Bank & Trust Co	1/2026	(350,393)
JPY	264,050,000	USD	1,683,921	State Street Bank & Trust Co	1/2026	1,791
JPY	325,350,000	USD	2,079,698	HSBC Bank USA NA	2/2026	2,718
NOK	20,260,000	USD	2,018,597	Canadian Imperial Bank of Commerce	1/2026	(8,676)
NZD	9,373,000	USD	5,441,495	State Street Bank & Trust Co	1/2026	(44,990)
SEK	613,000	USD	66,256	Brown Brothers Harriman & Co.	1/2026	327
SEK	904,000	USD	98,377	HSBC Bank USA NA	1/2026	(185)
SEK	101,424,000	USD	11,038,446	JPMorgan Chase Bank NA	1/2026	(21,881)
SGD	8,129,916	USD	6,333,930	Bank of America NA	1/2026	(9,116)
USD	126,437	AUD	193,000	BNP Paribas SA	1/2026	(2,362)
USD	43,545,246	AUD	67,371,000	Bank of America NA	1/2026	(1,414,791)
USD	3,183,547	AUD	4,777,000	Bank of America NA	1/2026	(4,384)
USD	117,539	AUD	176,000	HSBC Bank USA NA	1/2026	85
USD	47,970,884	AUD	71,590,000	Royal Bank of Canada	2/2026	187,547
USD	1,152,170	CAD	1,587,000	Brown Brothers Harriman & Co.	1/2026	(4,072)
USD	2,424,961	CAD	3,389,000	Canadian Imperial Bank of Commerce	1/2026	(44,166)
USD	3,472,031	CAD	4,785,000	JPMorgan Chase Bank NA	1/2026	(14,181)
USD	81,527,813	CAD	114,827,000	JPMorgan Chase Bank NA	1/2026	(2,131,799)
USD	88,580,975	CAD	121,018,000	Royal Bank of Canada	2/2026	295,415
USD	1,929,978	CHF	1,530,000	Brown Brothers Harriman & Co.	1/2026	(1,596)
USD	16,523,468	CHF	13,312,000	Goldman Sachs Bank USA	1/2026	(282,491)
USD	17,962,742	CHF	14,158,000	State Street Bank & Trust Co	2/2026	32,833
USD	93,105	DKK	598,000	Goldman Sachs Bank USA	1/2026	(984)
USD	5,028,732	DKK	32,423,000	HSBC Bank USA NA	1/2026	(72,713)
USD	1,227,404	DKK	7,798,000	JPMorgan Chase Bank NA	1/2026	464
USD	6,440,591	DKK	40,816,000	JPMorgan Chase Bank NA	2/2026	7,587
USD	710,127,265	EUR	612,308,000	Bank of America NA	1/2026	(9,457,099)
USD	18,574,022	EUR	15,801,000	JPMorgan Chase Bank NA	1/2026	4,687
USD	6,799,636	EUR	5,850,000	Royal Bank of Canada	1/2026	(75,284)
USD	1,495,163	EUR	1,277,000	State Street Bank & Trust Co	1/2026	(5,568)
USD	745,975,689	EUR	633,117,441	Bank of America NA	2/2026	915,571
USD	107,760,736	GBP	81,706,000	Bank of America NA	1/2026	(2,374,867)
USD	1,633,203	GBP	1,234,000	Royal Bank of Canada	1/2026	(30,168)
USD	1,758,346	GBP	1,313,000	Royal Bank of Canada	1/2026	(11,512)
USD	112,067,416	GBP	83,127,000	BNP Paribas SA	2/2026	20,565
USD	116,829	HKD	908,000	Canadian Imperial Bank of Commerce	1/2026	160
USD	119,760	HKD	931,000	Royal Bank of Canada	2/2026	9
USD	138,960,484	JPY	21,630,450,000	JPMorgan Chase Bank NA	1/2026	870,277
USD	9,416,395	JPY	1,463,900,000	State Street Bank & Trust Co	1/2026	70,761
USD	145,047,204	JPY	22,608,000,000	State Street Bank & Trust Co	2/2026	343,796
USD	1,976,344	NOK	20,260,000	HSBC Bank USA NA	1/2026	(33,576)
USD	2,022,228	NOK	20,296,000	Canadian Imperial Bank of Commerce	2/2026	8,552
USD	35,610	NZD	62,000	Bank of America NA	1/2026	(86)
USD	286,947	NZD	495,000	Brown Brothers Harriman & Co.	1/2026	1,951
USD	4,950,184	NZD	8,816,000	HSBC Bank USA NA	1/2026	(125,628)
USD	5,450,775	NZD	9,379,000	State Street Bank & Trust Co	2/2026	44,088
USD	10,560,537	SEK	100,700,000	Bank of America NA	1/2026	(377,387)
USD	242,657	SEK	2,241,000	Brown Brothers Harriman & Co.	1/2026	(758)
USD	10,979,897	SEK	100,738,000	JPMorgan Chase Bank NA	2/2026	21,045
USD	5,800,425	SGD	7,523,000	BNP Paribas SA	1/2026	(52,228)
USD	476,727	SGD	615,000	Brown Brothers Harriman & Co.	1/2026	(1,723)
USD	6,356,744	SGD	8,144,000	Bank of America NA	2/2026	8,697

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(15,616,585)
Unrealized Appreciation						2,861,510
Unrealized Depreciation						(18,478,095)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $839,701,983 or 71.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,948,281 or 20.5% of net assets.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $70,333.
(h)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $16,732,842.
(i)	Level 3 security.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,113,906	457,512,600	458,176,789	439,019	(292)	(265)	4,449,160	4,448,270	0.0%
Total	5,113,906	457,512,600	458,176,789	439,019	(292)	(265)	4,449,160

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	800,136,190	-	800,136,190	-

Non-Convertible Corporate Bonds
Communication Services	20,200,960	-	20,200,960	-
Consumer Discretionary	10,851,766	-	10,851,766	-
Consumer Staples	11,417,238	-	11,417,238	-
Energy	5,650,549	-	5,650,549	-
Financials	225,998,283	-	225,998,283	-
Health Care	7,614,083	-	7,614,083	-
Industrials	22,706,623	-	22,706,623	-
Information Technology	3,105,843	-	3,105,843	-
Materials	4,315,139	-	4,315,139	-
Real Estate	17,091,637	-	17,091,637	-
Utilities	29,158,349	-	29,158,349	-

Preferred Securities
Consumer Discretionary	606,501	-	606,501	-
Energy	2,153,994	-	2,153,994	-
Utilities	1,830,973	-	1,830,973	-

Money Market Funds	4,449,160	4,449,160	-	-
Total Investments in Securities:	1,167,287,288	4,449,160	1,162,838,128	-
Derivative Instruments:

Assets
Futures Contracts	5,237	5,237	-	-
Forward Foreign Currency Contracts	2,861,510	-	2,861,510	-
Total Assets	2,866,747	5,237	2,861,510	-

Liabilities
Futures Contracts	(9,469)	(9,469)	-	-
Forward Foreign Currency Contracts	(18,478,095)	-	(18,478,095)	-
Total Liabilities	(18,487,564)	(9,469)	(18,478,095)	-
Total Derivative Instruments:	(15,620,817)	(4,232)	(15,616,585)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	2,861,510	(18,478,095)
Total Foreign Exchange Risk	2,861,510	(18,478,095)
Interest Rate Risk
Futures Contracts (b)	5,237	(9,469)
Total Interest Rate Risk	5,237	(9,469)
Total Value of Derivatives	2,866,747	(18,487,564)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	924,268	(14,588,709)	-	13,664,441	-
BNP Paribas SA	20,565	(75,401)	-	-	(54,836)
Brown Brothers Harriman & Co	12,526	(8,682)	-	-	3,844
Canadian Imperial Bank of Commerce	14,039	(70,609)	-	-	(56,570)
Goldman Sachs Bank USA	-	(283,475)	-	254,493	(28,982)
HSBC Bank USA NA	2,803	(232,102)	-	229,299	-
JPMorgan Chase Bank NA	904,238	(2,176,509)	-	1,272,271	-
Morgan Stanley Capital Services LLC	328	-	-	-	328
Royal Bank of Canada	482,971	(605,837)	-	-	(122,866)
State Street Bank & Trust Co	499,772	(436,771)	-	-	63,001
Total	$2,861,510	$(18,478,095)	$-	$15,420,504	$(196,081)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,202,253,828)	$1,162,838,128
Fidelity Central Funds (cost $4,449,425)	4,449,160

Total Investment in Securities (cost $1,206,703,253)		$1,167,287,288
Foreign currency held at value (cost $736,070)		735,748
Unrealized appreciation on forward foreign currency contracts		2,861,510
Receivable for fund shares sold		12,795,617
Dividends receivable		98,987
Interest receivable		10,429,764
Distributions receivable from Fidelity Central Funds		25,302
Total assets		1,194,234,216
Liabilities
Payable for investments purchased	$1,270,764
Unrealized depreciation on forward foreign currency contracts	18,478,095
Payable for fund shares redeemed	604,141
Accrued management fee	57,380
Payable for daily variation margin on futures contracts	937
Other payables and accrued expenses	660
Total liabilities		20,411,977
Net Assets		$1,173,822,239
Net Assets consist of:
Paid in capital		$1,233,664,182
Total accumulated earnings (loss)		(59,841,943)
Net Assets		$1,173,822,239
Net Asset Value, offering price and redemption price per share ($1,173,822,239 ÷ 127,988,164 shares)		$9.17
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$114,311
Interest		24,667,524
Income from Fidelity Central Funds		439,019
Income before foreign taxes withheld		$25,220,854
Less foreign taxes withheld		(64,402)
Total income		25,156,452
Expenses
Management fee	$597,074
Independent trustees' fees and expenses	2,368
Interest	7,201
Total expenses before reductions	606,643
Expense reductions	(822)
Total expenses after reductions		605,821
Net Investment income (loss)		24,550,631
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $31,829)	(8,601,136)
Fidelity Central Funds	(292)
Forward foreign currency contracts	(20,787,034)
Foreign currency transactions	(434,506)
Futures contracts	(75,848)
Total net realized gain (loss)		(29,898,816)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $9,686)	67,521,254
Fidelity Central Funds	(265)
Forward foreign currency contracts	(36,613,263)
Assets and liabilities in foreign currencies	309,582
Futures contracts	50,867
Total change in net unrealized appreciation (depreciation)		31,268,175
Net gain (loss)		1,369,359
Net increase (decrease) in net assets resulting from operations		$25,919,990
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,550,631	$18,308,160
Net realized gain (loss)	(29,898,816)	19,900,016
Change in net unrealized appreciation (depreciation)	31,268,175	437,924
Net increase (decrease) in net assets resulting from operations	25,919,990	38,646,100
Distributions to shareholders	(43,608,599)	(29,309,897)

Share transactions
Proceeds from sales of shares	484,338,334	285,045,271
Reinvestment of distributions	40,709,720	27,547,863
Cost of shares redeemed	(250,616,509)	(154,538,642)

Net increase (decrease) in net assets resulting from share transactions	274,431,545	158,054,492
Total increase (decrease) in net assets	256,742,936	167,390,695

Net Assets
Beginning of period	917,079,303	749,688,608
End of period	$1,173,822,239	$917,079,303

Other Information
Shares
Sold	51,867,046	30,762,599
Issued in reinvestment of distributions	4,418,366	2,987,250
Redeemed	(26,888,121)	(16,688,594)
Net increase (decrease)	29,397,291	17,061,255

Financial Highlights
Fidelity® International Bond Index Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.30	$9.20	$8.81	$9.98	$10.22
Income from Investment Operations
Net investment income (loss) A,B	.230	.207	.171	.113	.079
Net realized and unrealized gain (loss)	.015	.213	.481	(1.193)	(.257)
Total from investment operations	.245	.420	.652	(1.080)	(.178)
Distributions from net investment income	(.375)	(.320)	(.262)	(.090)	(.062)
Total distributions	(.375)	(.320)	(.262)	(.090)	(.062)
Net asset value, end of period	$9.17	$9.30	$9.20	$8.81	$9.98
Total Return C	2.66%	4.64%	7.48%	(10.84)%	(1.74)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions, if any	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.47%	2.24%	1.91%	1.23%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,173,822	$917,079	$749,689	$626,063	$598,137
Portfolio turnover rate F	64%	19%	22%	22%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity International Bond Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards and losses deferred due to futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,908,280
Gross unrealized depreciation	(81,208,862)
Net unrealized appreciation (depreciation)	$(46,300,582)
Tax Cost	$1,197,449,049

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,734,427
Capital loss carryforward	$(17,389,110)
Net unrealized appreciation (depreciation) on securities and other investments	$(46,187,261)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,555,597)
Long-term	(11,833,513)
Total capital loss carryforward	$(17,389,110)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$43,608,599	$29,309,897

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity International Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(20,787,034)	(36,613,263)
Total Foreign Exchange Risk	(20,787,034)	(36,613,263)
Interest Rate Risk
Futures Contracts	(75,848)	50,867
Total Interest Rate Risk	(75,848)	50,867
Totals	(20,862,882)	(36,562,396)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity International Bond Index Fund	3,119,327,671

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Bond Index Fund	823,573,901	633,448,036
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity International Bond Index Fund	Borrower	8,085,429	4.58%	7,201

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $822.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity International Bond Index Fund	25%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Bond Index Fund	35%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity International Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity International Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $13,419,718 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity® International Bond Index Fund
	04/07/2025	$0.0636	$0.0001
	07/14/2025	$0.0428	$0.0001
	10/06/2025	$0.0418	$0.0001
	12/18/2025	$0.2081	$0.0005

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the total peer group for 2024 and equal to the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9896131.106
IBI-ANN-0226
Fidelity® Inflation-Protected Bond Index Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Inflation-Protected Bond Index Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.34 to 2.60	118,503,321	64,086,197
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.13 to 2.55	125,173,621	66,301,573
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.63	160,447,565	92,476,395
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.43 to 2.47	142,830,461	106,415,911
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.53 to 2.77	167,226,305	130,326,628
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.50 to 2.49	195,838,920	142,947,122
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.38 to 2.37	154,152,037	111,269,712
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.48 to 2.46	82,181,598	62,027,808
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.42 to 2.65	101,853,564	74,481,080
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 2.63	40,464,922	29,140,412
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.40	150,428,452	126,079,666
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.64	161,725,356	126,230,713
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	-1.54 to 2.43	88,909,311	89,581,526
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.56 to 1.55	76,098,171	75,399,198
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.59 to 2.33	87,038,275	85,288,234
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.59	88,984,973	80,034,151
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.79 to 2.10	148,757,229	149,944,952
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	161,825,076	153,663,531
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.47 to 1.74	153,240,502	158,201,109
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 2.55	63,738,632	70,383,461
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.54 to 3.04	192,239,622	201,757,014
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.34 to 2.51	141,737,965	152,713,743
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.27 to 2.48	340,507,584	323,029,426
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.09 to 1.84	393,143,076	366,553,552
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 1.99	386,234,321	353,023,838
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.06	377,724,018	370,927,900
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.20 to 2.17	369,684,477	348,959,775
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	366,148,501	339,335,584
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.35 to 1.95	258,493,774	249,101,115
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.71 to 1.25	231,546,067	228,687,871
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.65 to 2.12	238,028,060	235,284,721
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.69	319,212,252	313,636,282
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.86	354,725,060	332,877,366
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.56 to 1.77	275,192,791	271,933,241
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.44 to 1.81	192,168,325	189,231,091
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	352,027,886	337,866,392
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.26 to 1.39	249,872,832	246,469,665
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.00 to 2.29	322,769,970	321,499,567
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	426,874,948	416,207,255
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.93 to 2.49	310,626,683	313,006,631
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.18 to 1.99	335,556,527	338,914,444
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.28 to 1.64	332,937,675	334,673,760
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.62 to 2.13	387,494,199	385,415,872
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.06	405,712,886	407,453,308
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.77 to 1.97	419,200,002	418,175,608
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.70 to 2.12	449,632,292	457,692,452
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.30 to 2.29	328,787,299	335,770,923
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.27 to 2.43	342,657,975	352,907,189
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,330,370,932)			10,937,384,964

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $59,176,649)	3.79	59,162,155	59,173,987

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,389,547,581)	10,996,558,951
NET OTHER ASSETS (LIABILITIES) - 0.0%	553,033
NET ASSETS - 100.0%	10,997,111,984

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,517,166	1,181,639,200	1,123,979,626	1,406,810	(91)	(2,662)	59,173,987	59,162,155	0.1%
Fidelity Securities Lending Cash Central Fund	-	259,356,362	259,356,362	1,119	-	-	-	-	0.0%
Total	1,517,166	1,440,995,562	1,383,335,988	1,407,929	(91)	(2,662)	59,173,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	10,937,384,964	-	10,937,384,964	-

Money Market Funds	59,173,987	59,173,987	-	-
Total Investments in Securities:	10,996,558,951	59,173,987	10,937,384,964	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,330,370,932)	$10,937,384,964
Fidelity Central Funds (cost $59,176,649)	59,173,987

Total Investment in Securities (cost $11,389,547,581)		$10,996,558,951
Receivable for investments sold		81,141,076
Receivable for fund shares sold		32,640,952
Interest receivable		48,837,743
Distributions receivable from Fidelity Central Funds		70,275
Total assets		11,159,248,997
Liabilities
Payable for investments purchased	$108,981,649
Payable for fund shares redeemed	52,699,774
Accrued management fee	455,590
Total liabilities		162,137,013
Net Assets		$10,997,111,984
Net Assets consist of:
Paid in capital		$12,203,029,588
Total accumulated earnings (loss)		(1,205,917,604)
Net Assets		$10,997,111,984
Net Asset Value, offering price and redemption price per share ($10,997,111,984 ÷ 1,206,509,093 shares)		$9.11
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$459,045,028
Income from Fidelity Central Funds (including $1,119 from security lending)		1,407,929
Total income		460,452,957
Expenses
Management fee	$5,059,716
Independent trustees' fees and expenses	24,210
Total expenses before reductions	5,083,926
Expense reductions	(150)
Total expenses after reductions		5,083,776
Net Investment income (loss)		455,369,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(85,629,986)
Fidelity Central Funds	(91)
Total net realized gain (loss)		(85,630,077)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	272,036,614
Fidelity Central Funds	(2,662)
Total change in net unrealized appreciation (depreciation)		272,033,952
Net gain (loss)		186,403,875
Net increase (decrease) in net assets resulting from operations		$641,773,056
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$455,369,181	$339,747,159
Net realized gain (loss)	(85,630,077)	(235,280,678)
Change in net unrealized appreciation (depreciation)	272,033,952	78,987,955
Net increase (decrease) in net assets resulting from operations	641,773,056	183,454,436
Distributions to shareholders	(435,504,954)	(320,609,745)
Distributions to shareholders from tax return of capital	-	(11,580,879)

Total Distributions	(435,504,954)	(332,190,624)
Share transactions
Proceeds from sales of shares	4,404,791,219	2,418,569,364
Reinvestment of distributions	388,208,100	299,789,734
Cost of shares redeemed	(2,971,275,745)	(3,377,400,877)

Net increase (decrease) in net assets resulting from share transactions	1,821,723,574	(659,041,779)
Total increase (decrease) in net assets	2,027,991,676	(807,777,967)

Net Assets
Beginning of period	8,969,120,308	9,776,898,275
End of period	$10,997,111,984	$8,969,120,308

Other Information
Shares
Sold	478,371,613	265,587,532
Issued in reinvestment of distributions	42,310,123	33,211,045
Redeemed	(323,132,525)	(371,257,186)
Net increase (decrease)	197,549,211	(72,458,609)

Financial Highlights
Fidelity® Inflation-Protected Bond Index Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$9.04	$9.02	$11.16	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.414	.333	.346	.748	.593
Net realized and unrealized gain (loss)	.187	(.150)	(.005)	(2.088)	.058
Total from investment operations	.601	.183	.341	(1.340)	.651
Distributions from net investment income	(.381)	(.321)	(.321)	(.800)	(.531)
Distributions from tax return of capital	-	(.012)	-	-	-
Total distributions	(.381)	(.333)	(.321)	(.800)	(.531)
Net asset value, end of period	$9.11	$8.89	$9.04	$9.02	$11.16
Total Return C	6.79%	2.01%	3.78%	(12.05)%	5.93%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	4.50%	3.66%	3.78%	7.22%	5.27%
Supplemental Data
Net assets, end of period (000 omitted)	$10,997,112	$8,969,120	$9,776,898	$9,256,051	$11,771,837
Portfolio turnover rate F	19%	23% G	31%	28%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,572,100
Gross unrealized depreciation	(480,372,041)
Net unrealized appreciation (depreciation)	$(427,799,941)
Tax Cost	$11,424,358,892

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(778,117,664)
Net unrealized appreciation (depreciation) on securities and other investments	$(427,799,941)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(180,291,525)
Long-term	(597,826,139)
Total capital loss carryforward	$(778,117,664)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$435,504,954	$320,609,745
Tax Return of Capital	-	11,580,879
Total	$435,504,954	$332,190,624
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Inflation-Protected Bond Index Fund	25,563,399	2,816,699	237,483,980
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Inflation-Protected Bond Index Fund	120	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $150.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Inflation-Protected Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $337,796,074 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $433,503,270 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Inflation-Protected Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.939238.113
PIB-I-PIB-AI-ANN-0226
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 97.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	1.24 to 1.92	184,485,914	185,880,755
US Treasury Bonds Inflation-Indexed 2% 1/15/2026	-1.98 to 2.65	120,712,007	120,480,789
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.27 to 2.18	152,480,935	153,698,389
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.71 to 1.89	164,850,072	170,186,497
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.10 to 1.91	184,201,395	193,320,830
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.25 to 2.29	183,803,392	198,036,596
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.21 to 1.82	380,674,432	361,134,521
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.83 to 1.97	427,167,111	423,196,278
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.89 to 2.54	287,214,826	284,698,834
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 1.89	397,511,487	390,359,347
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-1.91 to 2.32	319,405,492	317,528,620
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.07 to 1.36	369,809,440	349,077,732
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.17 to 1.80	317,466,248	305,930,759
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.74 to 2.40	345,056,601	340,797,234
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-0.17 to 1.69	423,479,921	418,599,198
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	1.31 to 1.85	382,607,797	375,924,439
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	-1.97 to 2.71	316,954,057	316,185,682
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	0.92 to 1.76	351,265,512	347,104,910
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	0.96 to 1.89	317,606,313	312,751,799
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.26 to 1.39	517,134,240	510,091,080
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.27 to 1.96	369,731,518	368,276,277
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.07 to 2.23	435,487,192	438,823,792
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.99	485,995,332	490,858,692
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.34 to 1.57	508,663,305	511,315,702
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.05 to 2.29	478,674,986	488,842,306
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.04 to 2.43	390,241,984	401,914,480
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,744,917,187)			8,775,015,538

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $77,451,190)	3.79	77,435,703	77,451,190

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $8,822,368,377)	8,852,466,728
NET OTHER ASSETS (LIABILITIES) - 1.3%	116,120,424
NET ASSETS - 100.0%	8,968,587,152

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,312,713	2,210,191,755	2,136,061,427	5,211,457	8,149	-	77,451,190	77,435,703	0.1%
Total	3,312,713	2,210,191,755	2,136,061,427	5,211,457	8,149	-	77,451,190

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	8,775,015,538	-	8,775,015,538	-

Money Market Funds	77,451,190	77,451,190	-	-
Total Investments in Securities:	8,852,466,728	77,451,190	8,775,015,538	-
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,744,917,187)	$8,775,015,538
Fidelity Central Funds (cost $77,451,190)	77,451,190

Total Investment in Securities (cost $8,822,368,377)		$8,852,466,728
Receivable for fund shares sold		319,394,084
Interest receivable		26,735,957
Distributions receivable from Fidelity Central Funds		406,258
Total assets		9,199,003,027
Liabilities
Payable for investments purchased	$229,322,737
Payable for fund shares redeemed	1,087,971
Other payables and accrued expenses	5,167
Total liabilities		230,415,875
Net Assets		$8,968,587,152
Net Assets consist of:
Paid in capital		$9,066,204,374
Total accumulated earnings (loss)		(97,617,222)
Net Assets		$8,968,587,152
Net Asset Value, offering price and redemption price per share ($8,968,587,152 ÷ 911,123,288 shares)		$9.84
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$346,423,582
Income from Fidelity Central Funds		5,211,457
Total income		351,635,039
Expenses
Custodian fees and expenses	$30,183
Independent trustees' fees and expenses	19,710
Total expenses before reductions	49,893
Expense reductions	(4,878)
Total expenses after reductions		45,015
Net Investment income (loss)		351,590,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,296,227)
Fidelity Central Funds	8,149
Total net realized gain (loss)		(20,288,078)
Change in net unrealized appreciation (depreciation) on investment securities		132,752,407
Net gain (loss)		112,464,329
Net increase (decrease) in net assets resulting from operations		$464,054,353
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$351,590,024	$264,387,187
Net realized gain (loss)	(20,288,078)	(42,176,299)
Change in net unrealized appreciation (depreciation)	132,752,407	146,117,915
Net increase (decrease) in net assets resulting from operations	464,054,353	368,328,803
Distributions to shareholders	(326,890,790)	(224,620,483)
Distributions to shareholders from tax return of capital	-	(15,688,981)

Total Distributions	(326,890,790)	(240,309,464)
Share transactions
Proceeds from sales of shares	3,724,187,506	3,326,150,090
Reinvestment of distributions	326,890,790	240,309,464
Cost of shares redeemed	(4,366,847,671)	(1,687,529,375)

Net increase (decrease) in net assets resulting from share transactions	(315,769,375)	1,878,930,179
Total increase (decrease) in net assets	(178,605,812)	2,006,949,518

Net Assets
Beginning of period	9,147,192,964	7,140,243,446
End of period	$8,968,587,152	$9,147,192,964

Other Information
Shares
Sold	372,854,225	342,018,194
Issued in reinvestment of distributions	33,017,774	24,825,599
Redeemed	(442,004,282)	(173,400,296)
Net increase (decrease)	(36,132,283)	193,443,497

Financial Highlights
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund

Years ended December 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$9.47	$9.28	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.439	.314	.265	.531	.127
Net realized and unrealized gain (loss)	.137	.145	.166	(.814)	.005
Total from investment operations	.576	.459	.431	(.283)	.132
Distributions from net investment income	(.396)	(.251)	(.241)	(.477)	(.071)
Distributions from tax return of capital	-	(.018)	-	(.010)	(.011)
Total distributions	(.396)	(.269)	(.241)	(.487)	(.082)
Net asset value, end of period	$9.84	$9.66	$9.47	$9.28	$10.05
Total Return D,E	5.99%	4.86%	4.65%	(2.84)%	1.33%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-%	-%	-%	-%	-% I
Net investment income (loss)	4.41%	3.26%	2.81%	5.38%	3.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,968,587	$9,147,193	$7,140,243	$6,507,450	$4,199,988
Portfolio turnover rate J	38%	28%	31%	21% K	33% K

AFor the period August 13, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.4%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.53 to 2.31	335,240,126	181,296,732
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.59	304,462,498	161,266,746
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.62	294,616,383	169,806,636
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.58 to 2.36	273,324,795	203,640,785
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.62 to 2.61	451,033,945	351,510,086
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.53 to 2.04	353,612,665	258,109,638
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.53 to 2.58	224,140,066	161,788,330
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.53 to 1.89	360,734,618	272,269,924
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.53 to 2.60	242,471,138	177,308,594
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.54 to 2.61	207,725,557	149,591,497
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.51	362,427,499	303,763,931
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.43 to 2.56	258,288,246	201,600,480
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.74 to 2.24	161,851,482	160,364,851
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.70 to 2.36	239,170,109	234,361,218
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.00 to 2.61	327,827,370	294,851,865
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.76	349,596,524	331,964,844
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 1.74	86,737,297	95,779,763
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 2.11	793,237,222	739,588,051
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.71 to 2.47	921,387,576	842,161,770
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.13 to 2.09	811,187,417	751,784,468
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.03	919,717,455	863,071,596
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	925,082,067	887,867,561
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.49	900,135,160	877,640,596
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.25	928,432,625	923,452,971
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.55 to 2.24	1,013,492,289	1,017,839,955
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.77 to 1.97	1,053,374,364	1,050,800,247
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.77 to 2.12	1,024,105,124	1,042,463,349
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,681,811,000)			12,705,946,484

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $6,908,812)	3.79	6,907,304	6,908,685

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $13,688,719,812)	12,712,855,169
NET OTHER ASSETS (LIABILITIES) - 0.6%	73,677,802
NET ASSETS - 100.0%	12,786,532,971

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,356,380	517,659,899	520,109,157	437,714	1,690	(127)	6,908,685	6,907,304	0.0%
Total	9,356,380	517,659,899	520,109,157	437,714	1,690	(127)	6,908,685

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	12,705,946,484	-	12,705,946,484	-

Money Market Funds	6,908,685	6,908,685	-	-
Total Investments in Securities:	12,712,855,169	6,908,685	12,705,946,484	-
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,681,811,000)	$12,705,946,484
Fidelity Central Funds (cost $6,908,812)	6,908,685

Total Investment in Securities (cost $13,688,719,812)		$12,712,855,169
Cash		5,224,879
Receivable for investments sold		25,575,321
Receivable for fund shares sold		225,906,254
Interest receivable		69,115,800
Distributions receivable from Fidelity Central Funds		30,323
Total assets		13,038,707,746
Liabilities
Payable for investments purchased	$241,692,969
Payable for fund shares redeemed	10,473,814
Other payables and accrued expenses	7,992
Total liabilities		252,174,775
Net Assets		$12,786,532,971
Net Assets consist of:
Paid in capital		$15,122,830,112
Total accumulated earnings (loss)		(2,336,297,141)
Net Assets		$12,786,532,971
Net Asset Value, offering price and redemption price per share ($12,786,532,971 ÷ 1,686,751,965 shares)		$7.58
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$564,410,904
Income from Fidelity Central Funds		437,714
Total income		564,848,618
Expenses
Custodian fees and expenses	$47,719
Independent trustees' fees and expenses	28,397
Total expenses		76,116
Net Investment income (loss)		564,772,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(434,640,455)
Fidelity Central Funds	1,690
Total net realized gain (loss)		(434,638,765)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	701,829,555
Fidelity Central Funds	(127)
Total change in net unrealized appreciation (depreciation)		701,829,428
Net gain (loss)		267,190,663
Net increase (decrease) in net assets resulting from operations		$831,963,165
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$564,772,502	$393,966,395
Net realized gain (loss)	(434,638,765)	(369,492,835)
Change in net unrealized appreciation (depreciation)	701,829,428	(82,492,244)
Net increase (decrease) in net assets resulting from operations	831,963,165	(58,018,684)
Distributions to shareholders	(528,472,547)	(352,832,046)
Distributions to shareholders from tax return of capital	-	(20,783,643)

Total Distributions	(528,472,547)	(373,615,689)
Share transactions
Proceeds from sales of shares	3,089,898,968	2,862,067,705
Reinvestment of distributions	528,472,547	373,615,689
Cost of shares redeemed	(1,977,808,698)	(1,846,064,557)

Net increase (decrease) in net assets resulting from share transactions	1,640,562,817	1,389,618,837
Total increase (decrease) in net assets	1,944,053,435	957,984,464

Net Assets
Beginning of period	10,842,479,536	9,884,495,072
End of period	$12,786,532,971	$10,842,479,536

Other Information
Shares
Sold	403,839,077	373,482,174
Issued in reinvestment of distributions	69,134,195	48,914,975
Redeemed	(257,977,799)	(241,211,094)
Net increase (decrease)	214,995,473	181,186,055

Financial Highlights
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund

Years ended December 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.37	$7.66	$7.70	$10.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.366	.287	.290	.579	.158
Net realized and unrealized gain (loss)	.176	(.313)	(.077)	(2.494)	.061
Total from investment operations	.542	(.026)	.213	(1.915)	.219
Distributions from net investment income	(.332)	(.249)	(.253)	(.514)	(.089)
Distributions from net realized gain	-	-	-	(.001)	-
Distributions from tax return of capital	-	(.015)	-	-	-
Total distributions	(.332)	(.264)	(.253)	(.515)	(.089)
Net asset value, end of period	$7.58	$7.37	$7.66	$7.70	$10.13
Total Return D,E	7.38%	(.42)%	2.81%	(19.04)%	2.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-%	-%	-%	-%	-% I
Net investment income (loss)	4.79%	3.76%	3.73%	6.57%	4.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,786,533	$10,842,480	$9,884,495	$8,584,288	$7,218,254
Portfolio turnover rate J	25%	26%	31%	31% K	31% K

AFor the period August 13, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,748,378,117	106,860,302	(2,771,691)	104,088,611
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,642,420,154	61,759,432	(991,324,417)	(929,564,985)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	(201,705,832)	104,088,611
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	(1,406,732,156)	(929,564,985)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	(73,902,450)	(127,803,382)	(201,705,832)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	(207,386,663)	(1,199,345,493)	(1,406,732,156)

The tax character of distributions paid was as follows:

December 31, 2025
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	326,890,790	-	326,890,790
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	528,472,547	-	528,472,547

December 31, 2024
	Ordinary Income ($)	Tax Return of Capital ($)	Total ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	224,620,483	15,688,981	240,309,464
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	352,832,046	20,783,643	373,615,689
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4,878
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (two of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period August 13, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the four years in the period ended December 31, 2025 and for the period August 13, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	98.85%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	99.94%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	$326,318,065
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	$524,759,187

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.  The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the funds.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the funds are designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, 529 plans and collective investment trusts that invest in each fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2028.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund, with limited exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.9901939.104
SYI-ANN-0226
Fidelity® SAI International Credit Fund

Annual Report
December 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI International Credit Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 11.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Australian Commonwealth 1.25% 5/21/2032	AUD	7,575,000	4,163,949
Australian Commonwealth 1.75% 11/21/2032 (c)	AUD	3,500,000	1,957,267
Australian Commonwealth 3.5% 12/21/2034 (c)	AUD	2,500,000	1,523,976
Australian Commonwealth 3.75% 5/21/2034 (c)	AUD	3,900,000	2,442,237
TOTAL AUSTRALIA			10,087,429
CANADA - 3.8%
Canadian Government 1.5% 12/1/2031	CAD	14,565,000	9,696,347
Canadian Government 1.5% 6/1/2031	CAD	22,775,000	15,316,908
Canadian Government 2% 6/1/2032	CAD	29,270,000	19,901,952
Canadian Government 2.5% 12/1/2032	CAD	22,550,000	15,729,113
Canadian Government 2.75% 6/1/2033	CAD	165,000	116,431
Canadian Government 3% 6/1/2034	CAD	8,675,000	6,176,725
Canadian Government 3.25% 12/1/2033	CAD	6,200,000	4,511,169
TOTAL CANADA			71,448,645
JAPAN - 3.4%
Japan Government 0.1% 9/20/2028	JPY	1,748,550,000	10,828,530
Japan Government 0.9% 9/1/2027	JPY	2,110,000,000	13,427,003
Japan Government Treasury Bills 0% 2/16/2026 (j)	JPY	2,145,250,000	13,684,282
Japan Government Treasury Bills 0% 3/2/2026 (j)	JPY	3,000,000,000	19,131,786
Japan Government Treasury Bills 0% 3/23/2026 (j)	JPY	1,308,500,000	8,341,483
TOTAL JAPAN			65,413,084
MULTI-NATIONAL - 3.0%
European Union 3.375% 12/12/2035 (c)	EUR	28,787,000	34,320,492
European Union 3.75% 10/12/2045 (c)	EUR	2,220,000	2,573,191
European Union 4% 4/4/2044 (c)	EUR	17,165,000	20,707,239
TOTAL MULTI-NATIONAL			57,600,922
ROMANIA - 0.7%
Romanian Republic 2.124% 7/16/2031 (c)	EUR	2,425,000	2,499,868
Romanian Republic 5.875% 7/11/2032 (c)	EUR	5,725,000	7,019,680
Romanian Republic 6.375% 9/18/2033 (c)	EUR	3,770,000	4,745,269
TOTAL ROMANIA			14,264,817
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $217,695,491)			218,814,897

Non-Convertible Corporate Bonds - 58.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.9%
Financials - 1.6%
Banks - 1.3%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(c)	GBP	7,840,000	10,566,375
Commonwealth Bank of Australia 2.688% 3/11/2031 (h)		6,940,000	6,319,896
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(c)	EUR	5,655,000	6,606,945
			23,493,216
Financial Services - 0.1%
Cimic Finance Ltd 1.5% 5/28/2029 (c)	EUR	2,104,000	2,305,134
Insurance - 0.2%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(c)	GBP	3,454,000	4,413,988
TOTAL FINANCIALS			30,212,338
Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	8,900,000	6,116,707
TOTAL AUSTRALIA			36,329,045
AUSTRIA - 0.2%
Materials - 0.1%
Containers & Packaging - 0.1%
Mondi Finance PLC 3.375% 5/23/2031 (c)	EUR	2,470,000	2,872,237
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Supernova Invest GmbH 5% 6/24/2030 (c)	EUR	1,375,000	1,651,543
TOTAL AUSTRIA			4,523,780
BELGIUM - 1.3%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut Services NV 4.25% 8/19/2031 (c)	EUR	8,600,000	10,344,245
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (c)	EUR	7,400,000	8,836,081
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Shurgard Luxembourg Sarl 4% 5/27/2035 (c)	EUR	4,500,000	5,227,794
TOTAL BELGIUM			24,408,120
CANADA - 1.8%
Financials - 1.8%
Banks - 1.8%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(c)	EUR	13,100,000	15,339,698
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		2,400,000	2,391,761
Royal Bank of Canada 3.125% 9/27/2031 (b)(c)	EUR	7,330,000	8,593,162
Toronto Dominion Bank 3.357% 9/22/2032 (c)	EUR	7,335,000	8,526,226

TOTAL CANADA			34,850,847
CZECH REPUBLIC - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
CPI Property Group SA 6% 1/27/2032 (c)	EUR	6,835,000	8,072,654
DENMARK - 1.4%
Consumer Staples - 0.6%
Beverages - 0.3%
Carlsberg Breweries A/S 3.25% 2/28/2032 (c)	EUR	4,125,000	4,823,703
Tobacco - 0.3%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (c)	EUR	5,125,000	6,231,395
TOTAL CONSUMER STAPLES			11,055,098
Financials - 0.8%
Banks - 0.8%
Danske Bank A/S 3.875% 1/9/2032 (b)(c)	EUR	10,125,000	12,218,142
Jyske Bank A/S 5.125% 5/1/2035 (b)(c)	EUR	2,788,000	3,448,298
TOTAL FINANCIALS			15,666,440
TOTAL DENMARK			26,721,538
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (c)	EUR	1,400,000	1,562,958
Citycon Treasury BV 5.375% 7/8/2031 (c)	EUR	3,340,000	3,723,283

TOTAL FINLAND			5,286,241
FRANCE - 5.1%
Communication Services - 0.2%
Media - 0.2%
Publicis Groupe SA 3.375% 6/12/2032 (c)	EUR	3,900,000	4,550,192
Consumer Discretionary - 0.6%
Automobiles - 0.6%
RCI Banque SA 4.75% 3/24/2037 (b)(c)	EUR	2,400,000	2,874,448
RCI Banque SA 5.5% 10/9/2034 (b)(c)	EUR	7,400,000	9,165,583
TOTAL CONSUMER DISCRETIONARY			12,040,031
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA 3.75% 2/4/2037 (c)	EUR	5,300,000	6,109,049
Financials - 2.1%
Banks - 2.1%
BNP Paribas SA 2.159% 9/15/2029 (b)(h)		4,560,000	4,312,493
BNP Paribas SA 3.945% 2/18/2037 (b)(c)	EUR	12,600,000	14,833,945
BNP Paribas SA 5.786% 1/13/2033 (b)(h)		3,551,000	3,727,608
BPCE SA 5.716% 1/18/2030 (b)(h)		10,945,000	11,331,002
Societe Generale SA 6.691% 1/10/2034 (b)(h)		5,340,000	5,815,770
TOTAL FINANCIALS			40,020,818
Utilities - 1.9%
Electric Utilities - 0.6%
Electricite de France SA 4.75% 10/12/2034 (c)	EUR	1,300,000	1,628,423
Electricite de France SA 5.5% 1/25/2035 (c)	GBP	7,600,000	10,146,855
			11,775,278
Multi-Utilities - 1.3%
Engie SA 3.875% 3/6/2036 (c)	EUR	1,600,000	1,876,315
Engie SA 4.25% 9/6/2034 (c)	EUR	8,000,000	9,769,656
Veolia Environnement SA 3.324% 6/17/2032 (c)	EUR	10,300,000	12,022,191
			23,668,162
TOTAL UTILITIES			35,443,440
TOTAL FRANCE			98,163,530
GERMANY - 10.8%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Robert Bosch GmbH 4.375% 6/2/2043 (c)	EUR	2,500,000	2,889,941
Schaeffler AG 5.375% 4/1/2031 (c)	EUR	2,900,000	3,593,284
ZF Europe Finance BV 4.75% 1/31/2029 (c)	EUR	6,700,000	7,849,786
ZF Europe Finance BV 7% 6/12/2030 (c)	EUR	3,300,000	4,085,597
TOTAL CONSUMER DISCRETIONARY			18,418,608
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (c)	EUR	2,890,000	3,540,564
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vier Gas Transport GmbH 3.625% 9/8/2033 (c)	EUR	6,200,000	7,208,292
Financials - 4.2%
Banks - 0.6%
Commerzbank AG 3.625% 1/14/2032 (b)(c)	EUR	3,100,000	3,684,997
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(c)	EUR	3,300,000	3,859,584
Volkswagen Bank GmbH 3.5% 6/19/2031 (c)	EUR	3,600,000	4,223,285
			11,767,866
Financial Services - 3.6%
KfW 0.75% 1/15/2029 (c)	EUR	26,974,000	30,190,616
KfW 1.125% 3/31/2037 (c)	EUR	14,700,000	13,841,376
KfW 2.75% 1/17/2035 (c)	EUR	10,364,000	11,905,354
KfW 3.25% 3/24/2031 (c)	EUR	2,395,000	2,894,414
KfW 4% 3/15/2029		9,475,000	9,591,905
			68,423,665
TOTAL FINANCIALS			80,191,531
Health Care - 1.4%
Pharmaceuticals - 1.4%
Bayer US Finance LLC 6.375% 11/21/2030 (h)		8,930,000	9,547,291
Bayer US Finance LLC 6.5% 11/21/2033 (h)		15,465,000	16,742,329
TOTAL HEALTH CARE			26,289,620
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aroundtown SA 3.625% 4/10/2031 (c)	GBP	4,545,000	5,632,865
LEG Immobilien SE 3.875% 1/20/2035 (c)	EUR	5,200,000	5,971,554
Sirius Real Estate Ltd 4% 1/22/2032 (c)	EUR	2,400,000	2,804,981
Vonovia SE 3.5% 11/12/2032 (c)	EUR	800,000	927,486
TOTAL REAL ESTATE			15,336,886
Utilities - 2.8%
Electric Utilities - 2.3%
Amprion GmbH 0.625% 9/23/2033 (c)	EUR	5,000,000	4,694,336
Amprion GmbH 3.625% 5/21/2031 (c)	EUR	6,500,000	7,778,972
Amprion GmbH 4.125% 9/7/2034 (c)	EUR	6,000,000	7,263,441
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(c)	EUR	6,700,000	7,482,819
EnBW International Finance BV 3.75% 11/20/2035 (c)	EUR	10,210,000	11,963,303
EnBW International Finance BV 5.7923% 2/26/2036 (c)	AUD	7,250,000	4,721,588
			43,904,459
Independent Power and Renewable Electricity Producers - 0.5%
RWE Finance US LLC 5.125% 9/18/2035 (h)		1,050,000	1,044,111
RWE Finance US LLC 5.875% 4/16/2034 (h)		8,663,000	9,132,397
			10,176,508
TOTAL UTILITIES			54,080,967
TOTAL GERMANY			205,066,468
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(c)		2,803,000	2,693,449
IRELAND - 0.1%
Materials - 0.1%
Containers & Packaging - 0.1%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	1,340,000	1,573,213
ITALY - 1.1%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (h)		3,900,000	4,291,628
Utilities - 0.9%
Electric Utilities - 0.6%
Enel Finance International NV 4.375% 9/30/2030 (h)		2,695,000	2,683,606
Enel Finance International NV 5.5% 6/26/2034 (h)		5,595,000	5,798,371
Enel SpA 3.375% (b)(c)(e)	EUR	2,250,000	2,648,504
			11,130,481
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (h)		5,419,000	5,660,784
TOTAL UTILITIES			16,791,265
TOTAL ITALY			21,082,893
JAPAN - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (c)	EUR	2,850,000	3,367,842
NTT Finance Corp 4.876% 7/16/2030 (h)		580,000	590,679
TOTAL COMMUNICATION SERVICES			3,958,521
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.856% 6/15/2035 (h)		7,440,000	7,932,347
TOTAL JAPAN			11,890,868
LUXEMBOURG - 3.6%
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	859,900	181,286
Real Estate - 3.6%
Diversified REITs - 0.5%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (c)	EUR	9,100,000	10,456,171
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (c)	EUR	5,015,000	6,041,987
Real Estate Management & Development - 2.8%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (c)	EUR	3,265,000	3,815,097
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (c)	EUR	5,220,000	5,672,381
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (c)	EUR	6,607,000	7,424,661
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (c)	EUR	5,765,000	6,628,416
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (c)	EUR	5,270,000	6,448,962
Logicor Financing Sarl 1.625% 1/17/2030 (c)	EUR	5,275,000	5,796,979
Logicor Financing Sarl 2% 1/17/2034 (c)	EUR	7,720,000	7,765,289
P3 Group Sarl 3.75% 4/2/2033 (c)	EUR	3,290,000	3,802,612
P3 Group Sarl 4% 4/19/2032 (c)	EUR	4,675,000	5,525,937
			52,880,334
TOTAL REAL ESTATE			69,378,492
TOTAL LUXEMBOURG			69,559,778
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 5.95% 1/28/2031		12,515,000	12,113,269
MULTI-NATIONAL - 1.8%
Financials - 1.8%
Banks - 1.8%
European Investment Bank 0.01% 11/15/2035 (c)	EUR	1,965,000	1,704,568
European Investment Bank 2.875% 1/12/2033 (c)	EUR	4,900,000	5,769,409
European Investment Bank 2.875% 6/18/2035 (c)	EUR	23,320,000	26,964,159

TOTAL MULTI-NATIONAL			34,438,136
NETHERLANDS - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (c)	EUR	1,600,000	1,883,159
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
REWE International Finance BV 4.875% 9/13/2030 (c)	EUR	6,600,000	8,258,996
Financials - 1.1%
Banks - 0.9%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (c)	EUR	3,900,000	4,125,775
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(h)		765,000	805,341
ING Groep NV 3% 8/17/2031 (b)(c)	EUR	9,300,000	10,823,160
			15,754,276
Insurance - 0.2%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(c)		4,125,000	4,166,437
TOTAL FINANCIALS			19,920,713
TOTAL NETHERLANDS			30,062,868
POLAND - 1.0%
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (c)	EUR	8,293,000	9,604,618
GTC Finance DAC 6.5% 10/15/2030 (c)	EUR	8,400,000	9,146,703

TOTAL POLAND			18,751,321
PORTUGAL - 0.2%
Financials - 0.2%
Insurance - 0.2%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(c)	EUR	3,100,000	3,671,637
SPAIN - 0.9%
Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		6,800,000	7,227,705
CaixaBank SA 3.625% 9/19/2032 (b)(c)	EUR	3,300,000	3,912,792
CaixaBank SA 6.84% 9/13/2034 (b)(h)		5,900,000	6,580,125

TOTAL SPAIN			17,720,622
SWEDEN - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Heimstaden Bostad AB 3.875% 11/5/2029 (c)	EUR	4,565,000	5,421,264
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (c)	EUR	4,355,000	4,860,983

TOTAL SWEDEN			10,282,247
SWITZERLAND - 1.4%
Financials - 1.4%
Capital Markets - 1.2%
UBS Group AG 2.875% 4/2/2032 (b)(c)	EUR	6,790,000	7,781,539
UBS Group AG 4.125% 6/9/2033 (b)(c)	EUR	6,995,000	8,488,097
UBS Group AG 4.75% 3/17/2032 (b)(c)	EUR	5,630,000	7,046,440
			23,316,076
Insurance - 0.2%
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(c)		3,810,000	3,479,705
TOTAL FINANCIALS			26,795,781
Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (c)	EUR	775,000	920,010
TOTAL SWITZERLAND			27,715,791
UNITED KINGDOM - 16.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
BT Finance PLC 3.375% 11/17/2032 (c)	EUR	5,000,000	5,811,611
Consumer Discretionary - 1.4%
Broadline Retail - 0.3%
John Lewis PLC 4.25% 12/18/2034 (c)	GBP	5,082,000	5,808,056
Hotels, Restaurants & Leisure - 0.3%
IHG Finance LLC 3.375% 9/10/2030 (c)	EUR	2,450,000	2,871,403
Whitbread Group PLC 2.375% 5/31/2027 (c)	GBP	2,220,000	2,902,827
			5,774,230
Household Durables - 0.8%
Berkeley Group PLC/The 2.5% 8/11/2031 (c)	GBP	12,292,000	14,307,287
TOTAL CONSUMER DISCRETIONARY			25,889,573
Consumer Staples - 1.7%
Tobacco - 1.7%
BAT International Finance PLC 4.125% 4/12/2032 (c)	EUR	9,810,000	11,842,309
Imperial Brands Finance PLC 3.875% 2/12/2034 (c)	EUR	10,395,000	11,996,205
Imperial Brands Finance PLC 4.875% 6/7/2032 (c)	GBP	6,290,000	8,371,475
TOTAL CONSUMER STAPLES			32,209,989
Financials - 5.7%
Banks - 4.5%
Barclays PLC 3.543% 8/14/2031 (b)(c)	EUR	11,070,000	13,099,239
HSBC Holdings PLC 3.608% 12/1/2033 (b)(c)	EUR	3,255,000	3,801,445
HSBC Holdings PLC 4.787% 3/10/2032 (b)(c)	EUR	5,510,000	6,897,224
HSBC Holdings PLC 4.856% 5/23/2033 (b)(c)	EUR	3,365,000	4,239,997
HSBC Holdings PLC 5.813% 5/22/2033 (b)(c)	GBP	7,380,000	10,370,396
HSBC Holdings PLC 6.254% 3/9/2034 (b)		2,815,000	3,061,398
HSBC Holdings PLC 8.201% 11/16/2034 (b)(c)	GBP	1,285,000	1,914,314
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(c)	EUR	11,120,000	13,903,217
NatWest Group PLC 2.105% 11/28/2031 (b)(c)	GBP	4,974,000	6,597,888
NatWest Group PLC 7.416% 6/6/2033 (b)(c)	GBP	7,365,000	10,473,392
Standard Chartered PLC 3.864% 3/17/2033 (b)(c)	EUR	5,090,000	6,062,050
Virgin Money UK PLC 7.625% 8/23/2029 (b)(c)	GBP	3,330,000	4,856,189
			85,276,749
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (c)	EUR	6,120,000	7,151,516
Financial Services - 0.1%
Nationwide Building Society 4% 7/30/2035 (b)(c)	EUR	3,160,000	3,758,556
Insurance - 0.7%
Admiral Group PLC 8.5% 1/6/2034 (c)	GBP	8,115,000	12,674,488
TOTAL FINANCIALS			108,861,309
Industrials - 1.3%
Ground Transportation - 0.5%
Mobico Group PLC 4.875% 9/26/2031 (c)	EUR	11,070,000	10,297,868
Transportation Infrastructure - 0.8%
Heathrow Funding Ltd 6% 3/5/2032 (c)	GBP	9,895,000	13,744,971
TOTAL INDUSTRIALS			24,042,839
Real Estate - 0.5%
Office REITs - 0.4%
Great Portland Estates PLC 5.375% 9/25/2031 (c)	GBP	5,760,000	7,866,354
Real Estate Management & Development - 0.1%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (c)	EUR	870,000	1,014,523
TOTAL REAL ESTATE			8,880,877
Utilities - 5.8%
Electric Utilities - 1.0%
London Power Networks PLC 3.837% 6/11/2037 (c)	EUR	3,775,000	4,400,213
NGG Finance PLC 2.125% 9/5/2082 (b)(c)	EUR	7,461,000	8,625,094
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (c)	EUR	4,600,000	5,390,837
			18,416,144
Water Utilities - 4.8%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (c)	GBP	3,095,000	3,817,413
Anglian Water Services Financing PLC 5.875% 6/20/2031 (c)	GBP	2,055,000	2,863,682
Anglian Water Services Financing PLC 6.25% 9/12/2044 (c)	GBP	600,000	777,759
Anglian Water Services Financing PLC 6.293% 7/30/2030 (c)	GBP	7,155,000	10,139,142
Anglian Water Services Financing PLC 6.625% 1/15/2029 (i)	GBP	5,405,000	7,655,691
Northumbrian Water Finance PLC 4.5% 2/14/2031 (c)	GBP	8,920,000	11,743,251
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (c)	EUR	4,655,000	5,452,066
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (c)	GBP	5,005,000	6,436,120
South West Water Finance PLC 5.25% 9/15/2031 (c)	GBP	6,295,000	8,546,709
South West Water Finance PLC 5.75% 12/11/2032 (c)	GBP	3,735,000	5,211,559
SW Finance I PLC 6.875% 8/7/2032 (c)	GBP	7,540,000	10,545,440
SW Finance I PLC 7.375% 12/12/2041 (c)	GBP	2,421,000	3,365,062
United Utilities Water Finance PLC 3.5% 2/27/2033 (c)	EUR	2,640,000	3,073,861
Wessex Water Services Finance PLC 6.125% 9/19/2034 (c)	GBP	4,620,000	6,390,278
Yorkshire Water Finance PLC 6% 7/22/2033 (c)	GBP	4,800,000	6,584,550
			92,602,583
TOTAL UTILITIES			111,018,727
TOTAL UNITED KINGDOM			316,714,925
UNITED STATES - 5.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc 3.375% 5/6/2037	EUR	940,000	1,071,481
Alphabet Inc 3.875% 5/6/2045	EUR	1,000,000	1,123,510
Alphabet Inc 4% 5/6/2054	EUR	700,000	763,015
TOTAL COMMUNICATION SERVICES			2,958,006
Consumer Discretionary - 1.2%
Automobiles - 0.9%
American Honda Finance Corp 5.05% 8/20/2031	GBP	5,550,000	7,552,383
Stellantis Finance US Inc 5.75% 3/18/2030 (h)		8,969,000	9,252,595
			16,804,978
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp 3.5% 5/21/2032 (c)	EUR	5,480,000	6,473,711
TOTAL CONSUMER DISCRETIONARY			23,278,689
Consumer Staples - 0.7%
Tobacco - 0.7%
Philip Morris International Inc 3.25% 6/6/2032	EUR	12,010,000	13,956,403
Financials - 1.6%
Banks - 0.3%
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	3,970,000	4,705,151
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(c)	EUR	900,000	1,069,632
			5,774,783
Capital Markets - 0.4%
Blackstone Private Credit Fund 4.875% 4/14/2026 (c)	GBP	2,494,000	3,362,222
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	950,000	1,131,511
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	2,400,000	2,868,420
			7,362,153
Consumer Finance - 0.9%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,935,000	3,527,234
Ford Motor Credit Co LLC 5.875% 11/7/2029		3,940,000	4,044,472
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	4,140,000	5,673,755
Stellantis Financial Services US Corp 5.4% 9/15/2030 (h)		4,022,000	4,083,972
			17,329,433
TOTAL FINANCIALS			30,466,369
Information Technology - 0.2%
Software - 0.2%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	4,076,000	4,691,105
Real Estate - 1.0%
Diversified REITs - 0.0%
WP Carey Inc 4.25% 7/23/2032	EUR	300,000	361,810
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	3,680,000	4,253,252
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	4,875,000	5,703,600
Specialized REITs - 0.5%
American Tower Corp 3.625% 5/30/2032	EUR	7,500,000	8,868,521
TOTAL REAL ESTATE			19,187,183
Utilities - 0.2%
Electric Utilities - 0.2%
Duke Energy Corp 3.85% 6/15/2034	EUR	1,403,000	1,634,264
Southern Co/The 1.875% 9/15/2081 (b)	EUR	1,211,000	1,383,988
TOTAL UTILITIES			3,018,252
TOTAL UNITED STATES			97,556,007
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,067,961,658)			1,119,249,247

Preferred Securities - 1.8%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 3.75% (b)(c)(e)	EUR	2,040,000	2,144,674
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Oyj 7.875% (b)(c)(e)	EUR	3,097,000	3,061,316
GERMANY - 0.9%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen International Finance NV 3.748% (b)(c)(e)	EUR	100,000	117,391
Volkswagen International Finance NV 3.875% (b)(c)(e)	EUR	7,800,000	9,216,706
TOTAL CONSUMER DISCRETIONARY			9,334,097
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aroundtown Finance Sarl 7.875% (b)(e)		3,940,000	4,006,663
Grand City Properties SA 1.5% (b)(c)(e)	EUR	4,000,000	4,667,442
TOTAL REAL ESTATE			8,674,105
TOTAL GERMANY			18,008,202
SWEDEN - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Heimstaden Bostad AB 3.625% (b)(c)(e)	EUR	5,225,000	6,278,093
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(d)(e)(f)	EUR	647,000	562,877

TOTAL SWEDEN			6,840,970
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(d)(e)(f)(g)		611,000	158,859
UNITED KINGDOM - 0.2%
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(c)(e)	GBP	3,430,000	2,887,106
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(c)(e)	GBP	337,000	465,300
TOTAL UNITED KINGDOM			3,352,406
TOTAL PREFERRED SECURITIES (Cost $29,708,723)			33,566,427

U.S. Treasury Obligations - 23.5%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.25% 5/15/2042	4.15	580,200	483,878
US Treasury Bonds 3.875% 8/15/2040	4.60	4,800,000	4,445,437
US Treasury Bonds 4% 11/15/2042 (l)	3.89 to 4.17	6,000,000	5,499,375
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.75	3,925,000	3,602,261
US Treasury Bonds 4.5% 11/15/2054	4.61	9,500,000	8,960,430
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.83	6,500,000	6,288,242
US Treasury Bonds 4.625% 11/15/2044	4.86	1,130,000	1,107,312
US Treasury Bonds 4.625% 11/15/2045	4.61	448,000	437,779
US Treasury Bonds 4.625% 2/15/2040 (m)	4.60 to 4.81	29,177,000	29,493,844
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	2,620,000	2,572,308
US Treasury Bonds 5% 5/15/2045 (m)	4.69 to 4.98	38,065,000	39,076,102
US Treasury Bonds 6.25% 5/15/2030	3.41 to 4.46	18,050,000	19,900,830
US Treasury Notes 1% 7/31/2028	4.19	15,000,000	14,074,219
US Treasury Notes 3.5% 11/30/2030	3.70	8,500,000	8,414,336
US Treasury Notes 3.5% 2/15/2033	4.32	200,000	194,366
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	11,500,000	11,385,000
US Treasury Notes 3.75% 11/30/2032	3.91	9,000,000	8,924,063
US Treasury Notes 3.75% 12/31/2028	4.03	700,000	703,964
US Treasury Notes 3.75% 12/31/2030	4.07	1,600,000	1,600,813
US Treasury Notes 3.75% 8/31/2031	3.64	3,300,000	3,289,043
US Treasury Notes 3.875% 4/30/2030	3.92	18,927,000	19,074,867
US Treasury Notes 3.875% 8/31/2032	3.87	7,400,000	7,380,633
US Treasury Notes 3.875% 9/30/2032	3.77	10,000,000	9,969,141
US Treasury Notes 4% 2/15/2034	4.19 to 4.50	3,500,000	3,489,063
US Treasury Notes 4% 3/31/2030	4.01	8,470,000	8,577,860
US Treasury Notes 4% 4/30/2032	4.06 to 4.29	28,900,000	29,087,399
US Treasury Notes 4% 6/30/2032	4.04	5,225,000	5,255,003
US Treasury Notes 4% 7/31/2032	4.01	1,260,000	1,266,594
US Treasury Notes 4.125% 10/31/2031	4.34 to 4.41	48,000,000	48,738,750
US Treasury Notes 4.125% 2/28/2027	4.01	4,400,000	4,429,563
US Treasury Notes 4.125% 2/29/2032	4.20	10,550,000	10,698,771
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.04	17,510,000	17,750,079
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	20,735,000	21,014,286
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,200,000	1,219,593
US Treasury Notes 4.25% 2/28/2029	4.19 to 4.30	6,420,000	6,549,905
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	39,970,000	40,301,002
US Treasury Notes 4.25% 8/15/2035	4.29	2,340,000	2,356,819
US Treasury Notes 4.375% 11/30/2028	3.89 to 3.91	3,700,000	3,783,973
US Treasury Notes 4.375% 12/31/2029	4.39	3,200,000	3,285,500
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	4,250,000	4,388,291
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	8,740,000	9,077,310
US Treasury Notes 4.625% 4/30/2029	4.40 to 4.72	12,350,000	12,748,963
US Treasury Notes 4.75% 2/15/2045	4.51 to 4.86	8,930,000	8,884,652
TOTAL U.S. TREASURY OBLIGATIONS (Cost $445,518,160)			449,781,619

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $80,924,763)	3.79	80,908,259	80,924,440

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,841,808,795)	1,902,336,630
NET OTHER ASSETS (LIABILITIES) - 0.7%	13,041,814
NET ASSETS - 100.0%	1,915,378,444

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	156	3/2026	17,903,438	(94,050)
CBOT US Treasury Long Bond Contracts (United States)	137	3/2026	15,784,969	(178,900)
Eurex Euro-Bund Contracts (Germany)	1	3/2026	149,920	(206)

TOTAL LONG				(273,156)

SHORT

Interest Rate Contracts
ICE Long GILT Futures (United Kingdom)	208	3/2026	25,617,736	(149,934)

TOTAL FUTURES CONTRACTS				(423,090)
The notional amount of long futures as a percentage of Net Assets is 1.7%.
The notional amount of short futures as a percentage of Net Assets is 1.3%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,832,000	USD	5,687,056	BNP Paribas SA	1/2026	(1,536)
GBP	67,000	USD	90,213	BNP Paribas SA	1/2026	100
GBP	1,284,000	USD	1,709,129	Goldman Sachs Bank USA	1/2026	21,581
GBP	628,000	USD	846,169	JPMorgan Chase Bank NA	1/2026	315
GBP	1,912,000	USD	2,577,751	JPMorgan Chase Bank NA	1/2026	(556)
USD	20,622,074	AUD	31,160,000	JPMorgan Chase Bank NA	1/2026	(175,564)
USD	472,007	AUD	713,000	State Street Bank & Trust Co	1/2026	(3,883)
USD	290,162	AUD	439,000	State Street Bank & Trust Co	1/2026	(2,847)
USD	69,885,930	CAD	96,469,000	JPMorgan Chase Bank NA	1/2026	(480,688)
USD	2,329,480	CAD	3,204,000	State Street Bank & Trust Co	1/2026	(7,588)
USD	796,213,525	EUR	683,275,000	BNP Paribas SA	1/2026	(7,754,602)
USD	1,111,132	EUR	947,000	Canadian Imperial Bank of Commerce	1/2026	(3,145)
USD	19,719,570	EUR	16,744,000	JPMorgan Chase Bank NA	1/2026	17,923
USD	393,569	EUR	334,000	JPMorgan Chase Bank NA	1/2026	571
USD	5,035,757	EUR	4,312,000	JPMorgan Chase Bank NA	1/2026	(37,911)
USD	820,592	GBP	609,000	JPMorgan Chase Bank NA	1/2026	(309)
USD	237,957,933	GBP	178,686,000	Goldman Sachs Bank USA	1/2026	(2,893,820)
USD	5,138,285	GBP	3,836,000	JPMorgan Chase Bank NA	1/2026	(32,279)
USD	66,275,278	JPY	10,280,700,000	Royal Bank of Canada	1/2026	491,392

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(10,862,846)
Unrealized Appreciation						531,882
Unrealized Depreciation						(11,394,728)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Aviva PLC 6.125% 11/14/2036	12/2030	Citibank NA	(1%)	Quarterly	EUR	10,550,000	(81,083)	2,845	(78,238)
Commerzbank AG 4% 12/5/2030	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	8,900,000	1,926	(104,796)	(102,870)
Heidelberg Materials AG 3.75% 5/31/2032	12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	10,670,000	(2,585,186)	2,451,520	(133,666)
Allianz SE 2.121% 7/8/2050	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	13,550,000	(227,135)	150,571	(76,564)
BMW Finance NV 0.75% 7/13/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,250,000	(127,459)	85,796	(41,663)
Intesa Sanpaolo SpA 6.184% 2/20/2034	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,850,000	(14,725)	991	(13,734)
Deutsche Bank AG 5.625% 5/19/2031	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,400,000	10,892	(25,569)	(14,677)
Societe Generale SA 5.25% 9/6/2032	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,800,000	2,341	(22,948)	(20,607)
Generali 4.125% 5/4/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,100,000	(16,714)	4,502	(12,212)
UniCredit SpA 5.375% 4/16/2034	12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	900,000	(2,986)	(5,759)	(8,745)
UniCredit SpA 5.375% 4/16/2034	12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	9,250,000	(30,684)	(56,991)	(87,675)
Societe Generale SA 5.25% 9/6/2032	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	6,900,000	8,976	(93,848)	(84,872)
Deutsche Bank AG 5.625% 5/19/2031	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	7,050,000	54,848	(120,670)	(65,822)
Generali 4.125% 5/4/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	9,400,000	(74,817)	25,436	(49,381)
Intesa Sanpaolo SpA 6.184% 2/20/2034	12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	7,850,000	(62,480)	16,988	(45,492)
BMW Finance NV 0.75% 7/13/2026	12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	14,650,000	(439,358)	351,128	(88,230)

TOTAL CREDIT DEFAULT SWAPS							(3,583,644)	2,659,196	(924,448)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $987,719,075 or 51.6% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,652,345 or 6.0% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Zero coupon bond which is issued at a discount.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,689,225.
(m)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $15,690,015.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	48,295,811	896,413,054	863,786,199	2,674,539	2,097	(323)	80,924,440	80,908,259	0.1%
Total	48,295,811	896,413,054	863,786,199	2,674,539	2,097	(323)	80,924,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	218,814,897	-	218,814,897	-

Non-Convertible Corporate Bonds
Communication Services	19,161,489	-	19,161,489	-
Consumer Discretionary	79,626,901	-	79,626,901	-
Consumer Staples	93,406,691	-	93,406,691	-
Energy	28,157,642	-	28,157,642	-
Financials	449,982,904	-	449,982,904	-
Health Care	26,289,620	-	26,289,620	-
Industrials	24,042,839	-	24,042,839	-
Information Technology	4,691,105	-	4,691,105	-
Materials	5,365,460	-	5,365,460	-
Real Estate	162,055,238	-	162,055,238	-
Utilities	226,469,358	-	226,469,358	-

Preferred Securities
Consumer Discretionary	9,334,097	-	9,334,097	-
Financials	158,859	-	-	158,859
Industrials	2,887,106	-	2,887,106	-
Real Estate	20,721,065	-	20,721,065	-
Utilities	465,300	-	465,300	-

U.S. Treasury Obligations	449,781,619	-	449,781,619	-

Money Market Funds	80,924,440	80,924,440	-	-
Total Investments in Securities:	1,902,336,630	80,924,440	1,821,253,331	158,859
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	531,882	-	531,882	-
Swaps	78,983	-	78,983	-
Total Assets	610,865	-	610,865	-

Liabilities
Futures Contracts	(423,090)	(423,090)	-	-
Forward Foreign Currency Contracts	(11,394,728)	-	(11,394,728)	-
Swaps	(3,662,627)	-	(3,662,627)	-
Total Liabilities	(15,480,445)	(423,090)	(15,057,355)	-
Total Derivative Instruments:	(14,869,580)	(423,090)	(14,446,490)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	78,983	(3,662,627)
Total Credit Risk	78,983	(3,662,627)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	531,882	(11,394,728)
Total Foreign Exchange Risk	531,882	(11,394,728)
Interest Rate Risk
Futures Contracts (c)	-	(423,090)
Total Interest Rate Risk	-	(423,090)
Total Value of Derivatives	610,865	(15,480,445)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,760,884,032)	$1,821,412,190
Fidelity Central Funds (cost $80,924,763)	80,924,440

Total Investment in Securities (cost $1,841,808,795)		$1,902,336,630
Foreign currency held at value (cost $1,564,179)		1,566,221
Receivable for investments sold		799,773
Unrealized appreciation on forward foreign currency contracts		531,882
Dividends receivable		214,654
Interest receivable		26,656,947
Distributions receivable from Fidelity Central Funds		264,862
Bi-lateral OTC swaps, at value		78,983
Prepaid expenses		1,164
Receivable from investment adviser for expense reductions		25,646
Total assets		1,932,476,762
Liabilities
Payable for investments purchased	$1,027,751
Unrealized depreciation on forward foreign currency contracts	11,394,728
Bi-lateral OTC swaps, at value	3,662,627
Accrued management fee	626,611
Payable for daily variation margin on futures contracts	171,853
Other payables and accrued expenses	214,748
Total liabilities		17,098,318
Net Assets		$1,915,378,444
Net Assets consist of:
Paid in capital		$1,886,463,525
Total accumulated earnings (loss)		28,914,919
Net Assets		$1,915,378,444
Net Asset Value, offering price and redemption price per share ($1,915,378,444 ÷ 178,726,017 shares)		$10.72
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$1,524,147
Interest		53,953,117
Income from Fidelity Central Funds		2,674,539
Total income		58,151,803
Expenses
Management fee	$5,481,439
Custodian fees and expenses	66,001
Independent trustees' fees and expenses	2,999
Registration fees	126,445
Audit fees	103,065
Legal	801
Miscellaneous	2,878
Total expenses before reductions	5,783,628
Expense reductions	(134,611)
Total expenses after reductions		5,649,017
Net Investment income (loss)		52,502,786
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,613,276
Fidelity Central Funds	2,097
Forward foreign currency contracts	(34,007,826)
Foreign currency transactions	430,688
Futures contracts	(496,190)
Swaps	(1,266,441)
Total net realized gain (loss)		(14,724,396)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64,101,602
Fidelity Central Funds	(323)
Forward foreign currency contracts	(17,522,352)
Assets and liabilities in foreign currencies	488,773
Futures contracts	(154,215)
Swaps	(846,780)
Total change in net unrealized appreciation (depreciation)		46,066,705
Net gain (loss)		31,342,309
Net increase (decrease) in net assets resulting from operations		$83,845,095
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,502,786	$16,753,425
Net realized gain (loss)	(14,724,396)	13,937,053
Change in net unrealized appreciation (depreciation)	46,066,705	(7,063,231)
Net increase (decrease) in net assets resulting from operations	83,845,095	23,627,247
Distributions to shareholders	(67,168,432)	(21,288,166)

Share transactions
Proceeds from sales of shares	1,125,000,000	365,000,000
Reinvestment of distributions	67,168,432	21,288,166

Net increase (decrease) in net assets resulting from share transactions	1,192,168,432	386,288,166
Total increase (decrease) in net assets	1,208,845,095	388,627,247

Net Assets
Beginning of period	706,533,349	317,906,102
End of period	$1,915,378,444	$706,533,349

Other Information
Shares
Sold	105,246,747	34,426,139
Issued in reinvestment of distributions	6,269,044	2,029,276
Net increase (decrease)	111,515,791	36,455,415

Financial Highlights
Fidelity® SAI International Credit Fund

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$10.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.408	.430	.369
Net realized and unrealized gain (loss)	.257	.201	.241
Total from investment operations	.665	.631	.610
Distributions from net investment income	(.401)	(.402)	(.270)
Distributions from net realized gain	(.054)	(.059)	-
Total distributions	(.455)	(.461)	(.270)
Net asset value, end of period	$10.72	$10.51	$10.34
Total Return D,E	6.40%	6.19%	6.21%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42%	.45%	.46% H,I
Expenses net of fee waivers, if any	.41%	.41%	.41% H,I
Expenses net of all reductions, if any	.41%	.41%	.41% H,I
Net investment income (loss)	3.80%	4.11%	4.43% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$1,915,378	$706,533	$317,906
Portfolio turnover rate J	55%	64%	95% H,K

AFor the period March 1, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity SAI International Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,888,906
Gross unrealized depreciation	(11,531,928)
Net unrealized appreciation (depreciation)	$26,356,978
Tax Cost	$1,833,287,939

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,287,804
Net unrealized appreciation (depreciation) on securities and other investments	$26,627,118

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$61,012,408	$19,396,125
Long-term Capital Gains	6,156,024	1,892,041
Total	$67,168,432	$21,288,166

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI International Credit Fund
Credit Risk
Swaps	(1,266,441)	(846,780)
Total Credit Risk	(1,266,441)	(846,780)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(34,007,826)	(17,522,352)
Total Foreign Exchange Risk	(34,007,826)	(17,522,352)
Interest Rate Risk
Futures Contracts	(496,190)	(154,215)
Total Interest Rate Risk	(496,190)	(154,215)
Totals	(35,770,457)	(18,523,347)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity SAI International Credit Fund	929,887,936

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Credit Fund	1,455,740,475	667,007,452
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI International Credit Fund	1,336
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .41% of average net assets. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $128,777.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,834.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI International Credit Fund	100%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI International Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI International Credit Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2025 and for the period March 1, 2023 (commencement of operations) through December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the two years in the period ended December 31, 2025 and for the period March 1, 2023 (commencement of operations) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $5,992,974, or, if subsequently determined to be different, the net capital gain of such year.

A total of 22.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $30,836,035 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9908914.102
ICR-ANN-0226
Fidelity® SAI Inflation-Protected Bond Index Fund

Annual Report
December 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Inflation-Protected Bond Index Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	1.87 to 2.51	162,585,777	87,925,841
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	1.94 to 2.65	185,955,939	98,496,562
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	1.97 to 2.67	75,478,066	43,502,932
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	1.82 to 2.51	235,389,501	175,377,074
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	1.87 to 2.46	208,432,858	162,440,660
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	1.92 to 2.57	219,555,057	160,258,050
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	1.91 to 2.55	147,301,987	106,325,222
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	1.94 to 2.62	92,013,581	69,448,646
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	1.84 to 2.65	223,148,551	163,178,827
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	1.90 to 2.63	132,088,486	95,122,212
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	1.90 to 2.59	169,730,089	142,257,084
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.83 to 2.68	195,206,435	152,363,538
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.97 to 1.95	148,247,565	149,368,419
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	1.79 to 2.25	84,950,373	84,170,090
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	1.76 to 2.40	107,455,265	105,294,708
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	1.90 to 2.63	134,649,522	121,105,394
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	1.26 to 1.94	150,832,933	152,037,229
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	185,562,214	176,203,501
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.41 to 1.68	212,544,671	219,425,036
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	1.50 to 2.09	80,950,714	89,389,922
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.08 to 1.98	162,385,307	170,424,672
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.22 to 2.08	207,456,789	223,521,643
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.21 to 2.10	374,426,334	355,207,136
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.28 to 1.99	453,607,248	422,928,339
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	1.46 to 1.99	492,315,229	449,983,346
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	1.08 to 1.92	449,738,753	441,646,926
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.36 to 2.00	468,938,435	442,649,505
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	1.32 to 1.93	444,392,130	411,849,462
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.24 to 1.78	301,429,365	290,476,594
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	1.27 to 1.94	244,180,215	241,166,062
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	0.73 to 1.66	345,729,992	341,745,359
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	0.88 to 1.89	444,472,118	436,708,120
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	1.39 to 2.16	459,624,400	431,315,903
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	1.27 to 1.69	307,309,977	303,670,012
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.33 to 1.84	293,321,874	288,838,539
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.52 to 1.94	503,837,536	483,568,994
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.26 to 1.39	413,707,392	408,072,864
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.10 to 1.93	415,086,481	413,452,726
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.49 to 2.07	483,477,325	471,395,127
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.72 to 1.93	433,889,343	437,213,701
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.03 to 1.84	459,515,056	464,113,428
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.18 to 1.63	479,972,363	482,475,151
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.57 to 2.34	517,386,002	514,610,999
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.53 to 2.23	512,583,557	514,782,431
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.72 to 1.97	573,170,317	571,769,668
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.74 to 2.14	567,869,696	578,049,393
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.45 to 1.80	418,168,891	427,051,029
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	0.93 to 1.76	380,655,702	392,041,463
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,007,826,303)			13,964,419,539

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $88,188,841)	3.79	88,165,320	88,182,953

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $14,096,015,144)	14,052,602,492
NET OTHER ASSETS (LIABILITIES) - 0.3%	41,975,433
NET ASSETS - 100.0%	14,094,577,925

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,859,125	1,482,050,980	1,433,718,427	1,618,971	(2,837)	(5,888)	88,182,953	88,165,320	0.2%
Total	39,859,125	1,482,050,980	1,433,718,427	1,618,971	(2,837)	(5,888)	88,182,953

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	13,964,419,539	-	13,964,419,539	-

Money Market Funds	88,182,953	88,182,953	-	-
Total Investments in Securities:	14,052,602,492	88,182,953	13,964,419,539	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,007,826,303)	$13,964,419,539
Fidelity Central Funds (cost $88,188,841)	88,182,953

Total Investment in Securities (cost $14,096,015,144)		$14,052,602,492
Receivable for investments sold		175,959,537
Receivable for fund shares sold		7,345,232
Interest receivable		62,731,075
Distributions receivable from Fidelity Central Funds		185,457
Prepaid expenses		9,328
Receivable from investment adviser for expense reductions		488,392
Total assets		14,299,321,513
Liabilities
Payable for investments purchased	$198,689,140
Payable for fund shares redeemed	4,562,429
Accrued management fee	585,973
Other payables and accrued expenses	906,046
Total liabilities		204,743,588
Net Assets		$14,094,577,925
Net Assets consist of:
Paid in capital		$14,083,472,183
Total accumulated earnings (loss)		11,105,742
Net Assets		$14,094,577,925
Net Asset Value, offering price and redemption price per share ($14,094,577,925 ÷ 1,399,073,379 shares)		$10.07
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$628,555,142
Income from Fidelity Central Funds		1,618,971
Total income		630,174,113
Expenses
Management fee	$6,230,712
Custodian fees and expenses	598
Independent trustees' fees and expenses	29,260
Registration fees	1,077,039
Audit fees	54,365
Legal	8,990
Miscellaneous	22,266
Total expenses before reductions	7,423,230
Expense reductions	(1,163,284)
Total expenses after reductions		6,259,946
Net Investment income (loss)		623,914,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(21,181,292)
Fidelity Central Funds	(2,837)
Total net realized gain (loss)		(21,184,129)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	187,211,078
Fidelity Central Funds	(5,888)
Total change in net unrealized appreciation (depreciation)		187,205,190
Net gain (loss)		166,021,061
Net increase (decrease) in net assets resulting from operations		$789,935,228
Statement of Changes in Net Assets

	Year ended December 31, 2025	For the period August 16, 2024 (commencement of operations) through December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$623,914,167	$71,382,561
Net realized gain (loss)	(21,184,129)	(14,905,261)
Change in net unrealized appreciation (depreciation)	187,205,190	(230,617,842)
Net increase (decrease) in net assets resulting from operations	789,935,228	(174,140,542)
Distributions to shareholders	(551,035,417)	(54,707,031)
Distributions to shareholders from tax return of capital	-	(10,806,752)

Total Distributions	(551,035,417)	(65,513,783)
Share transactions
Proceeds from sales of shares	7,446,121,046	10,566,362,917
Reinvestment of distributions	454,567,756	51,330,007
Cost of shares redeemed	(4,174,508,294)	(248,540,993)

Net increase (decrease) in net assets resulting from share transactions	3,726,180,508	10,369,151,931
Total increase (decrease) in net assets	3,965,080,319	10,129,497,606

Net Assets
Beginning of period	10,129,497,606	-
End of period	$14,094,577,925	$10,129,497,606

Other Information
Shares
Sold	734,545,907	1,050,338,541
Issued in reinvestment of distributions	44,832,575	5,215,440
Redeemed	(410,963,604)	(24,895,480)
Net increase (decrease)	368,414,878	1,030,658,501

Financial Highlights
Fidelity® SAI Inflation-Protected Bond Index Fund

Years ended December 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.509	.124
Net realized and unrealized gain (loss)	.153	(.226)
Total from investment operations	.662	(.102)
Distributions from net investment income	(.422)	(.057)
Distributions from tax return of capital	-	(.011)
Total distributions	(.422)	(.068)
Net asset value, end of period	$10.07	$9.83
Total Return D,E	6.76%	(1.02)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06%	.10% H
Expenses net of fee waivers, if any	.05%	.05% H
Expenses net of all reductions, if any	.05%	.05% H
Net investment income (loss)	5.01%	3.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,094,578	$10,129,498
Portfolio turnover rate I	34%	8% J,K

AFor the period August 16, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount not annualized.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity SAI Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principle amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$115,347,017
Gross unrealized depreciation	(83,802,884)
Net unrealized appreciation (depreciation)	$31,544,133
Tax Cost	$14,021,058,359

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(20,438,393)
Net unrealized appreciation (depreciation) on securities and other investments	$31,544,133

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(18,402,845)
Long-term	(2,035,548)
Total capital loss carryforward	$(20,438,393)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024 A
Ordinary Income	$551,035,417	$54,707,031
Tax Return of Capital	-	10,806,752
Total	$551,035,417	$65,513,783

A For the period August 16, 2024 (commencement of operations) through December 31, 2024.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Inflation-Protected Bond Index Fund	23,536,569	237,483,980
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Inflation-Protected Bond Index Fund	9,253
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,161,607.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,677.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Inflation-Protected Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Inflation-Protected Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, and the statement of changes in net assets and the financial highlights for the year ended December 31, 2025 and for the period August 16, 2024 (commencement of operations) through December 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year ended December 31, 2025, and the changes in its net assets and the financial highlights for the year ended December 31, 2025 and for the period August 16, 2024 (commencement of operations) through December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $549,982,690 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Inflation-Protected Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9917104.101
SPB-ANN-0226
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund

Annual Report
December 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 95.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	1.17 to 1.35	7,727,582	7,786,008
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	1.22 to 1.56	6,705,351	6,758,888
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.20 to 1.24	5,678,001	5,861,805
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.26 to 1.39	7,742,498	8,125,813
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.29 to 1.42	8,334,533	8,979,936
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.26 to 1.42	16,050,844	15,226,959
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	0.94 to 1.32	19,366,425	19,186,400
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	1.60 to 2.84	13,260,074	13,143,917
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	1.28 to 1.54	19,638,013	19,284,680
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	0.87 to 1.16	16,741,910	16,643,532
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.22 to 1.34	18,354,587	17,325,620
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.14 to 1.26	12,486,072	12,032,377
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	1.23 to 1.57	15,301,701	15,112,818
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	0.93 to 1.14	16,115,264	15,929,532
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	1.17 to 1.35	17,946,992	17,633,496
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	2.13	97,293	97,056
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	1.05 to 1.21	15,018,287	14,840,401
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.21 to 1.37	11,984,706	11,801,522
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.21 to 1.39	19,333,483	19,070,169
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.23 to 1.42	17,762,527	17,692,615
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.97 to 1.10	14,309,964	14,419,604
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.19 to 1.34	19,644,453	19,841,036
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.31 to 1.48	21,129,012	21,239,188
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.28 to 1.41	20,229,544	20,659,230
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.10 to 1.26	18,181,173	18,724,989
TOTAL U.S. TREASURY OBLIGATIONS (Cost $358,477,631)			357,417,591

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $22,405,564)	3.79	22,400,962	22,405,442

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $380,883,195)	379,823,033
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(3,455,077)
NET ASSETS - 100.0%	376,367,956

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	42,020,759	19,613,889	86,614	(1,306)	(122)	22,405,442	22,400,962	0.0%
Total	-	42,020,759	19,613,889	86,614	(1,306)	(122)	22,405,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	357,417,591	-	357,417,591	-

Money Market Funds	22,405,442	22,405,442	-	-
Total Investments in Securities:	379,823,033	22,405,442	357,417,591	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $358,477,631)	$357,417,591
Fidelity Central Funds (cost $22,405,564)	22,405,442

Total Investment in Securities (cost $380,883,195)		$379,823,033
Receivable for investments sold		3,501,931
Receivable for fund shares sold		462,476
Interest receivable		1,034,983
Distributions receivable from Fidelity Central Funds		75,730
Receivable from investment adviser for expense reductions		49,270
Other receivables		3
Total assets		384,947,426
Liabilities
Payable for investments purchased	$8,166,272
Payable for fund shares redeemed	332,963
Accrued management fee	12,784
Other payables and accrued expenses	67,451
Total liabilities		8,579,470
Net Assets		$376,367,956
Net Assets consist of:
Paid in capital		$377,297,015
Total accumulated earnings (loss)		(929,059)
Net Assets		$376,367,956
Net Asset Value, offering price and redemption price per share ($376,367,956 ÷ 37,676,577 shares)		$9.99
Statement of Operations
For the period November 4, 2025 (commencement of operations) through December 31, 2025
Investment Income
Interest		$1,175,811
Income from Fidelity Central Funds		86,614
Total income		1,262,425
Expenses
Management fee	$14,046
Custodian fees and expenses	156
Independent trustees' fees and expenses	4
Registration fees	31,082
Audit fees	37,064
Total expenses before reductions	82,352
Expense reductions	(67,950)
Total expenses after reductions		14,402
Net Investment income (loss)		1,248,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,693)
Fidelity Central Funds	(1,306)
Total net realized gain (loss)		(16,999)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,060,040)
Fidelity Central Funds	(122)
Total change in net unrealized appreciation (depreciation)		(1,060,162)
Net gain (loss)		(1,077,161)
Net increase (decrease) in net assets resulting from operations		$170,862
Statement of Changes in Net Assets

For the period November 4, 2025 (commencement of operations) through December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,248,023
Net realized gain (loss)	(16,999)
Change in net unrealized appreciation (depreciation)	(1,060,162)
Net increase (decrease) in net assets resulting from operations	170,862
Distributions to shareholders	(1,099,921)

Share transactions
Proceeds from sales of shares	389,927,388
Reinvestment of distributions	1,055,496
Cost of shares redeemed	(13,685,869)

Net increase (decrease) in net assets resulting from share transactions	377,297,015
Total increase (decrease) in net assets	376,367,956

Net Assets
Beginning of period	-
End of period	$376,367,956

Other Information
Shares
Sold	38,939,481
Issued in reinvestment of distributions	105,743
Redeemed	(1,368,647)
Net increase (decrease)	37,676,577

Financial Highlights
Fidelity® SAI 0-5 Year Inflation-Protected Bond Index Fund

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.064
Net realized and unrealized gain (loss)	(.041)
Total from investment operations	.023
Distributions from net investment income	(.033)
Total distributions	(.033)
Net asset value, end of period	$9.99
Total Return D,E	.23%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.17% H,I
Expenses net of fee waivers, if any	.05 % H
Expenses net of all reductions, if any	.05% H
Net investment income (loss)	4.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$376,368
Portfolio turnover rate J	1 % K

AFor the period November 4, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$430
Gross unrealized depreciation	(920,689)
Net unrealized appreciation (depreciation)	$(920,259)
Tax Cost	$380,743,292

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,198
Capital loss carryforward	$(16,999)
Net unrealized appreciation (depreciation) on securities and other investments	$(920,259)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(16,999)
Long-term	-
Total capital loss carryforward	$(16,999)

The tax character of distributions paid was as follows:

December 31, 2025A
Ordinary Income	$1,099,921

A For the period November 4, 2025 (commencement of operations) through December 31, 2025.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $67,950.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 4, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period November 4, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 95.48% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,099,921 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund
At its July 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering  transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally, custodians, subcustodians, and pricing vendors. The Board also considered that the fund is offered exclusively to Fidelity's managed account programs and other Fidelity proprietary investment solutions, and is not offered to the general public.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's proposed management fee and total expenses, the Board noted that FMR may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fee and Total Expense Ratio. The information provided to the Board indicated that the fund's proposed management fee rate ranked below the competitive median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total net expense ratio (after the effect of the below referenced contractual expense cap expiring on April 30, 2027) of the fund ranked below the competitive median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
Other Contractual Arrangements. The Board noted that FMR has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 5 basis points through April 30, 2027.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through September 30, 2026.

1.9921003.100
IPBI-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026